United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

AllianceBernstein Intermediate
Municipal Portfolios

--------------------------------------------------------------------------------
Tax-Exempt Income                              Annual Report--September 30, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

November 21, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios for the annual reporting period ended September 30, 2003.

Investment Objectives and Policies

The three portfolios of this open-end fund, seek to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Each portfolio invests principally in investment grade bonds. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The following table provides performance for the three portfolios and their benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index, for the six- and 12-month periods ended September 30, 2003.

INVESTMENT RESULTS*
Periods Ended September 30, 2003

                                            ---------------------
                                                  Returns
                                            ---------------------
                                            6 Months    12 Months
-----------------------------------------------------------------
California
Portfolio
   Class A                                     1.71%        2.13%
-----------------------------------------------------------------
   Class B                                     1.35%        1.41%
-----------------------------------------------------------------
   Class C                                     1.35%        1.41%
-----------------------------------------------------------------
Diversified
Portfolio
   Class A                                     2.16%        3.22%
-----------------------------------------------------------------
   Class B                                     1.81%        2.43%
-----------------------------------------------------------------
   Class C                                     1.81%        2.50%
-----------------------------------------------------------------
New York
Portfolio
   Class A                                     2.23%        3.25%
-----------------------------------------------------------------
   Class B                                     1.87%        2.45%
-----------------------------------------------------------------
   Class C                                     1.87%        2.44%
-----------------------------------------------------------------
Lehman
Brothers
5-Year General
Obligation
Municipal
Bond Index                                     2.92%        4.92%
-----------------------------------------------------------------

* Investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares for each portfolio as of September 30, 2003. Returns do not reflect the deduction of taxes that a


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1 shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of each class have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each class include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities in this index include ratings categories A and Aaa.

      Additional performance information can be found on pages 5-7.

The decline in interest rates over the last six and 12-months added to the returns of our intermediate portfolios. With the decline in interest rates, prices of the portfolios' securities rose. As a result, the portfolios' returns were greater than their yields. Interest rates did not decline equally, however. Over the last year, 5-year AAA municipal yields declined 0.27% while 20-year AAA yields fell 0.04%. Our portfolios did not have the maturity concentration of the benchmark, and as a result, the portfolios did not achieve the returns of the benchmark.

Market Overview and Investment Strategy

Collectively, the states have been struggling to close budget gaps equaling approximately $85 billion. The federal government has promised $20 billion in aid over the next two years, but what the states really need is economic growth that will lead to stronger tax receipts. State tax revenues (adjusted for legislation and inflation) are no longer in free fall, but continue to decline.

Market reaction to the state's financial problems has been muted. For example, the extra yield for intermediate-term, triple-B rated bonds over triple-A bonds is 0.02% wider today than they were 12 months ago. In response, we continue to maintain a very high average credit quality in all of our intermediate-term portfolios.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
GROWTH OF A $10,000 INVESTMENT

Intermediate California Municipal Portfolio
2/1/02--9/30/03

Intermediate California Municipal Portfolio: $10,249
Lehman Brothers 5-Year General Obligation Municipal Bond Index: $11,178

 [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

                                                       Lehman Brothers
                    Intermediate California      5-Year General Obligation
                      Municipal Portfolio           Municipal Bond Index
-------------------------------------------------------------------------------
2/1/02                      $ 9,579                       $10,000
9/30/02                     $10,034                       $10,654
9/30/03                     $10,249                       $11,178


Intermediate Diversified Municipal Portfolio
2/1/02--9/30/03

Intermediate Diversified Municipal Portfolio: $10,384
Lehman Brothers 5-Year General Obligation Municipal Bond Index: $11,178

 [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

                                                       Lehman Brothers
                    Intermediate Diversified     5-Year General Obligation
                      Municipal Portfolio           Municipal Bond Index
-------------------------------------------------------------------------------
2/1/02                      $ 9,579                       $10,000
9/30/02                     $10,059                       $10,654
9/30/03                     $10,384                       $11,178


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3

Performance Update
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
GROWTH OF A $10,000 INVESTMENT

Intermediate New York Municipal Portfolio
2/1/02--9/30/03

Intermediate New York Municipal Portfolio: $10,412
Lehman Brothers 5-Year General Obligation Municipal Bond Index: $11,178

 [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL.]

                                                        Lehman Brothers
                     Intermediate New York        5-Year General Obligation
                      Municipal Portfolio           Municipal Bond Index
-------------------------------------------------------------------------------
2/1/02                      $ 9,579                       $10,000
9/30/02                     $10,085                       $10,654
9/30/03                     $10,412                       $11,178


Each chart illustrates the total value of an assumed $10,000 investment in each AllianceBernstein Intermediate Municipal Portfolio's Class A shares (from 2/1/02 to 9/30/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The charts reflect the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolios and assume the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index is a composite measure of total return performance for the municipal bond market on those municipal bonds with maturities of five years. The securities in this index include ratings categories A and Aaa.

When comparing AllianceBernstein Intermediate Municipal Portfolios to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Intermediate Municipal Portfolios.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

Intermediate California Municipal Portfolio

Class A Shares                Without Sales Charge             With Sales Charge
--------------------------------------------------------------------------------
           1 Year                     2.13%                         -2.22%
  Since Inception*                    4.16%                          1.47%

Class B Shares
--------------------------------------------------------------------------------
           1 Year                     1.41%                         -1.56%
  Since Inception*                    3.44%                          2.26%

Class C Shares
--------------------------------------------------------------------------------
           1 Year                     1.41%                          0.42%
  Since Inception*                    3.43%                          3.43%

Intermediate Diversified Municipal Portfolio

Class A Shares                Without Sales Charge             With Sales Charge
--------------------------------------------------------------------------------
           1 Year                     3.22%                         -1.18%
  Since Inception*                    4.98%                          2.28%

Class B Shares
--------------------------------------------------------------------------------
           1 Year                     2.43%                         -0.56%
  Since Inception*                    4.26%                          3.09%

Class C Shares
--------------------------------------------------------------------------------
           1 Year                     2.50%                          1.50%
  Since Inception*                    4.25%                          4.25%

Each portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Each portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for all share classes: 2/1/02.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5

Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003

Intermediate New York Municipal Portfolio

Class A Shares                Without Sales Charge             With Sales Charge
--------------------------------------------------------------------------------
           1 Year                     3.25%                         -1.13%
  Since Inception*                    5.16%                          2.46%

Class B Shares
--------------------------------------------------------------------------------
           1 Year                     2.45%                         -0.55%
  Since Inception*                    4.39%                          3.21%

Class C Shares
--------------------------------------------------------------------------------
           1 Year                     2.44%                          1.44%
  Since Inception*                    4.42%                          4.42%

Each portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Each portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for all share classes: 2/1/02.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS
As of September 30, 2003

                                                              Taxable Equivalent
                                                                 Yield in 33%
                                                   30-Day         Tax Bracket
Intermediate California Municipal Portfolio      SEC Yield*       (at NAV)**
--------------------------------------------------------------------------------
Class A                                             2.09%            3.44%
Class B                                             1.39%            2.29%
Class C                                             1.40%            2.30%

Intermediate Diversified Municipal Portfolio
--------------------------------------------------------------------------------
Class A                                             2.20%            3.28%
Class B                                             1.51%            2.25%
Class C                                             1.51%            2.25%

Intermediate New York Municipal Portfolio
--------------------------------------------------------------------------------
Class A                                             2.20%            3.53%
Class B                                             1.50%            2.40%
Class C                                             1.50%            2.40%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2003.

** The taxable-equivalent yield is based on NAV and a 33% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Principal                                                                                Market
Amount           Description                                                             Value*
-----------------------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate Demand Notes-9.04%
$   22,020,000   California Department of Water Resources,
                 Power Supply Revenue Series B-1,
                 1.20%, 05/01/2022............................                 $     22,020,000
     9,050,000   Irvine, California Improvement Bond Act 1915,
                 Assessment District No. 87-8,
                 1.20%, 09/02/2024............................                        9,050,000
     5,850,000   California Health Facilities Financing
                 Authority Revenue, Hospital Adventist
                 Health Systems Series A,
                 1.20%, 09/01/2025............................                        5,850,000
     1,900,000   Irvine Ranch, Water District
                 Nos. 140-240-105-250, California,
                 1.20%, 04/01/2033............................                        1,900,000
     5,800,000   California State Series A-2,
                 1.15%, 05/01/2033............................                        5,800,000
     7,550,000   Los Angeles, California Department of
                 Water & Power Revenue Subseries B-3,
                 1.18%, 07/01/2034............................                        7,550,000
     7,900,000   Los Angeles, California Department of
                 Water & Power, Waterworks Revenue
                 Subseries B-2, SPA,
                 1.20%, 07/01/2035............................                        7,900,000
    14,900,000   Irvine, Unified School District,
                 Community Facilities District No. 01-1,
                 California
                 1.20%, 09/01/2038............................                       14,900,000
                                                                               ----------------

                 Total Tax-Exempt Variable-Rate
                   Demand Notes (Cost $74,970,000)............                       74,970,000
                                                                               ----------------

                 Prerefunded/Escrowed-3.31%
     4,675,000   Sacramento Municipal Utility District,
                 California Electric Revenue Series I, MBIA,
                 6.00%, 01/01/2024,
                 Prerefunded 01/01/2004 @ 102.................                        4,826,283
       400,000   Pomona Public Financing Authority, California,
                 5.50%, 02/01/2008,
                 Prerefunded 02/01/2004 @ 102.................                          413,912
       480,000   Pomona Public Financing Authority, California,
                 Southwest Pomona Revenue
                 Series L, 5.50%, 02/01/2008,
                 Prerefunded 02/01/2004 @ 102.................                          496,694
     1,000,000   Washington Suburban Sanitation District,
                 Maryland,
                 6.60%, 06/01/2015,
                 Prerefunded 06/01/2004 @ 100.................                        1,037,470

*     See Note 1, page 118 in Notes to Financial Statements.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    2,000,000   Los Angeles California Department of
                 Water & Power, California Electric
                 Plant Revenue, FSA,
                 5.25%, 06/15/2013,
                 Prerefunded 06/15/2004 @ 101.................                 $      2,080,420
     3,955,000   Imperial Irrigation District,
                 California Certificates of Participation,
                 Electric System Project, MBIA,
                 6.00%, 11/01/2015,
                 Prerefunded 11/01/2004 @ 102.................                        4,246,919
       590,000   Burbank Redevelopment Agency,
                 California,
                 9.25%, 12/01/2005,
                 Escrowed to Maturity.........................                          620,822
     1,520,000   Corona, California
                 Certificates of Participation,
                 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @ 100.................                        1,763,702
       920,000   Northern California Power Agency
                 Public Power Revenue Series A, AMBAC,
                 5.80%, 07/01/2009,
                 Escrowed to Maturity.........................                        1,090,678
     1,000,000   Kern High School District,
                 California,
                 7.10%, 08/01/2011,
                 Escrowed to Maturity.........................                        1,282,480
     5,300,000   Massachusetts State Series B, FSA,
                 5.50%, 03/01/2018,
                 Prerefunded 03/01/2012 @ 100.................                        6,137,506
     1,000,000   Pittsburg Redevelopment Agency,
                 California Residential Mortgage Revenue,
                 9.60%, 06/01/2016,
                 Escrowed to Maturity.........................                        1,529,850
     1,615,000   Metropolitan Water District of Southern
                 California, Waterworks Revenue Series A,
                 5.75%, 07/01/2021,
                 Escrowed to Maturity.........................                        1,901,113
                                                                               ----------------

                 Total Prerefunded/Escrowed
                     (Cost $25,630,179).......................                       27,427,849
                                                                               ----------------

                 Insured-50.44%
     1,475,000   King County, Washington Sewer Revenue,
                 Refunding, FGIC,
                 5.00%, 01/01/2004............................                        1,489,529
     1,000,000   Iowa State School Infrastructure
                 Special Fund,
                 FSA, 4.00%, 03/15/2004.......................                        1,013,520


--------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    5,000,000   San Jose Redevelopment Agency,
                 California Tax Allocation,
                 Merged Area Redevelopment Project,
                 MBIA, 3.00%, 08/01/2004,(a)..................                 $      5,082,200
     1,015,000   Covina Valley Unified School District,
                 California Series A, FSA,
                 4.50%, 08/01/2004............................                        1,044,201
     1,365,000   Rancho California Water District
                 Financing Authority,
                 Revenue Series A, FSA,
                 5.00%, 08/01/2004............................                        1,409,881
     1,835,000   Los Angeles, California Harbor
                 Department Revenue, AMBAC,
                 5.50%, 08/01/2004............................                        1,902,877
     1,960,000   Gateway Economic Development Corp.,
                 Greater Cleveland, Ohio
                 Excise Tax Revenue, FSA,
                 5.125%, 09/01/2004...........................                        2,032,206
     1,600,000   Irvine Public Facilities &
                 Infrastructure Authority,
                 California Assessment Revenue
                 Series B, AMBAC,
                 3.00%, 09/02/2004............................                        1,629,024
     1,000,000   Oakland Joint Powers Financing Authority,
                 California Lease Revenue, AMBAC,
                 5.00%, 10/01/2004............................                        1,039,480
    11,530,000   San Joaquin Hills Transportation Corridor
                 Agency, California Toll Road Revenue,
                 Capital Appreciation Refunding
                 Series A, MBIA,
                 0.00%, 01/15/2005............................                       11,335,489
     3,300,000   Industry Urban Development Agency,
                 California, MBIA,
                 5.00%, 05/01/2005............................                        3,504,468
     3,175,000   East Bay Delta Housing & Finance Agency,
                 California Lease Revenue, MBIA,
                 4.25%, 06/01/2005............................                        3,329,083
     1,900,000   Association of Bay Area Governments,
                 California Bay Area Rapid Transit Series A,
                 AMBAC,
                 5.00%, 06/15/2005............................                        2,026,768
     1,270,000   Los Angeles, California Series A, MBIA,
                 3.00%, 09/01/2005............................                        1,317,219
     8,080,000   Industry Urban Development Agency,
                 California, MBIA,
                 5.00%, 05/01/2006............................                        8,850,509
     3,015,000   Puerto Rico Electric Power Authority
                 Power Revenue,
                 Refunding Series Y, MBIA,
                 6.50%, 07/01/2006............................                        3,433,633


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    1,000,000   Virgin Islands Public Finance Authority
                 Revenue, Federal Highway Reimbursement
                 Loan Note, FSA,
                 5.00%, 09/01/2006............................                 $      1,102,930
     2,030,000   Los Angeles, California Certificates of
                 Participation, Equipment & Real Estate
                 Property Program Series AU, MBIA,
                 5.00%, 10/01/2006............................                        2,251,148
     1,770,000   Southern California Public Power Authority
                 Power Project Revenue Refunding,
                 San Juan Unit 3 Series A, FSA,
                 5.00%, 01/01/2007............................                        1,959,496
     7,320,000   Industry Urban Development Agency,
                 California, MBIA,
                 5.00%, 05/01/2007............................                        8,168,461
     8,240,000   East Bay, Municipal Utilities District,
                 California Water Systems Revenue,
                 Refunding, FSA,
                 4.00%, 06/01/2007............................                        8,925,074
    13,075,000   Association of Bay Area Governments,
                 California Bay Area Rapid Transit Series A,
                 AMBAC,
                 5.00%, 06/15/2007............................                       14,640,600
     3,960,000   San Francisco City & County,
                 California Refunding Series 1, FGIC,
                 5.75%, 06/15/2007............................                        4,540,338
     8,590,000   Los Angeles, California Convention &
                 Exhibition Center Authority, Lease Revenue
                 Series A, AMBAC,
                 3.50%, 08/15/2007............................                        9,166,131
     8,800,000   Southern California Public Power Authority
                 Power Project Revenue Refunding,
                 San Juan Unit 3 Series A, FSA,
                 5.00%, 01/01/2008............................                        9,888,032
     3,050,000   San Jose, California Airport Revenue,
                 Refunding Series B, FSA, AMT,
                 5.00%, 03/01/2008............................                        3,373,239
     2,360,000   San Diego County Regional
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC,
                 5.25%, 04/01/2008............................                        2,688,111
     3,885,000   Long Beach, California Harbor Revenue,
                 MBIA, AMT,
                 6.00%, 05/15/2008............................                        4,205,474
     1,000,000   Riverside, California Sewer Revenue, FGIC,
                 7.00%, 08/01/2008............................                        1,221,240
     1,510,000   Castaic Lake Water Agency,
                 California Certificates of Participation,
                 Water System Improvement Project Series A,
                 MBIA,
                 7.25%, 08/01/2008............................                        1,857,391


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    9,300,000   Los Angeles, California Certificates of
                 Participation, Equipment & Real Estate
                 Property Program Series AU, MBIA,
                 5.00%, 10/01/2008............................                 $     10,596,141
     9,000,000   Los Angeles County, California
                 Public Works Financing Authority, AMBAC,
                 5.50%, 10/01/2008............................                       10,305,360
     4,480,000   University of California
                 Revenue Series A, AMBAC,
                 5.00%, 05/15/2009............................                        5,088,518
     1,000,000   Redding Joint Powers Financing Authority,
                 California Electric System Revenue
                 Series A, MBIA,
                 6.25%, 06/01/2009............................                        1,199,690
     2,140,000   Florida State Department of
                 Environmental Protection
                 Preservation Revenue,
                 Florida Forever Series C, AMBAC,
                 5.25%, 07/01/2009,(b)........................                        2,443,152
     1,815,000   Northern California Power Agency,
                 Geothermal Project No.3 Series A, AMBAC,
                 5.80%, 07/01/2009............................                        2,138,887
     1,100,000   South Orange County Public
                 Finance Authority, California
                 Special Tax Revenue,
                 Foothill Area Series C, FGIC,
                 8.00%, 08/15/2009............................                        1,414,303
     2,000,000   Los Angeles, California Wastewater
                 System Revenue
                 Series D, FGIC,
                 5.375%, 11/01/2009...........................                        2,046,900
     5,130,000   California State Refunding, FSA,
                 5.25%, 02/01/2010............................                        5,806,339
       600,000   Los Angeles California
                 Department of Airports,
                 Airport Revenue, FGIC, AMT,
                 5.80%, 05/15/2010............................                          662,226
     1,405,000   Triborough Bridge & Tunnel Authority,
                 New York Refunding General
                 Series B, MBIA,
                 5.00%, 11/15/2010............................                        1,592,483
     1,000,000   Kern High School District,
                 California Series A, MBIA,
                 6.30%, 02/01/2011............................                        1,200,790
     1,070,000   New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 ROLS Railroad II
                 Series R 198, MBIA,
                 17.29%, 04/01/2011(c)........................                        1,641,423


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12 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    2,145,000   San Francisco City & County
                 California Airport Commission,
                 International Airport Revenue
                 Second Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012............................                 $      2,328,097
     5,930,000   M S R Public Power Agency, California,
                 San Juan Project,
                 Refunding Series G, MBIA,
                 5.30%, 07/01/2012............................                        6,585,028
     1,075,000   Rancho California Water District
                 Financing Authority
                 Revenue Series A, FSA,
                 5.50%, 08/01/2012............................                        1,228,951
     4,840,000   MTA, New York Service Series B, MBIA,
                 5.50%, 07/01/2013............................                        5,602,832
     2,500,000   Northern Mariana Islands,
                 Commonwealth of, Series A, ACA
                 6.00%, 06/01/2014,...........................                        2,758,950
     1,195,000   Culver City Redevelopment
                 Finance Authority,
                 California Tax Allocation, AMBAC,
                 5.50%, 11/01/2014............................                        1,387,825
     1,000,000   Santa Clara, California Redevelopment
                 Agency Tax Allocation,
                 Bayshore North Project, MBIA,
                 5.00%, 06/01/2015............................                        1,036,410
     8,675,000   Los Angeles Unified School District,
                 California Election of 1997 Series E, MBIA,
                 5.50%, 07/01/2015............................                        9,838,925
     1,000,000   San Jose Redevelopment Agency,
                 California Tax Allocation,
                 Merged Area Redevelopment Project, MBIA,
                 6.00%, 08/01/2015............................                        1,209,030
     2,380,000   Antioch Public Finance Authority,
                 California Lease Revenue,
                 Municipal Facilities Project Series B, MBIA,
                 5.50%, 01/01/2016............................                        2,641,943
     1,430,000   San Mateo County Transportation District,
                 California Series A, MBIA,
                 5.50%, 06/01/2016............................                        1,656,827
     5,225,000   California State Public Works Board
                 Lease Revenue,
                 Department of Health Services
                 Series A, MBIA,
                 5.75%, 11/01/2016............................                        5,890,508
     2,685,000   Northern California Power Agency
                 Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA,
                 5.00%, 07/01/2017............................                        2,826,849


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    1,000,000   California Special Districts Association
                 Finance Corp., Certificates of Participation
                 Series Z, FSA,
                 5.50%, 08/01/2017............................                 $      1,156,920
     1,460,000   Santa Fe Springs, California Community
                 Development Commission,
                 Refunding Series A, MBIA,
                 5.375%, 09/01/2017...........................                        1,604,219
     3,130,000   Long Beach Bond Finance Authority,
                 California Lease Revenue,
                 Civic Center Project Series A, MBIA,
                 5.00%, 10/01/2017............................                        3,320,648
     7,495,000   San Bernardino County, California
                 Certificates of Participation,
                 West Valley Detention Center,
                 Refunding Series A, MBIA,
                 5.25%, 11/01/2017............................                        8,266,835
     1,210,000   Culver City, California Redevelopment
                 Agency, Tax Allocation Redevelopment
                 Project A, MBIA,
                 5.50%, 11/01/2017............................                        1,356,797
     6,390,000   Santa Clara County Financing Authority,
                 California Lease Revenue
                 Series A, AMBAC,
                 5.00%, 11/15/2017............................                        6,786,372
     5,930,000   Sacramento City Financing Authority,
                 California Revenue Capital Improvement
                 Series A, AMBAC,
                 5.50%, 12/01/2017............................                        6,611,001
     2,420,000   San Francisco City & County
                 California Airport Commission,
                 International Airport Revenue
                 Second Series 15A, FSA, AMT,
                 5.00%, 05/01/2018............................                        2,509,056
     2,000,000   Los Angeles California Department of
                 Water & Power, Power System
                 Series A, FSA,
                 5.25%, 07/01/2018............................                        2,162,200
     5,000,000   Los Angeles California Department of
                 Water & Power, Power System
                 Series A, MBIA,
                 5.375%, 07/01/2018...........................                        5,481,550
     2,000,000   Los Altos School District,
                 California Series B, MBIA,
                 5.00%, 08/01/2018............................                        2,123,500
     2,075,000   Anaheim Public Financing Authority,
                 California Electric System Revenue,
                 Distribution Facilities, MBIA,
                 5.00%, 10/01/2018............................                        2,183,191


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14 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    1,500,000   Imperial Irrigation District,
                 California Electric System Revenue, MBIA,
                 5.00%, 11/01/2018............................                 $      1,586,070
     1,000,000   Culver City, California Redevelopment
                 Agency, Tax Allocation Redevelopment
                 Project A, MBIA,
                 5.50%, 11/01/2018............................                        1,120,620
     5,000,000   California State Department of
                 Water Resources, Water Systems
                 Series Y, FGIC,
                 5.25%, 12/01/2018............................                        5,467,150
     1,440,000   Sacramento City Financing Authority,
                 California Revenue, City Hall and
                 Redevelopment Projects Series A, FSA,
                 5.375%, 12/01/2018...........................                        1,594,037
     3,765,000   Los Angeles, California Sanitation
                 Equipment Charge Revenue Series A, FSA,
                 5.25%, 02/01/2019............................                        4,043,836
     5,035,000   Anaheim Union High School District,
                 California Series A, FSA,
                 5.375%, 08/01/2019...........................                        5,498,371
     1,000,000   Antelope Valley Union High School District,
                 California Series A, MBIA,
                 5.375%, 08/01/2019...........................                        1,095,120
     1,185,000   Tahoe-Truckee Unified School District,
                 California, MBIA,
                 5.50%, 08/01/2019............................                        1,358,768
     1,000,000   Long Beach Bond Finance Authority,
                 California Lease Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2019............................                        1,080,890
     2,815,000   Los Angeles County, California Certificates
                 of Participation, Antelope Valley Courthouse
                 Series A, AMBAC,
                 5.75%, 11/01/2019............................                        3,167,635
     2,630,000   California State Public Works
                 Board Lease Revenue,
                 Department of Corrections,
                 State Prison Series A, AMBAC,
                 5.00%, 12/01/2019............................                        2,820,465
     5,000,000   California State Department of
                 Water Resources, Water Systems
                 Series Y, FGIC,
                 5.25%, 12/01/2019............................                        5,425,500
     4,525,000   Los Angeles, California Sanitation
                 Equipment Charge Revenue Series A, FSA,
                 5.25%, 02/01/2020............................                        4,815,867
     2,050,000   Pasadena Unified School District,
                 California Series B, FGIC,
                 5.00%, 07/01/2020............................                        2,130,667


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    6,185,000   Los Angeles California Department of
                 Water & Power, Power System
                 Series A, MBIA,
                 5.375%, 07/01/2020...........................                 $      6,694,830
     3,475,000   Ventura County Community College District,
                 California
                 Series A, MBIA,
                 5.00%, 08/01/2020............................                        3,648,194
     1,900,000   Gilroy Unified School District,
                 California, FGIC,
                 5.25%, 08/01/2020............................                        2,048,067
     6,340,000   University of California
                 Multi-Purpose Projects,
                 Revenue Series E, MBIA,
                 5.125%, 09/01/2020...........................                        6,704,233
     1,000,000   Fontana Public Financing Authority,
                 California Tax Allocation Revenue,
                 North Fontana Redevelopment Project
                 Series A, FSA,
                 5.25%, 09/01/2020............................                        1,075,800
     1,000,000   San Mateo County Community
                 College District, California
                 2001 Election Series A, FGIC,
                 5.375%, 09/01/2020...........................                        1,085,010
     2,075,000   Walnut, California Public Financing
                 Tax Allocation Revenue, AMBAC,
                 5.375%, 09/01/2020...........................                        2,264,240
     1,100,000   Mammoth Unified School District,
                 California Capital Appreciation, MBIA,
                 0.00%, 08/01/2021............................                          450,549
     1,800,000   San Francisco City & County
                 California Public Utilities Commission,
                 Waterworks Revenue
                 Series A, FSA,
                 5.00%, 11/01/2021............................                        1,864,026
     1,050,000   Long Beach Bond Finance Authority,
                 California Lease Revenue,
                 Public Safety Facilities Projects, AMBAC,
                 5.25%, 11/01/2021............................                        1,118,596
     1,000,000   Sacramento County Sanitation District
                 Financing Authority, California Revenue, FSA,
                 5.50%, 12/01/2021............................                        1,140,580
     1,000,000   Mammoth Unified School District,
                 California Capital Appreciation, MBIA,
                 0.00%, 08/01/2022............................                          382,500
     1,350,000   Anaheim Union High School District,
                 California Series A, FSA,
                 5.00%, 08/01/2022............................                        1,391,702
     3,050,000   California State University Headquarters
                 Building Authority Lease Revenue
                 Series B, MBIA,
                 5.25%, 09/01/2022............................                        3,199,206


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    1,715,000   Long Beach Bond Finance Authority,
                 California Lease Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2022............................                 $      1,813,853
     1,560,000   California State Department of
                 Water Resources,
                 Water Revenue Series W, FSA,
                 5.25%, 12/01/2022............................                        1,642,352
     1,240,000   San Diego Community College District,
                 California Election of 2002 Series A, FSA,
                 5.00%, 05/01/2023............................                        1,271,260
     1,700,000   San Diego Unified School District,
                 California Series C, FSA,
                 5.00%, 07/01/2023............................                        1,743,401
     2,000,000   William S. Hart Union High School District,
                 California Series A, MBIA,
                 5.00%, 09/01/2023............................                        2,051,800
     7,600,000   California State Department of
                 Water Resources, Central Valley Project,
                 Water Systems
                 Series AA, FGIC,
                 5.00%, 12/01/2023............................                        7,792,736
     3,450,000   San Francisco City & County
                 California Airport Commission,
                 International Airport Revenue
                 Second Series 16B, FSA,
                 5.00%, 05/01/2024............................                        3,498,093
     2,320,000   Azusa Unified School District,
                 California, FSA,
                 5.00%, 07/01/2024............................                        2,360,948
     1,140,000   California State, MBIA,
                 5.00%, 08/01/2024............................                        1,152,403
     1,230,000   Gateway Unified School District,
                 California, MBIA,
                 5.00%, 08/01/2024............................                        1,253,850
     4,855,000   William S. Hart Union High School District,
                 California Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA,
                 2.40%, 01/15/2025............................                        4,859,369
     9,995,000   Los Angeles Community College District,
                 California Series A, MBIA,
                 5.00%, 06/01/2026............................                       10,130,032
    20,000,000   Puerto Rico Commonwealth
                 Highway & Transportation Authority,
                 Highway Revenue,
                 Refunding Series AA, FSA,
                 5.00%, 07/01/2026............................                       22,425,000
     7,525,000   Long Beach, California Harbor
                 Revenue Series A, MBIA,
                 4.00%, 05/15/2027............................                        7,666,169


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    4,125,000   Long Beach, California Harbor Revenue
                 Series B, MBIA,
                 4.00%, 05/15/2027............................                 $      4,202,055
       575,000   California Housing Finance Agency,
                 Home Mortgage Revenue
                 Series I, MBIA, AMT,
                 4.95%, 08/01/2028............................                          575,023
     4,410,000   California Housing Finance Agency,
                 Home Mortgage Revenue
                 Series B, MBIA, AMT
                 0.00%, 08/01/2029............................                        1,293,233
     6,540,000   William S. Hart Union High School District,
                 California Certificates of Participation,
                 School Facility Bridge Funding Program, FSA,
                 2.40%, 01/15/2036............................                        6,545,886
     2,245,000   San Jose Financing Authority,
                 California Lease Revenue,
                 Civic Center Project Series C, AMBAC,
                 5.00%, 06/01/2039............................                        2,450,103
                                                                               ----------------
                 Total Insured
                   (Cost $397,370,750)........................                      418,118,523
                                                                               ----------------

                 Tax Supported-12.46%
                 State General Obligations-4.67%
     2,100,000   Illinois State Series 1,
                 5.50%, 12/01/2003............................                        2,115,267
     2,890,000   California State,
                 6.10%, 09/01/2004............................                        3,006,583
     2,500,000   California State,
                 6.20%, 09/01/2005............................                        2,715,550
     5,400,000   California State,
                 5.00%, 02/01/2009............................                        5,953,068
     1,675,000   California State,
                 5.00%, 02/01/2010............................                        1,838,346
     4,200,000   Puerto Rico Commonwealth,
                 Refunding Public Improvement
                 Series C,
                 5.00%, 07/01/2018............................                        4,603,746
     1,870,000   California State,
                 5.25%, 09/01/2018............................                        1,958,096
     2,045,000   California State,
                 5.25%, 09/01/2020............................                        2,110,624
    10,060,000   California State,
                 5.25%, 10/01/2020............................                       10,461,997
     3,965,000   California State,
                 5.00%, 10/01/2023............................                        3,950,092
                                                                               ----------------

                 Total State General Obligations
                   (Cost $37,933,808).........................                       38,713,369
                                                                               ----------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
                 Local General Obligations-1.89%
$    1,000,000   Mecklenburg County, North Carolina
                 Public Improvement Series D,
                 4.00%, 02/01/2004............................                 $      1,010,010
     1,000,000   Los Angeles Unified School District,
                 California Series A, MBIA,
                 5.00%, 07/01/2011............................                        1,126,210
     1,900,000   Los Angeles Unified School District,
                 California Series A, MBIA,
                 5.25%, 07/01/2012............................                        2,156,177
     1,145,000   Los Gatos-Saratoga Joint Union
                 High School District,
                 California Election of 1998 Series B,
                 5.75%, 12/01/2019............................                        1,275,736
     1,440,000   Los Angeles Unified School District,
                 California Series A, FSA,
                 5.25%, 07/01/2020............................                        1,551,442
     2,210,000   Salinas Union High School District,
                 California Series A, FGIC,
                 5.25%, 10/01/2020............................                        2,384,700
     1,325,000   Los Gatos-Saratoga Joint Union
                 High School District,
                 California Election of 1998 Series B,
                 5.75%, 12/01/2020............................                        1,471,929
     2,420,000   Salinas Union High School District,
                 California Series A, FGIC,
                 5.25%, 10/01/2021............................                        2,590,949
     2,000,000   San Diego Unified School District,
                 California Capital Appreciation,
                 Election of 1998
                 Series D, FGIC,
                 5.25%, 07/01/2025............................                        2,094,240
                                                                               ----------------
                 Total Local General Obligations
                   (Cost $15,313,085).........................                       15,661,393
                                                                               ----------------

                 Tax Lease-1.43%
     1,230,000   Los Angeles County, California
                 Capital Asset Leasing Corp.,
                 Lease Revenue Series A,
                 3.00%, 12/01/2003............................                        1,233,038
     1,000,000   California State Public Works
                 Department of Corrections,
                 Del Norte Board Lease Revenue
                 Series C,
                 4.70%, 12/01/2003............................                        1,004,780
     3,360,000   Los Angeles County, California
                 Capital Asset Leasing Corp.,
                 Lease Revenue Series A,
                 3.00%, 06/01/2004............................                        3,389,871
       310,000   Puerto Rico Urban Renewal
                 & Housing Corp.,
                 7.875%, 10/01/2004...........................                          311,274


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$      860,000   Gilroy Unified School District,
                 California Certificates of Participation,
                 5.85%, 07/01/2008............................                 $        885,000
     2,590,000   Taft Public Financing Authority,
                 California Lease Revenue,
                 Community Correctional Facility Project A,
                 5.95%, 01/01/2011............................                        2,835,247
     2,000,000   Sacramento Finance Authority,
                 California Lease Revenue Series B,
                 5.40%, 11/01/2020............................                        2,195,260
                                                                               ----------------

                 Total Tax Lease
                   (Cost $11,191,924).........................                       11,854,470
                                                                               ----------------

                 Special Tax-4.47%
     1,800,000   Westchester Community
                 Development District No. 1,
                 Florida Bond Anticipation Notes,
                 5.50%, 01/01/2004............................                        1,800,144
     3,080,000   Orange County Local Transportation Authority,
                 California Sales Tax Revenue,
                 Refunding First Senior Measure M Series A,
                 4.00%, 02/15/2004............................                        3,113,572
     1,150,000   New Jersey State Transportation
                 Trust Fund Authority,
                 Transportation Systems Series A,
                 5.25%, 06/15/2004............................                        1,184,235
       365,000   Vacaville, California
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment Series A,
                 3.40%, 09/02/2004............................                          366,464
       200,000   Chula Vista, California Community
                 Facilities District Special Tax,
                 No. 06-1 Eastlake Woods Area Series A,
                 2.90%, 09/01/2005............................                          202,528
       645,000   Vacaville, California
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment Series A,
                 3.95%, 09/02/2005............................                          658,235
       515,000   Contra Costa County,
                 California Improvement Bond Act 1915,
                 5.45%, 09/02/2005............................                          539,262
     1,760,000   South Tahoe, California Joint Powers
                 Financing Authority Bond Anticipation Notes,
                 Redevelopment Project 1-B,
                 3.50%, 10/01/2005............................                        1,767,075


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$      200,000   Etiwanda School District,
                 California Refunding Community
                 Facilities District No. 3,
                 3.90%, 08/01/2006............................                 $        203,966
     4,270,000   Santa Clara County Financing Authority,
                 California Special Obligation Measure B,
                 Transportation Improvement Program,
                 5.00%, 08/01/2006............................                        4,659,808
       500,000   Chula Vista, California
                 Community Facilities District Special Tax,
                 No. 06-1 Eastlake Woods Area Series A,
                 3.60%, 09/01/2006............................                          505,370
       665,000   Vacaville, California
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment Series A,
                 4.25%, 09/02/2006............................                          680,541
       275,000   Salinas Public Financing Authority,
                 California Revenue Refunding
                 Assessment Districts,
                 Refinancing Subordinated
                 Series B,
                 4.75%, 09/02/2006............................                          284,716
     1,665,000   North Las Vegas, Nevada
                 Special Improvement District No. 60 Aliante,
                 3.90%, 12/01/2006............................                        1,673,308
     1,815,000   Henderson, Nevada Local Improvement
                 Districts No. T-14,
                 3.75%, 03/01/2007............................                        1,802,331
       350,000   Etiwanda School District,
                 California Refunding Community
                 Facilities District No. 3,
                 4.25%, 08/01/2007............................                          358,936
     1,500,000   Fishhawk Community Development
                 District No. 2, Florida
                 Special Assessment Revenue Series B,
                 5.00%, 11/01/2007............................                        1,508,670
     1,000,000   Vizcaya Community Development District,
                 Florida Special Assessment Series B,
                 5.40%, 11/01/2007............................                          999,550
     1,075,000   Pomona Public Financing Authority,
                 California Revenue, Southwest
                 Pomona Redevelopment Series L,
                 5.50%, 02/01/2008............................                        1,110,368
     1,000,000   Villasol Community Development District,
                 Florida Special Assessment Revenue
                 Series B,
                 5.375%, 05/01/2008...........................                        1,008,540
       480,000   Etiwanda School District,
                 California Refunding Community
                 Facilities District No. 3,
                 4.50%, 08/01/2008............................                          492,326


--------------------------------------------------------------------------------
                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$      565,000   Chula Vista, California
                 Community Facilities District
                 Special Tax, No. 06-1 Eastlake
                 Woods Area Series A,
                 4.25%, 09/01/2008............................                 $        570,972
       375,000   Salinas Public Financing Authority,
                 California Revenue,
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 4.75%, 09/02/2008............................                          386,914
     2,250,000   Seven Oaks Community
                 Development District No. 2,
                 Florida Special Assessment Revenue
                 Series B,
                 5.30%, 11/01/2008............................                        2,265,120
       495,000   Etiwanda School District,
                 California Refunding Community
                 Facilities District No. 3,
                 4.70%, 08/01/2009............................                          504,821
       680,000   Chula Vista, California
                 Community Facilities District Special Tax,
                 No. 06-1 Eastlake Woods Area Series A,
                 4.60%, 09/01/2009............................                          687,337
       300,000   Salinas Public Financing Authority,
                 California Revenue,
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 5.00%, 09/02/2009............................                          309,114
     1,500,000   Gateway Services Community
                 Development District, Florida
                 Special Assessment, Sun City
                 Center, Fort Meyers Project Series B,
                 5.50%, 05/01/2010............................                        1,501,080
       470,000   Etiwanda School District,
                 California Refunding Community
                 Facilities District No. 3,
                 4.80%, 08/01/2010............................                          478,888
       310,000   Salinas Public Financing Authority,
                 California Revenue,
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 5.25%, 09/02/2011............................                          319,709
     2,235,000   Venetian Community Development District,
                 Florida Capital Improvement Revenue
                 Series B,
                 5.95%, 05/01/2012............................                        2,287,590
     1,600,000   Fiddlers Creek Community
                 Development District No. 2,
                 Florida Special Assessment Revenue
                 Series B,
                 5.75%, 05/01/2013............................                        1,599,920


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22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    1,175,000   Beacon Tradeport Community
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022...........................                 $      1,210,085
                                                                               ----------------

                 Total Special Tax
                   (Cost $36,672,881).........................                       37,041,495
                                                                               ----------------

                 Total Tax Supported
                   (Cost $101,111,698)........................                      103,270,727
                                                                               ----------------

                 Revenue-20.52%
                 Airport Revenue-0.07%
       500,000   Denver City & County, Colorado
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013............................                          612,370
                                                                               ----------------

                 Total Airport Revenue
                   (Cost $489,739)............................                          612,370
                                                                               ----------------

                 Electric Revenue-9.23%
    17,400,000   Los Angeles, California
                 Department of Water & Power Revenue,
                 Power Systems Series A, Subseries A-1,
                 4.50%, 07/01/2007............................                       19,093,368
    19,000,000   California State Department of
                 Water Resources,
                 Power Supply Revenue Series A,
                 5.50%, 05/01/2009............................                       21,516,360
    13,425,000   Los Angeles, California
                 Department of Water & Power Revenue,
                 Power Systems Series A, Subseries A-1,
                 5.00%, 07/01/2009............................                       15,171,727
    14,915,000   California State Department of
                 Water Resources,
                 Power Supply Revenue Series A,
                 5.25%, 05/01/2010............................                       16,904,363
     3,580,000   North Carolina Eastern
                 Municipal Power Agency,
                 Power Systems Revenue,
                 Refunding Series C,
                 5.30%, 01/01/2015............................                        3,808,332
                                                                               ----------------

                 Total Electric Revenue
                   (Cost $74,177,847).........................                       76,494,150
                                                                               ----------------

                 Health Care Revenue-0.83%
     1,185,000   Association of Bay Area
                 Governments Finance Authority
                 for Nonprofit Corp.,
                 California Revenue, San Diego
                 Hospital Associates Series A,
                 6.00%, 08/15/2004............................                        1,224,757


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    2,025,000   California Statewide Communities
                 Development Authority Revenue,
                 Kaiser Permanente Series C,
                 3.70%, 11/01/2029............................                 $      2,095,085
     3,420,000   California Statewide Communities
                 Development Authority Revenue,
                 Kaiser Permanente Series C,
                 3.85%, 08/01/2031............................                        3,571,882
                                                                               ----------------

                 Total Health Care Revenue
                   (Cost $6,640,982)..........................                        6,891,724
                                                                               ----------------

                 Higher Education Revenue-1.21%
     2,105,000   California Educational Facilities
                 Authority Revenue,
                 University of The Pacific,
                 5.50%, 11/01/2018............................                        2,295,250
     7,575,000   CSUCI Financing Authority Revenue,
                 California Rental Housing,
                 3.375%, 08/01/2031...........................                        7,699,457
                                                                               ----------------

                 Total Higher Education Revenue
                   (Cost $9,754,313)..........................                        9,994,707
                                                                               ----------------

                 Tobacco Revenue-1.74%
        65,000   Children's Trust Fund, Puerto Rico,
                 Tobacco Settlement Revenue,
                 5.75%, 07/01/2020............................                           73,549
     1,840,000   Tobacco Securitization Authority
                 of Northern California, Tobacco Settlement
                 Asset-Backed Bonds Series B,
                 Sacramento County Tobacco
                 Securitization Corp.,
                 4.375%, 06/01/2021...........................                        1,836,706
     3,060,000   California Counties,
                 Tobacco Securitization Agency,
                 Fresno County Tobacco Funding Corp.,
                 5.625%, 06/01/2023...........................                        2,902,961
     7,660,000   Tobacco Securitization Authority
                 of Southern California,
                 Tobacco Settlement Asset-Backed Bonds
                 Series A,
                 San Diego County Tobacco
                 Securitization Corp.,
                 5.25%, 06/01/2027............................                        7,157,964
     2,720,000   Badger Tobacco Asset Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027...........................                        2,460,920
                                                                               ----------------

                 Total Tobacco Revenue
                   (Cost $15,097,115).........................                       14,432,100
                                                                               ----------------


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24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
                 Water/Sewer Revenue: 1.85%
$    2,420,000   Los Angeles County Sanitation
                 District Financing Authority,
                 California Series A,
                 5.25%, 10/01/2008............................                 $      2,468,400
     2,460,000   San Francisco City & County
                 Public Utilities Commission,
                 California Waterworks Revenue
                 Series A,
                 5.00%, 11/01/2012............................                        2,625,952
     2,285,000   California State Department of
                 Water Resources,
                 Water System Revenue Series O,
                 5.00%, 12/01/2015............................                        2,409,167
     5,000,000   Sacramento County Sanitation
                 District Financing Authority,
                 California Revenue Series A,
                 5.60%, 12/01/2016............................                        5,426,950
     2,045,000   Metropolitan Water District of
                 Southern California,
                 Waterworks Revenue Series A,
                 5.75%, 07/01/2021............................                        2,376,903
                                                                               ----------------

                 Total Water/Sewer Revenue
                   (Cost $14,142,156).........................                       15,307,372
                                                                               ----------------

                 Miscellaneous Revenue-3.00%
     1,850,000   Ohio State Revenue,
                 Major New State Infrastructure-1,
                 5.00%, 06/15/2004............................                        1,901,597
     6,485,000   Los Angeles, California Harbor
                 Department Revenue Series B, AMT,
                 5.75%, 08/01/2009............................                        7,182,981
     8,975,000   Los Angeles County Public Works
                 Financing Authority,
                 California Refunding Flood Control District
                 Series A,
                 5.00%, 03/01/2010............................                       10,109,350
     2,170,000   Los Angeles County
                 Metropolitan Transportation Authority,
                 California Sales Tax Revenue,
                 Refunding Proposition C Second Senior
                 Series A, MBIA,
                 5.00%, 07/01/2010............................                        2,450,082
     1,190,000   Broad Street Community
                 Development Authority,
                 Virginia Revenue,
                 7.125%, 06/01/2015...........................                        1,189,833


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25

California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
$    2,000,000   Oakland Joint Powers Financing Authority,
                 California Revenue,
                 California Fruitvale Transit Village Series A,
                 3.125%, 07/01/2033...........................                 $      2,031,720
                                                                               ----------------
                 Total Miscellaneous Revenue
                   (Cost $23,910,664).........................                       24,865,563
                                                                               ----------------

                 Industrial Development/Pollution
                 Control Revenue-2.59%
     3,245,000   Louisa Industrial Development Authority,
                 Virginia Pollution Control Revenue,
                 Virginia Electric & Power Co.,
                 5.25%, 12/01/2008............................                        3,440,317
     2,750,000   California Statewide Communities
                 Development Authority,
                 Solid Waste Revenue,
                 4.95%, 04/01/2011............................                        2,776,263
     2,500,000   California Statewide Communities
                 Development Authority,
                 Solid Waste Facilities Revenue Series A,
                 AMT, 4.95%, 12/01/2012.......................                        2,512,650
     3,050,000   Pope County, Arkansas Revenue,
                 Refunding Entergy Arkansas, Inc. Project,
                 5.05%, 09/01/2028............................                        3,116,764
     3,595,000   Matagorda County Navigation
                 District No. 1,
                 Texas Pollution Control Revenue,
                 Refunding Central Power & Light Co.
                 Series A,
                 3.75%, 05/01/2030............................                        3,596,438
     1,000,000   Maricopa County Industrial
                 Development Authority,
                 Arizona Solid Waste Disposal Revenue,
                 Waste Management, Inc. Project,
                 4.80%, 12/01/2031............................                        1,020,470
     5,000,000   Brazos River Authority, Texas
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033............................                        5,004,700
                                                                               ----------------

                 Total Industrial Development/Pollution
                   Control Revenue
                   (Cost $21,177,281).........................                       21,467,602
                                                                               ----------------

                 Total Revenue
                   (Cost $165,390,097)........................                      170,065,588
                                                                               ----------------


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26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                        California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                             Value
-----------------------------------------------------------------------------------------------
                 Asset-Backed Securities-2.79%
                 Housing-2.79%
$    1,050,000   San Jose, California
                 Multifamily Housing Revenue,
                 El Parador Apartments Project
                 Series C, AMT,
                 4.90%, 01/01/2016............................                 $      1,054,872
     3,325,000   Munimae Trust, Series 2001-1 Class A,
                 4.35%, 10/26/2016............................                        3,446,662
     3,875,000   Munimae Trust, Series 2001-2 Class A,
                 4.35%, 10/26/2016............................                        4,016,786
     1,165,000   California Rural Home
                 Mortgage Finance Authority,
                 Single-Family Mortgage Revenue,
                 Mortgage-Backed Securities Program
                 Series A, GNMA/FNMA,
                 6.55%, 06/01/2030............................                        1,242,134
    13,235,000   California Statewide
                 Communities Development Authority,
                 Fountains Seacliff Apartments,
                 2.10%, 10/15/2035............................                       13,341,939
                                                                               ----------------

                 Total Housing
                   (Cost $22,726,989).........................                       23,102,393
                                                                               ----------------

                 Total Asset-Backed Securities
                   (Cost $22,726,989).........................                       23,102,393
                                                                               ----------------

                 Investment Summary
                 Total Investments-98.56%
                   (Cost $787,199,713)(d)
                   Cash and Other Assets, ...........                               816,955,080
                     Less Liabilities-1.44%..........                                11,960,850
                                                                               ----------------
                 Net Assets-100.00%..................                          $    828,915,930
                                                                               ================

                 Short Futures Contract
                                                     Contract                        Unrealized
Contracts        Description                           Amount                      Depreciation
-----------------------------------------------------------------------------------------------
135              Interest Rate
                 Swap 10 Yr. Future
                 December 2003................     $14,328,985                 $       (824,765)
                                                                               ----------------

                 Total Short Futures
                 Contract.....................                                 $       (824,765)
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27
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California Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(b)   When-issued security

(c) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $30,929,615 and gross unrealized depreciation of investments was $1,174,248, resulting in net unrealized appreciation of $29,755,367.

      Explanation of abbreviations:
      ACA   - American Capital Access
      AMBAC - American Municpial Bond Assurance Corporation
      AMT   - Subject to Alternative Minimum Tax
      FGIC  - Financial Guaranty Insurance Company
      FNMA  - Federal National Mortgage Association
      FSA   - Financial Security Assurance, Inc.
      GNMA  - Government National Mortgage Association
      MBIA  - Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.


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28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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--------------------------------------------------------------------------------

DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Principal                                                                                Market
Amount           Description                                                             Value*
-----------------------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate
                 Demand Notes-1.75%
$    4,200,000   Michigan Municipal Bond Authority
                 Revenue Series B-2,
                 2.00%, 08/23/2004............................                 $      4,234,608
    37,665,000   Texas State Tax and Revenue
                 Anticipation Notes,
                 2.00%, 08/31/2004,(a)........................                       37,971,970
                                                                               ----------------

                 Total Tax-Exempt Variable-Rate
                   Demand Notes
                   (Cost $42,200,748).........................                       42,206,578
                                                                               ----------------

                 Prerefunded/Escrowed-7.73%
     1,015,000   Seattle, Washington Municipal Light &
                 Power Revenue,
                 5.10%, 11/01/2005,
                 Prerefunded 11/01/2003 @ 102.................                        1,038,589
     1,260,000   Montgomery County,
                 Ohio Hospital Revenue,
                 Grandview Hospital & Medical Center,
                 5.25%, 12/01/2003,
                 Escrowed to Maturity.........................                        1,268,581
     3,000,000   Chicago, Illinois MBIA,
                 6.50%, 01/01/2004,
                 Escrowed to Maturity.........................                        3,040,860
     8,150,000   District of Columbia Series B,
                 6.00%, 06/01/2007,
                 Prerefunded 06/01/2004 @ 102.................                        8,585,291
       700,000   Metropolitan Pier & Exposition Authority,
                 Illinois Dedicated State Tax Revenue,
                 McCormick Place
                 Series A, 5.70%, 06/15/2005,
                 Prerefunded 06/15/2004 @ 102.................                          737,296
     1,525,000   Cumberland County Municipal Authority,
                 Pennsylvania Revenue,
                 1st Mortgage Carlisle Hospital & Health,
                 6.80%, 11/15/2023,
                 Prerefunded 11/15/2004 @ 102.................                        1,652,215
     2,330,000   Fulton County Building Authority,
                 Georgia Series A,
                 8.75%, 01/01/2005,
                 Escrowed to Maturity.........................                        2,551,164
     1,400,000   Massachusetts Consolidated Loans
                 Series A, MBIA,
                 5.00%, 01/01/2008,
                 Prerefunded 01/01/2006 @ 101.................                        1,528,436

*     See Note 1, page 118 in Notes to Financial Statements.


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    4,950,000   Ohio State Turnpike Commission
                 Turnpike Revenue Series A,
                 5.70%, 02/15/2013,
                 Prerefunded 02/15/2006 @ 102.................                 $      5,548,158
     1,530,000   New York City Series I,
                 5.875%, 03/15/2013,
                 Prerefunded 03/15/2006 @ 101.50..............                        1,721,265
     1,035,000   Massachusetts State
                 Consolidated Loans Series B, FGIC,
                 5.50%, 06/01/2012,
                 Prerefunded 06/01/2006 @ 101.................                        1,158,900
     4,775,000   Chicago, Illinois,
                 Emergency Telephone System, FGIC,
                 5.50%, 01/01/2007,
                 Escrowed to Maturity.........................                        5,342,079
     2,145,000   Nebraska Public Power District Revenue,
                 Power Supply Systems Series C,
                 4.75%, 01/01/2007,
                 Escrowed to Maturity.........................                        2,227,411
     1,780,000   Jefferson County, Alabama Sewer Revenue,
                 Refunding Warrants Series A, FGIC,
                 5.375%, 02/01/2027,
                 Prefunded 02/01/2007 @ 100...................                        1,989,506
     1,000,000   Illinois Educational Facilities
                 Authority Revenue,
                 Loyola University, Chicago Series A,
                 7.00%, 07/01/2007,
                 Escrowed to Maturity.........................                        1,152,690
     2,030,000   MTA, New York Commuter
                 Facilities Revenue Series C-1, FGIC,
                 6.00%, 07/01/2007,
                 Escrowed to Maturity.........................                        2,347,715
     1,000,000   Cook County, Illinois MBIA,
                 7.25%, 11/01/2007,
                 Escrowed to Maturity.........................                        1,132,880
        10,000   Connecticut State,
                 5.50%, 12/01/2007,
                 Escrowed to Maturity.........................                           11,425
     1,265,000   Intermountain Power Agency,
                 Utah Power Supply Revenue
                 Series A, AMBAC,
                 6.50%, 07/01/2008,
                 Escrowed to Maturity.........................                        1,516,318
     2,785,000   Massachusetts Consolidated Loan Series C,
                 5.25%, 08/01/2011,
                 Prerefunded 08/01/2008 @ 101.................                        3,213,639
     1,000,000   Jefferson County, Alabama
                 Sewer Revenue Series A,
                 5.75%, 02/01/2038,
                 Prerefunded 02/01/2009 @ 101.................                        1,173,730


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30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$   11,895,000   Jefferson County, Alabama
                 Sewer Revenue, Capital
                 Improvement Warrants, Series A, FGIC,
                 5.00%, 02/01/2033,
                 Prerefunded 02/01/2009 @ 101.................                 $     13,454,434
     3,495,000   Ohio State Public Facilities Commission,
                 Higher Education Capital Facilities Series A,
                 AMBAC,
                 5.25%, 05/01/2009,
                 Escrowed to Maturity.........................                        3,726,928
       175,000   District of Columbia
                 Prerefunded 2001 Series B, FSA,
                 5.50%, 06/01/2009,
                 Escrowed to Maturity.........................                          203,249
     1,130,000   Michigan Municipal Bond Authority Revenue,
                 Clean Water Revolving Fund,
                 5.625%, 10/01/2011,
                 Prerefunded 10/01/2009 @ 101.................                        1,333,106
     3,745,000   Michigan Municipal Bond Authority Revenue,
                 Clean Water Revolving Fund,
                 5.75%, 10/01/2014,
                 Prerefunded 10/01/2009 @ 101.................                        4,444,042
       235,000   Palm Beach County Solid Waste Authority,
                 Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009,
                 Escrowed to Maturity.........................                          280,092
     1,145,000   Montgomery County,
                 Ohio Hospital Revenue,
                 Grandview Hospital & Medical Center,
                 5.40%, 12/01/2009,
                 Escrowed to Maturity.........................                        1,308,334
     2,100,000   Montgomery County,
                 Ohio Hospital Revenue,
                 Grandview Hospital & Medical Center,
                 5.50%, 12/01/2010,
                 Prerefunded 12/01/2009 @ 100.................                        2,407,860
     1,000,000   Montgomery County,
                 Ohio Hospital Revenue,
                 Grandview Hospital & Medical Center,
                 5.60%, 12/01/2011,
                 Prerefunded 12/01/2009 @ 100.................                        1,150,550
     3,475,000   Detroit, Michigan Water Supply
                 Systems Revenue Senior Lien
                 Series A, FGIC,
                 5.875%, 07/01/2022,
                 Prerefunded 01/01/2010 @ 101.................                        4,112,315
     2,695,000   Detroit, Michigan
                 Sewage Disposal Revenue Series A,
                 6.00%, 07/01/2029,
                 Prerefunded 01/01/2010 @ 101.................                        3,208,451


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    4,000,000   MTA, New York Dedicated Tax Fund
                 Series A, FGIC,
                 6.00%, 04/01/2030,
                 Prerefunded 04/10/2010 @ 100.................                 $      4,768,360
     3,000,000   Colorado Department of
                 Transportation,
                 Transportation Revenue, AMBAC,
                 6.00%, 06/15/2015,
                 Prerefunded 06/15/2010 @ 100.50..............                        3,595,080
     2,790,000   Massachusetts Consolidated Loan Series C,
                 5.75%, 10/01/2014,
                 Prerefunded 10/01/2010 @ 100.................                        3,261,259
     2,390,000   Illinois State First Series, MBIA,
                 5.75%, 12/01/2013,
                 Prerefunded 12/01/2010 @ 100.................                        2,827,513
    11,870,000   Massachusetts Consolidated Loan Series C,
                 5.375%, 12/01/2018,
                 Prerefunded 12/01/2011 @ 100.................                       13,738,575
     7,725,000   Jefferson County,
                 Alabama Sewer Revenue,
                 Capital Improvement Warrants, FGIC,
                 5.00%, 02/01/2041,
                 Prefunded 08/01/2012 @ 100...................                        8,610,517
    21,000,000   Jefferson County,
                 Alabama Sewer Revenue,
                 Capital Improvement Warrants, FGIC,
                 5.125%, 02/01/2042,
                 Prefunded 08/01/2012 @ 100...................                       23,775,780
     2,755,000   Tarrant County Health Facilities
                 Development Corp.,
                 Texas Harris Methodist Health System
                 Series A,
                 5.125%, 09/01/2012,
                 Escrowed to Maturity.........................                        3,087,969
     1,075,000   Anchorage, Alaska School Improvement
                 Series B, FGIC,
                 5.875%, 12/01/2012,
                 Escrowed to Maturity.........................                        1,280,422
     4,100,000   North Carolina Municipal Power Agency
                 No. 1, Catawba Electric Revenue,
                 5.50%, 01/01/2013,
                 Escrowed to Maturity.........................                        4,709,875
     2,045,000   Retama Development Corp.,
                 Texas Special Facilities Revenue,
                 Retama Racetrack,
                 8.75%, 12/15/2013,
                 Escrowed to Maturity.........................                        2,939,442
       150,000   Florida State Board of Education
                 Capital Outlay,
                 9.125%, 06/01/2014,
                 Escrowed To Maturity.........................                          210,512


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32 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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                       Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$      950,000   Massachusetts State
                 Water Pollution Abatement Series B,
                 5.25%, 08/01/2014,
                 Escrowed to Maturity.........................                 $      1,085,812
     2,690,000   MTA, New York Dedicated Tax Fund
                 Series A, FGIC,
                 5.00%, 04/01/2023,
                 Prerefunded 10/01/2015 @ 100.................                        3,031,818
     4,985,000   Retama Development Corp.,
                 Texas Special Facilities Revenue,
                 Retama Racetrack,
                 8.75%, 12/15/2018,
                 Escrowed to Maturity.........................                        7,322,108
     1,000,000   Bell County Health Facilities
                 Development Corp.,
                 Texas Lutheran General Health Care
                 System,
                 6.50%, 07/01/2019,
                 Escrowed to Maturity.........................                        1,262,960
     4,940,000   Rhode Island Depositors
                 Economic Protection Corp.
                 Series A, FSA,
                 5.75%, 08/01/2019,
                 Escrowed to Maturity.........................                        5,856,469
     1,500,000   Rhode Island Depositors
                 Economic Protection Corp.
                 Series A, FSA,
                 5.50%, 08/01/2020,
                 Escrowed to Maturity.........................                        1,692,705
     1,640,000   North Carolina Eastern Municipal
                 Power Agency,
                 Power System Revenue Series A,
                 6.00%, 01/01/2026,
                 Prerefunded 01/01/2022 @ 100.................                        1,948,353
     5,780,000   Rhode Island Depositors
                 Economic Protection Corp. Series A,
                 6.375%, 08/01/2022,
                 Escrowed to Maturity.........................                        7,162,807
                                                                               ----------------

                 Total Prerefunded/Escrowed
                   (Cost $171,262,973)........................                      186,735,845
                                                                               ----------------

                 Inflation Adjusted-1.10%
     1,760,000   Orlando, Florida Waste Water System
                 Revenue Series A,
                 Variable Rate CPI Bond,
                 3.50%, 10/01/2003............................                        1,760,000
     1,900,000   Orlando, Florida Waste Water System
                 Revenue Series A, Variable Rate CPI Bond,
                 4.58%, 10/01/2004............................                        1,933,136


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33

Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,050,000   Orlando, Florida Waste Water System
                 Revenue Series A, Variable Rate CPI Bond,
                 4.60%, 10/01/2005............................                 $      2,106,457
     2,165,000   Orlando, Florida Waste Water System
                 Revenue Series A, Variable Rate CPI Bond,
                 4.62%, 10/01/2006............................                        2,232,526
     1,790,000   Orlando, Florida Waste Water System
                 Revenue Series A, Variable Rate CPI Bond,
                 4.64%, 10/01/2007............................                        1,837,990
     5,965,000   Orlando, Florida Waste Water System
                 Revenue Series A, Variable Rate CPI Bond,
                 Mandatory Put 10/01/2007,
                 4.64%, 10/01/2015............................                        6,124,922
     5,685,000   Illinois Development Finance Authority,
                 Adventist Health System Series B,
                 Variable Rate CPI Bond, MBIA,
                 4.42%, 01/01/2019............................                        5,678,349
     4,750,000   Delaware Valley Regional Finance Authority,
                 Pennsylvania Local Government Revenue
                 Series A, Variable Rate CPI Bond, AMBAC,
                 Mandatory Put 07/01/2007,
                 3.975%, 07/01/2027...........................                        4,917,580
                                                                               ----------------

                 Total Inflation Adjusted
                   (Cost $25,385,393).........................                       26,590,960
                                                                               ----------------

                 Insured-44.04%
     3,005,000   New Haven, Connecticut Series B, FSA,
                 5.75%, 11/01/2003............................                        3,016,209
     2,300,000   Du Page County, Illinois
                 Transportation Revenue, FSA,
                 5.25%, 01/01/2004............................                        2,324,058
     3,240,000   Plano Independent School District,
                 Texas, PSF Guaranteed,
                 6.00%, 02/15/2004............................                        3,299,324
     3,590,000   Kansas City, Missouri
                 Passenger Facility Charge Revenue, AMBAC,
                 5.00%, 04/01/2004............................                        3,658,138
     3,190,000   Illinois State, MBIA,
                 5.50%, 04/01/2004............................                        3,260,946
       810,000   Pennsylvania Economic
                 Development Financing Authority,
                 Northwestern Human Services
                 Series A, ACA,
                 4.60%, 06/01/2004............................                          828,120
     1,000,000   District of Columbia Series B-3, MBIA,
                 5.20%, 06/01/2004............................                        1,027,730
     1,000,000   Port of Portland, Oregon
                 Airport Revenue, AMT Refunding
                 International Airport 15B, FGIC,
                 4.50%, 07/01/2004............................                        1,025,050


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34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,780,000   Louisville and Jefferson County
                 Regional Airport Authority,
                 Kentucky Airport Systems Revenue
                 Series A, FSA,
                 5.00%, 07/01/2004............................                 $      1,829,146
     1,265,000   Rhode Island State Economic
                 Development Corp., Providence Place
                 Mall Senior Note Obligation,
                 Asset Guaranty, Radian,
                 5.45%, 07/01/2004............................                        1,305,176
     2,750,000   Maricopa County Unified School District
                 No. 69, Arizona
                 Paradise Valley Project of
                 1999 Series A, MBIA,
                 5.75%, 07/01/2004............................                        2,847,020
     4,030,000   Regional Transportation Authority,
                 Illinois, MBIA,
                 5.75%, 07/01/2004............................                        4,172,179
     2,000,000   Kentucky State Property &
                 Buildings Commission Refunding
                 Project No. 69 Series C, FSA,
                 5.00%, 08/01/2004............................                        2,065,760
     4,250,000   Duval County School District,
                 Florida Refunding, AMBAC,
                 6.125%, 08/01/2004...........................                        4,429,775
     1,065,000   Bethlehem Area School District,
                 Pennsylvania, FGIC,
                 4.50%, 09/01/2004............................                        1,098,718
     2,945,000   Pittsburgh School District,
                 Pennsylvania Series A, AMBAC
                 5.50%, 09/01/2004,...........................                        3,064,861
     2,430,000   Tampa, Florida Utility Tax &
                 Special Revenue Refunding, AMBAC,
                 6.00%, 10/01/2004............................                        2,550,431
     7,715,000   New Jersey State Turnpike Authority
                 Revenue Series A, MBIA,
                 5.25%, 01/01/2005............................                        8,110,655
     1,000,000   Chicago, Illinois Public Building Commission,
                 Revenue Series C, FGIC,
                 5.375%, 02/01/2005...........................                        1,054,400
     8,870,000   New York City, New York Series E, AMBAC,
                 6.50%, 02/15/2005............................                        9,507,664
     1,885,000   Orangeburg, South Carolina
                 Projects Corporation,
                 Capital Projects Sales & Use Tax Revenue,
                 MBIA,
                 4.50%, 04/01/2005............................                        1,981,757
     1,250,000   Minneapolis, Minnesota Health Care
                 System Revenue, Fairview Health Services
                 Series B, MBIA,
                 4.50%, 05/15/2005............................                        1,315,625


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35

Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$      800,000   Metropolitan Pier & Exposition Authority,
                 Illinois Dedicated State Tax Revenue,
                 McCormick Place Series A, MBIA,
                 5.70%, 06/15/2005............................                 $        842,216
     1,815,000   New Jersey State
                 Transportation Trust Fund Authority,
                 Transportation System Series B, MBIA,
                 6.00%, 06/15/2005............................                        1,961,126
     1,875,000   Washington State Public Power Supply
                 System Revenue, Nuclear Project No.1
                 Series A, AMBAC,
                 6.00%, 07/01/2005............................                        2,026,800
     2,395,000   Hawaii State Airports Systems Revenue
                 Series B, FGIC,
                 6.125%, 07/01/2005...........................                        2,573,739
     1,640,000   New York State Dormitory Authority Revenue,
                 City University System Consolidated
                 Series C, AMBAC,
                 6.25%, 07/01/2005............................                        1,787,895
     2,745,000   Orangeburg, South Carolina
                 Projects Corporation, Capital Projects
                 Sales & Use Tax Revenue, MBIA,
                 4.50%, 10/01/2005............................                        2,932,566
     2,000,000   Chicago, Illinois Refunding
                 Series A, AMBAC,
                 4.50%, 01/01/2006............................                        2,137,400
     2,500,000   Hawaii State Series CA, FSA,
                 5.50%, 01/01/2006............................                        2,726,225
     1,000,000   Allegheny County, Pennsylvania
                 Airport Revenue, Pittsburgh International
                 Airport Series A-1, MBIA, AMT,
                 5.75%, 01/01/2006............................                        1,081,410
     1,200,000   Williamson County, Texas, FSA,
                 5.00%, 02/15/2006............................                        1,300,788
     2,385,000   Johnston County, North Carolina
                 Public Improvement, FSA,
                 4.00%, 03/01/2006............................                        2,544,986
     1,000,000   Utah State Board of Regents, Student Loan
                 Revenue Series J, AMBAC, AMT,
                 6.00%, 05/01/2006............................                        1,091,020
     1,895,000   Minneapolis, Minnesota Health Care
                 System Revenue,
                 Fairview Health Services Series B, MBIA,
                 4.50%, 05/15/2006............................                        2,034,245
     9,000,000   Michigan State Comprehensive
                 Transportation Revenue,
                 Refunding Series A, FSA,
                 5.00%, 05/15/2006............................                        9,861,210
     1,970,000   Clark County, Nevada
                 Bond Bank, MBIA,
                 5.00%, 06/01/2006............................                        2,159,475


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36 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,340,000   Arlington, Texas Waterworks &
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006............................                 $      1,503,426
    12,780,000   Clark County School District,
                 Nevada Series C, MBIA,
                 5.00%, 06/15/2006............................                       14,026,817
     6,520,000   Delaware Transportation Authority
                 Transportation System
                 Revenue Refunding, FSA,
                 4.375%, 07/01/2006...........................                        7,032,994
     2,095,000   Virginia Port Authority Facilities Revenue,
                 MBIA, AMT,
                 6.00%, 07/01/2006............................                        2,346,295
     3,050,000   Duval County School District,
                 Florida Refunding, AMBAC,
                 6.30%, 08/01/2006............................                        3,463,763
     2,200,000   Clark County Public Utility
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007............................                        2,455,354
     4,485,000   Cleveland, Ohio Waterworks
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007............................                        5,014,589
     6,110,000   Chicago, Illinois O'Hare
                 International Airport Revenue,
                 Second Lien-Series A, AMBAC,
                 6.00%, 01/01/2007............................                        6,841,122
     5,015,000   Massachusetts State Refunding
                 Series A, MBIA,
                 5.50%, 02/01/2007............................                        5,620,260
     2,725,000   Garland, Texas Independent School District,
                 Refunding Series A, PSF-Guaranteed,
                 4.00%, 02/15/2007,(b)........................                        2,904,905
     1,000,000   Williamson County, Texas
                 Limited Tax Notes Series B, FSA,
                 5.00%, 02/15/2007............................                        1,104,400
     1,965,000   Waco Independent School District,
                 Texas Refunding, PSF Guaranteed,
                 5.25%, 02/15/2007............................                        2,186,141
     1,000,000   Prince George's County,
                 Maryland Consolidated
                 Public Improvement Series A, MBIA,
                 6.00%, 03/15/2007............................                        1,142,760
     5,140,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund
                 Series B, AMBAC,
                 5.00%, 04/01/2007............................                        5,700,157
     2,255,000   New Jersey Economic Development
                 Authority Revenue Transportation Project
                 Sublease Series A, FSA,
                 5.50%, 05/01/2007............................                        2,532,816


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,000,000   Walled Lake Consolidated School District,
                 Michigan, MBIA,
                 6.00%, 05/01/2007............................                 $      2,294,260
     1,000,000   Massachusetts State Health &
                 Educational Facilities Authority Revenue,
                 New England Medical Center Hospital
                 Series H, FGIC,
                 5.00%, 05/15/2007............................                        1,106,730
     1,000,000   Michigan State Comprehensive
                 Transportation Revenue Series B, FSA,
                 5.00%, 05/15/2007............................                        1,113,770
     1,715,000   Northeast Hospital Authority,
                 Texas Northeast Medical Center
                 Hospital Revenue, FSA,
                 5.75%, 05/15/2007............................                        1,944,690
     9,770,000   District of Columbia Refunding
                 Series B-1, AMBAC,
                 5.50%, 06/01/2007............................                       10,978,451
     2,500,000   New Jersey State Certificates
                 of Participation, Refunding
                 Series A, FSA,
                 5.25%, 06/15/2007............................                        2,800,650
     2,525,000   Philadelphia, Pennsylvania
                 Airport Revenue Series A, FGIC,
                 6.00%, 06/15/2007............................                        2,897,993
     1,200,000   Philadelphia, Pennsylvania
                 Airport Revenue Series B,
                 FGIC, AMT, 6.00%, 06/15/2007.................                        1,358,856
     9,475,000   Wisconsin State Transportation
                 Revenue Series A, MBIA,
                 5.00%, 07/01/2007............................                       10,535,158
     1,065,000   Oklahoma City, Oklahoma
                 Airport Trust Junior Lien-27th Series-
                 Series B, FSA,
                 5.50%, 07/01/2007............................                        1,179,690
     1,105,000   Delaware Transportation Authority
                 System Revenue AMBAC,
                 6.00%, 07/01/2007............................                        1,267,965
     2,775,000   Washington State Public Power Supply
                 System Revenue, Nuclear Project No.1
                 Series A, AMBAC,
                 6.00%, 07/01/2007............................                        3,146,517
     5,665,000   Washoe County School District,
                 Nevada Refunding, FSA,
                 5.00%, 08/01/2007............................                        6,314,719
     5,975,000   Hawaii State Series CV, FGIC,
                 5.50%, 08/01/2007............................                        6,755,873
     2,635,000   Orangeburg, South Carolina
                 Projects Corporation, Capital
                 Projects Sales & Use Tax Revenue, MBIA,
                 4.75%, 10/01/2007............................                        2,935,469


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38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,420,000   Denver City & County, Colorado
                 Airport Revenue Series C, AMT, MBIA,
                 5.375%, 11/15/2007...........................                 $      3,768,498
     2,115,000   Connecticut State Resource
                 Recovery Authority,
                 Mid-Connecticut System Series A, MBIA,
                 5.75%, 11/15/2007............................                        2,424,171
     1,000,000   Palm Beach, Florida Beach
                 Restoration Project Series A, FSA,
                 5.00%, 01/01/2008............................                        1,116,280
     1,000,000   District of Columbia
                 Certificates of Participation, AMBAC,
                 5.25%, 01/01/2008............................                        1,116,460
     2,270,000   Clark County Public Utility District No. 1,
                 Washington Electric Revenue, AMBAC,
                 5.50%, 01/01/2008............................                        2,574,838
     1,465,000   Sangamon County School District No. 186,
                 Illinois, FGIC,
                 5.55%, 01/01/2008............................                        1,622,180
     1,000,000   Berkley City School District,
                 Michigan, FGIC,
                 7.00%, 01/01/2008............................                        1,192,550
     5,330,000   Hawaii State Refunding Series CY FSA,
                 5.25%, 02/01/2008,...........................                        6,011,547
    19,495,000   Massachusetts State Refunding
                 Series A, MBIA,
                 5.50%, 02/01/2008............................                       22,144,955
     2,000,000   Garland, Texas Independent
                 School District, Refunding
                 Series A, PSF Guaranteed,
                 4.00%, 02/15/2008(b).........................                        2,135,760
     5,320,000   Cypress-Fairbanks Independent
                 School District, Texas, PSF
                 Guaranteed, 5.75%, 02/15/2008................                        6,099,646
     1,000,000   Memphis-Shelby County Airport
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008............................                        1,139,010
     7,500,000   Houston, Texas Refunding
                 Public Improvement Series A, FSA,
                 5.00%, 03/01/2008............................                        8,374,725
     1,000,000   New Jersey Environmental
                 Infrastructure Trust,
                 Wastewater Treatment, AMBAC,
                 5.00%, 03/01/2008............................                        1,120,650
     1,875,000   Port of Port Arthur Navigation District,
                 Texas, AMBAC,
                 6.00%, 03/01/2008............................                        2,172,056
     4,350,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund,
                 Second General Series B, FSA,
                 5.00%, 04/01/2008............................                        4,878,438


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39

Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,935,000   Ohio State Building Authority,
                 Workers Compensation Facilities
                 Series A, FGIC,
                 5.00%, 04/01/2008............................                 $      4,405,823
     1,000,000   Massachusetts State Health &
                 Educational Facilities Authority Revenue,
                 New England Medical Center Hospital
                 Series H, FGIC,
                 5.00%, 05/15/2008............................                        1,117,590
     8,400,000   District of Columbia,
                 Refunding Series B-1, AMBAC,
                 5.50%, 06/01/2008............................                        9,561,468
    16,285,000   Texas State Public Finance Authority Revenue,
                 Unemployment Compensation
                 Assessment Series A, FSA,
                 5.00%, 06/15/2008............................                       18,255,810
     1,095,000   Haverhill, Massachusetts, FGIC,
                 6.00%, 06/15/2008............................                        1,253,819
     1,000,000   Ivy Tech State College,
                 Indiana Student Fee Series G, AMBAC,
                 5.00%, 07/01/2008............................                        1,119,230
     1,810,000   Wayne County Community College,
                 Michigan Community College
                 Improvement, FGIC,
                 5.00%, 07/01/2008............................                        2,031,001
     6,100,000   Anchorage, Alaska Refunding
                 Series B, MBIA,
                 5.25%, 07/01/2008............................                        6,901,296
       735,000   Intermountain Power Agency,
                 Utah Power Supply Revenue
                 Series A, AMBAC,
                 6.50%, 07/01/2008............................                          870,064
     3,295,000   Trinity River Authority, Texas
                 Regional Wastewater Systems Revenue,
                 MBIA,
                 5.25%, 08/01/2008............................                        3,741,472
     8,405,000   Westmoreland County,
                 Pennsylvania Municipal Authority,
                 Municipal Service Revenue, FGIC,
                 5.00%, 08/15/2008............................                        9,468,737
     5,430,000   Ohio State Building Authority State Facilities
                 Administration Building Fund,
                 Refunding Project B, FSA,
                 5.25%, 10/01/2008............................                        6,198,237
     3,820,000   New York State Dormitory Authority
                 School Districts Revenue Financing Seri3es E,
                 MBIA,
                 5.50%, 10/01/2008............................                        4,403,390
     4,140,000   Metropolitan Washington
                 Airport Authority, Virginia
                 Revenue Series A, MBIA, AMT,
                 5.80%, 10/01/2008............................                        4,385,543


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40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,265,000   Emerald Peoples Utility District,
                 Oregon, FGIC,
                 7.35%, 11/01/2008............................                 $      1,572,218
     2,750,000   Indianapolis, Indiana Resource
                 Recovery Revenue, Ogden Martin
                 System, Inc. Project, AMBAC,
                 6.75%, 12/01/2008............................                        3,213,760
    10,655,000   Washington State, Refunding, FGIC,
                 4.50%, 01/01/2009............................                       11,661,365
    19,700,000   Pennsylvania State First Series, MBIA,
                 5.00%, 01/01/2009............................                       22,186,337
     5,000,000   Clark County Public Utility District No. 1,
                 Washington Electric Revenue, AMBAC,
                 5.25%, 01/01/2009............................                        5,663,850
     4,310,000   Allegheny County, Pennsylvania
                 Airport Revenue, Pittsburgh
                 International Airport Series A-1,
                 MBIA, AMT,
                 5.75%, 01/01/2009............................                        4,843,147
     1,675,000   Chicago, Illinois
                 O'Hare International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.75%, 01/01/2009............................                        1,932,933
     2,070,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue
                 Series B, ACA,
                 6.125%, 01/01/2009...........................                        2,356,861
     1,300,000   Illinois State, Refunding
                 First Series, FGIC,
                 5.25%, 02/01/2009............................                        1,467,557
     1,940,000   Hoover, Alabama Board of Education
                 Capital Outlay Warrants,
                 Refunding Tax Anticipation Notes, MBIA,
                 4.50%, 02/15/2009............................                        2,126,531
     1,180,000   Chicago, Illinois Public Building Commission
                 Building Revenue,
                 Chicago Transit Authority, AMBAC,
                 5.00%, 03/01/2009............................                        1,322,697
     6,270,000   Houston, Texas Refunding
                 Public Improvement Series B, FSA,
                 5.50%, 03/01/2009............................                        7,192,380
     5,835,000   Seattle, Washington Municipal Light &
                 Power Revenue, FSA,
                 5.50%, 03/01/2009............................                        6,706,107
     2,665,000   Hawaii State Series CN, FGIC,
                 6.00%, 03/01/2009............................                        3,125,432
     1,000,000   Middlesex County Utilities Authority,
                 New Jersey Sewer Revenue Series A, FGIC,
                 5.15%, 03/15/2009............................                        1,090,320


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$   13,815,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund
                 Series A, MBIA,
                 5.00%, 04/01/2009............................                 $     15,577,794
     6,650,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund,
                 Second General Series B, FSA,
                 5.00%, 04/01/2009............................                        7,498,540
     1,045,000   Illinois State Refunding First Series, FSA,
                 5.25%, 04/01/2009............................                        1,186,504
     2,790,000   Northeast, Maryland Waste
                 Disposal Authority, AMBAC,
                 5.25%, 04/01/2009............................                        3,105,800
    32,445,000   California Department of Water Resources,
                 Power Supply Revenue Series A, MBIA,
                 5.25%, 05/01/2009............................                       36,936,037
     2,100,000   District of Columbia 2001 Series B, FSA,
                 5.50%, 06/01/2009............................                        2,410,254
     1,185,000   New Mexico State Highway
                 Commission Revenue,
                 Subordinated Lien-Tax Series B, AMBAC,
                 5.00%, 06/15/2009............................                        1,339,417
     7,000,000   Metropolitan Pier & Exposition Authority,
                 Illinois Dedicated State Tax Revenue,
                 McCormick Place Series A, MBIA,
                 5.25%, 06/15/2009............................                        7,960,680
     3,790,000   New Jersey Economic Development
                 Authority Market Transition Facilities Revenue
                 Senior Lien Series A, MBIA,
                 5.00%, 07/01/2009............................                        4,270,155
     1,780,000   Massachusetts Port Authority Revenue
                 Series B, FSA,
                 5.50%, 07/01/2009............................                        2,014,123
     2,000,000   Missouri State Regional
                 Convention & Sports Complex Authority,
                 Refunding Convention & Sports Facility
                 Project Series A-1, AMBAC,
                 5.00%, 08/15/2009............................                        2,270,040
     4,055,000   Westmoreland County,
                 Pennsylvania Municipal Authority,
                 Municipal Service Revenue, FGIC,
                 5.00%, 08/15/2009............................                        4,585,962
     1,370,000   Mobile, Alabama
                 (Warrants expiring 08/15/2009), AMBAC,
                 5.25%, 08/15/2009............................                        1,564,718
     1,530,000   Texas Municipal Power Agency Revenue,
                 MBIA,
                 5.25%, 09/01/2009............................                        1,748,086
     6,410,000   Metropolitan Washington Airport Authority,
                 Virginia Revenue,
                 General Airport Series A, MBIA,
                 5.90%, 10/01/2009............................                        6,796,459


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42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   Anchorage, Alaska, FGIC,
                 6.00%, 10/01/2009............................                 $      1,183,940
     4,070,000   Palm Beach County Solid Waste Authority,
                 Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009............................                        4,803,821
     1,370,000   Indiana State Transportation
                 Finance Authority,
                 Airport Facilities Lease Revenue
                 Series A, AMBAC,
                 6.00%, 11/01/2009............................                        1,620,135
     5,000,000   Connecticut State Resource
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2009...........................                        5,622,450
     1,000,000   Providence Public Building Authority,
                 Rhode Island Series A, FSA,
                 5.10%, 12/15/2009............................                        1,122,370
     1,890,000   Chicago, Illinois
                 O'Hare International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.00%, 01/01/2010............................                        2,084,462
     8,885,000   Michigan Public Power Agency Revenue,
                 Refunding Belle River Project
                 Series A, MBIA,
                 5.25%, 01/01/2010............................                       10,096,559
     1,400,000   Allegheny County, Pennsylvania
                 Airport Revenue, Pittsburgh
                 International Airport Series A-1,
                 MBIA, AMT,
                 5.75%, 01/01/2010............................                        1,556,982
     2,000,000   Jefferson County, Alabama
                 Sewer Revenue, Refunding
                 Series B8, FSA,
                 5.25%, 02/01/2010............................                        2,263,680
    15,820,000   Massachusetts State Refunding
                 Series A, MBIA,
                 5.50%, 02/01/2010............................                       18,142,218
     4,630,000   Dallas County, Texas Utility &
                 Reclamation District, MBIA,
                 5.00%, 02/15/2010............................                        5,179,951
     1,000,000   Memphis-Shelby County Airport Authority,
                 Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010............................                        1,159,390
     2,225,000   Richland County, South Carolina
                 School District No. 001,
                 FSA, SCSDE,
                 4.75%, 03/01/2010............................                        2,465,567
     7,635,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund,
                 Second General Series B, FSA,
                 5.00%, 04/01/2010............................                        8,597,163


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    7,100,000   California Department of Water Resources,
                 Power Supply Revenue Series A, MBIA,
                 5.50%, 05/01/2010............................                 $      8,152,291
     1,065,000   Detroit City School District,
                 Michigan Series A, AMBAC,
                 6.50%, 05/01/2010............................                        1,286,690
     1,420,000   District of Columbia Series A, MBIA,
                 5.50%, 06/01/2010............................                        1,627,306
     1,000,000   Maricopa County
                 Unified School District No. 48,
                 Arizona Refunding Series B, FSA,
                 4.75%, 07/01/2010............................                        1,109,320
     1,390,000   Intermountain Power Agency,
                 Utah Power Supply Revenue Refunding,
                 AMBAC,
                 5.00%, 07/01/2010............................                        1,558,537
     2,510,000   Detroit, Michigan Sewage Disposal Revenue
                 Series B, MBIA,
                 6.00%, 07/01/2010............................                        2,968,226
     3,000,000   Houston, Texas Hotel Occupancy
                 Tax & Special Revenue,
                 Refunding Convention &
                 Entertainment Series A, AMBAC,
                 5.50%, 09/01/2010............................                        3,456,810
     1,500,000   Brownsville, Texas Utilities
                 System Revenue, AMBAC,
                 6.25%, 09/01/2010............................                        1,798,050
     2,065,000   Broward County, Florida
                 Airport System Revenue Series E,
                 MBIA, AMT,
                 5.25%, 10/01/2010............................                        2,272,574
     4,565,000   Metropolitan WashingtonAirport Authority,
                 District of Columbia Revenue,
                 Virginia General Airport Series A, MBIA,
                 5.90%, 10/01/2010............................                        4,840,224
     5,000,000   Connecticut State Resource
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2010...........................                        5,622,450
     4,600,000   Florida State Board of Education
                 Series C, MBIA,
                 5.25%, 01/01/2011............................                        5,211,570
     1,000,000   Amarillo Junior College District,
                 Texas, FGIC,
                 5.125%, 02/15/2011...........................                        1,042,870
     2,000,000   Louisiana State Office Facilities Corp.,
                 Lease Revenue, Capitol Complex
                 Program Series A, MBIA,
                 5.50%, 03/01/2011............................                        2,268,220
     2,805,000   Ohio State Building Authority,
                 State Facilities Juvenile Correctional
                 Series A, MBIA,
                 5.50%, 04/01/2011............................                        3,231,865


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$      995,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund,
                 Rols Railroad II Series R-198, MBIA,
                 17.29%, 04/01/2011(c)........................                 $      1,526,370
     1,335,000   Utah Transit Authority Sales Tax
                 Revenue Series A, FSA,
                 5.00%, 06/15/2011............................                        1,495,854
     3,680,000   New Jersey Economic
                 Development Authority,
                 Market Transition Facilities Revenue,
                 Refunding Rols Railroad II
                 Series R-199, MBIA,
                 16.29%, 07/01/2011(c)........................                        5,485,702
     1,915,000   Philadelphia Parking Authority,
                 Pennsylvania Revenue, FSA,
                 5.50%, 09/01/2011............................                        2,180,745
     1,275,000   Brownsville, Texas Utility
                 System Revenue, AMBAC,
                 6.25%, 09/01/2011............................                        1,532,996
     1,550,000   Ohio State Building Authority Refunding
                 State Adult Correction Facilities Series A,
                 FSA,
                 5.50%, 10/01/2011............................                        1,799,720
     2,100,000   Grand Rapids, Michigan Water Supply
                 Systems Revenue, FGIC,
                 5.75%, 01/01/2012............................                        2,408,595
     4,000,000   Richmond, Virginia, FSA,
                 5.50%, 01/15/2012............................                        4,568,960
     1,025,000   Goose Creek Independent School District,
                 Texas, PSF Guaranteed,
                 5.00%, 02/15/2012............................                        1,080,504
     1,000,000   Amarillo Junior College District,
                 Texas, FGIC,
                 5.125%, 02/15/2012...........................                        1,041,620
     2,295,000   Los Angeles, California
                 Unified School District Series A, MBIA,
                 5.25%, 07/01/2012............................                        2,604,435
     3,865,000   Kentucky State Turnpike Authority,
                 Economic Development Road Revenue,
                 Refunding Revitalization Project
                 Series A, AMBAC,
                 5.50%, 07/01/2012............................                        4,452,209
     8,060,000   Dade County, Florida School District, MBIA,
                 5.00%, 08/01/2012............................                        8,964,493
    15,000,000   Massachusetts State Water Resources
                 Authority Series J, FSA,
                 5.25%, 08/01/2012............................                       17,002,350
     2,000,000   Municipal Electric Authority of Georgia,
                 Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2012............................                        2,271,800


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    4,645,000   Weld County School District No. 6
                 (Greeley), Colorado
                 Refunding, FSA,
                 5.00%, 12/01/2012............................                 $      5,206,209
     3,455,000   Hamilton County, Ohio Sales
                 Tax Subordinated Series B, AMBAC,
                 5.75%, 12/01/2012............................                        3,962,298
     3,500,000   Northern Colorado Conservancy District,
                 Municipal Sub-District Revenue Series F,
                 AMBAC,
                 6.50%, 12/01/2012............................                        4,035,185
     2,475,000   Chicago Public Building Commission,
                 Illinois Revenue,
                 Chicago Park District Series A,
                 FGIC, 5.375%, 01/01/2013.....................                        2,736,137
     2,905,000   Manchester Housing &
                 Redevelopment Authority,
                 New Hampshire Revenue Series A, ACA,
                 6.75%, 01/01/2013............................                        3,308,040
     2,085,000   New York State Dormitory Authority,
                 Mental Health Facilities
                 Improvement Project Series 1,
                 FSA, 5.125%, 01/15/2013......................                        2,283,409
     1,195,000   New York State Dormitory Authority,
                 Mental Health Services Facilities
                 Improvement Series D, MBIA,
                 5.25%, 02/15/2013............................                        1,316,484
     2,000,000   Walled Lake Consolidated
                 School District, Michigan, Q-SBLF,
                 5.75%, 05/01/2013............................                        2,323,460
    13,430,000   MTA, New York Service Contract
                 Series B, MBIA,
                 5.50%, 07/01/2013............................                       15,546,702
     1,035,000   Sacramento Municipal Utility District,
                 California Series G, MBIA,
                 6.50%, 09/01/2013............................                        1,253,706
     2,445,000   Sunrise, Florida Utility
                 System Revenue, AMBAC,
                 5.50%, 10/01/2013............................                        2,838,743
     3,410,000   St. Clair County, Illinois, FGIC,
                 5.625%, 10/01/2013...........................                        3,868,065
     3,000,000   Hamilton County, Ohio Sales Tax
                 Subordinated Series B, AMBAC,
                 5.75%, 12/01/2013............................                        3,523,740
     2,235,000   Manchester Housing &
                 Redevelopment Authority,
                 New Hampshire Revenue Series A, ACA,
                 6.75%, 01/01/2014............................                        2,537,217
     1,555,000   Washoe County School District,
                 Nevada, FGIC,
                 5.25%, 06/01/2014............................                        1,706,255


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    5,425,000   Washington State Health Care
                 Facilities Authority,
                 Children's Hospital & Regional
                 Medical Center, FSA,
                 5.25%, 10/01/2014............................                 $      5,944,010
     1,150,000   Douglas County School District No. 206
                 (Eastmont), Washington, FGIC,
                 5.75%, 12/01/2014............................                        1,333,390
     1,000,000   Manchester Housing &
                 Redevelopment Authority,
                 New Hampshire Revenue Series A, ACA,
                 6.75%, 01/01/2015............................                        1,131,700
     3,370,000   Cypress-Fairbanks Independent
                 School District, Texas,
                 PSF Guaranteed,
                 5.25%, 02/15/2016............................                        3,616,617
     3,515,000   Lansing Community College
                 Michigan, FGIC,
                 5.50%, 05/01/2016............................                        3,973,532
    10,745,000   Lower Colorado River Authority,
                 Texas Revenue Series A, FSA,
                 5.875%, 05/15/2016...........................                       12,319,357
     1,800,000   Magnolia Independent School
                 District, Texas, PSF Guaranteed,
                 5.00%, 08/15/2016............................                        1,924,272
     1,555,000   District of Columbia Water &
                 Sewer Authority, Public
                 Utility Revenue, FSA,
                 6.00%, 10/01/2016............................                        1,896,105
     3,000,000   Houston, Texas Water & Sewer
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B, AMBAC,
                 5.75%, 12/01/2016............................                        3,491,760
     6,995,000   Hawaii State Series CX, FSA,
                 5.50%, 02/01/2017............................                        7,879,238
     2,000,000   Wisconsin State Series B, FSA,
                 5.25%, 05/01/2017............................                        2,172,460
     1,025,000   Regional Transportation Authority,
                 Illinois Refunding Series B, FGIC,
                 5.50%, 06/01/2017............................                        1,186,724
     1,760,000   Clark County, Nevada Series A,
                 AMBAC, 6.50%, 06/01/2017.....................                        2,215,277
     7,000,000   Energy Northwest Washington
                 Electric Revenue Refunding
                 Project 1 A, MBIA,
                 5.75%, 07/01/2017............................                        7,995,820
     3,415,000   Tampa, Florida Occupational
                 License Tax Refunding Series A, FGIC,
                 5.375%, 10/01/2017...........................                        3,802,261


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,065,000   University of Connecticut
                 Revenue, Refunding Student Fee
                 Series A, FGIC,
                 5.25%, 11/15/2017............................                 $      3,401,322
     2,405,000   Weld County School District
                 No. 6 (Greeley), Colorado, FSA,
                 5.25%, 12/01/2017............................                        2,651,152
     2,000,000   Houston, Texas Water & Sewer
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B, AMBAC,
                 5.75%, 12/01/2017............................                        2,310,960
     1,575,000   Allen County, Indiana
                 Juvenile Justice Center,
                 First Mortgage Revenue, AMBAC,
                 5.50%, 01/01/2018............................                        1,772,064
     3,000,000   Memphis-Shelby County Airport
                 Authority, Tennessee Revenue
                 Series D, AMBAC,
                 6.25%, 03/01/2018............................                        3,408,840
     4,000,000   San Antonio, Texas Water
                 Revenue, Refunding Systems, FSA,
                 5.50%, 05/15/2018............................                        4,445,840
     6,425,000   Energy Northwest Washington
                 Electric Revenue, Refunding
                 Project 3B Convertible to ARCS, MBIA,
                 5.00%, 07/01/2018............................                        6,616,015
     3,200,000   Florida State Department of
                 Environmental Protection
                 Preservation Revenue,
                 Florida Forever Series A, FGIC,
                 5.00%, 07/01/2018............................                        3,445,184
     2,455,000   Energy Northwest Washington
                 Electric Revenue, Refunding
                 Columbia Generating Series A, MBIA,
                 5.75%, 07/01/2018............................                        2,792,514
     2,865,000   New York State Dormitory Authority,
                 New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018............................                        3,494,813
     2,310,000   University of Illinois
                 Certificates of Participation,
                 Utilities Infrastructure
                 Projects Series A, AMBAC,
                 5.50%, 08/15/2018............................                        2,561,513
     4,695,000   Tampa, Florida Occupational License
                 Tax Refunding Series A, FGIC,
                 5.375%, 10/01/2018...........................                        5,193,609
     3,400,000   Allegheny County, Pennsylvania
                 Series C-54, MBIA,
                 5.375%, 11/01/2018...........................                        3,747,378


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,110,000   Michigan State Trunk Line, Series A, FSA,
                 5.50%, 11/01/2018............................                 $      1,241,801
     2,725,000   University of Colorado
                 Enterprise Systems Revenue,
                 Refunding & Improvement, AMBAC,
                 5.375%, 06/01/2019...........................                        2,996,846
     4,745,000   Michigan State Certificates of Participation,
                 New Center Development, Inc., MBIA,
                 5.375%, 09/01/2019...........................                        5,183,533
     1,435,000   Cowlitz County, Washington
                 Special Sewer Revenue, CSOB
                 Wastewater Treatment, FGIC,
                 5.50%, 11/01/2019............................                        1,651,441
     5,775,000   South Carolina State Public
                 Service Authority,
                 Revenue Refunding Series D, FSA,
                 5.00%, 01/01/2020............................                        6,111,971
     2,360,000   New York City Transitional
                 Finance Authority, New York
                 Future Tax Secured Series D, MBIA,
                 5.25%, 02/01/2020............................                        2,545,685
     3,255,000   Fresno Unified School District,
                 California Refunding
                 Series A, MBIA,
                 6.00%, 02/01/2020............................                        3,911,989
     2,170,000   Killeen Independent School District,
                 Texas Refunding, PSF Guaranteed,
                 5.25%, 02/15/2020............................                        2,329,235
     1,000,000   Texas State University Systems
                 Financing Revenue Refunding, FSA,
                 5.00%, 03/15/2020............................                        1,046,970
     1,375,000   Lower Colorado River Authority,
                 Texas Revenue Refunding, MBIA,
                 5.00%, 05/15/2020............................                        1,446,775
     3,000,000   San Antonio, Texas Water Revenue,
                 Refunding Systems, FSA,
                 5.50%, 05/15/2020............................                        3,295,290
     1,005,000   Regional Transportation Authority,
                 Illinois Series C, FGIC,
                 7.75%, 06/01/2020............................                        1,380,619
     8,140,000   Los Angeles Department of Water & Power,
                 California Power System Series A,
                 Subseries A-2, MBIA,
                 5.00%, 07/01/2020............................                        8,542,848
    11,000,000   Metropolitan Atlanta Rapid Transit Authority,
                 Georgia Sales Tax Revenue,
                 Second Indenture Series B, MBIA
                 5.10%, 07/01/2020............................                       11,642,950
     1,785,000   Los Angeles Unified School District,
                 California Series A, FSA,
                 5.25%, 07/01/2020............................                        1,923,141


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    7,090,000   New Hampshire Health & Education
                 Facilities Finance Authority,
                 University System of New Hampshire,
                 AMBAC,
                 5.375%, 07/01/2020...........................                 $      7,781,488
     4,000,000   Kentucky State Property &
                 Buildings Commission Refunding
                 Project No. 76, AMBAC,
                 5.50%, 08/01/2020............................                        4,654,400
     2,850,000   Mobile Alabama
                 (Warrants expiring 08/15/2020), AMBAC,
                 5.25%, 08/15/2020............................                        3,103,707
     3,135,000   Illinois State Dedicated Tax Revenue,
                 AMBAC,
                 6.25%, 12/15/2020............................                        3,876,866
     4,970,000   South Carolina State Public Service
                 Authority, Revenue Refunding
                 Series D, FSA,
                 5.00%, 01/01/2021............................                        5,217,257
    10,985,000   Orange County, Florida Sales
                 Tax Revenue, Refunding Series A, FGIC,
                 5.125%, 01/01/2021...........................                       11,592,361
     2,760,000   New York City Transitional
                 Finance Authority, New York
                 Future Tax Secured Series E, MBIA,
                 5.25%, 02/01/2021............................                        2,955,187
     2,540,000   Hawaii State Series CX, FSA,
                 5.50%, 02/01/2021............................                        2,773,604
     3,000,000   Arlington Independent School District,
                 Texas, PSF Guaranteed,
                 5.00%, 02/15/2021............................                        3,099,540
     4,000,000   Chicago, Illinois Public Building Commission
                 Building Revenue,
                 Chicago Transit Authority, AMBAC,
                 5.25%, 03/01/2021............................                        4,307,440
     4,525,000   New York State Thruway Authority
                 Highway & Bridge Trust Fund
                 Series A, MBIA,
                 5.00%, 04/01/2021............................                        4,726,724
     3,965,000   Florida State Board of Education,
                 Refunding Public Education
                 Series B, MBIA,
                 5.00%, 06/01/2021............................                        4,150,364
     7,000,000   MTA, New York Service Contract
                 Refunding Series A, FGIC,
                 5.00%, 07/01/2021............................                        7,291,340
    14,565,000   Puerto Rico Commonwealth,
                 Refunding Public Improvement
                 Series C, FSA,
                 5.00%, 07/01/2021............................                       16,364,360


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50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                       Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New Jersey Health Care Facilities
                 Financing Authority Revenue,
                 Jersey City Medical Center, AMBAC, FHA,
                 4.80%, 08/01/2021............................                 $      1,070,210
     2,580,000   Harris County, Texas
                 Refunding Toll Road Senior Lien, FSA,
                 5.375%, 08/15/2021...........................                        2,774,661
     1,705,000   Illinois State First Series, MBIA,
                 5.25%, 10/01/2021............................                        1,832,261
     2,000,000   Sarasota County, Florida
                 Utility Systems Revenue,
                 Refunding Series C, FGIC,
                 5.25%, 10/01/2021............................                        2,138,940
     3,000,000   Municipal Electric Authority of Georgia,
                 Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2021............................                        3,230,910
    15,620,000   Orange County, Florida Sales
                 Tax Revenue, Refunding Series A, FGIC,
                 5.125%, 01/01/2022...........................                       16,302,594
     3,170,000   King County, Washington Sewer Revenue,
                 Refunding Series A, FGIC,
                 5.25%, 01/01/2022............................                        3,363,370
     4,685,000   New York City Transitional Finance Authority,
                 New York Future Tax Secured Series E, MBIA,
                 5.25%, 02/01/2022............................                        4,975,657
     2,505,000   Massachusetts State
                 Consolidated Loan Series D, MBIA,
                 5.375%, 08/01/2022...........................                        2,689,493
     3,980,000   McGee-Creek Authority,
                 Oklahoma Water Revenue, MBIA,
                 6.00%, 01/01/2023............................                        4,814,566
     3,455,000   Seguin Independent School District,
                 Texas, PSF Guaranteed,
                 5.00%, 04/01/2023............................                        3,517,535
     2,770,000   Harris County, Texas
                 Refunding Toll Road Senior Lien, FSA,
                 5.375%, 08/15/2023...........................                        2,939,192
     2,000,000   Terrebonne Parish, Louisiana
                 Waterworks District No. 001,
                 Water Revenue Series A, AMBAC,
                 5.25%, 11/01/2023............................                        2,113,560
     2,000,000   Harris County, Texas Toll Road
                 Senior Lien, MBIA,
                 5.00%, 08/15/2024............................                        2,025,820
                                                                               ----------------

                 Total Insured
                   (Cost $1,011,429,695)......................                    1,063,537,663
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Tax Supported-21.66%
                 State General Obligations-5.46%
$    2,950,000   Alabama State Series A,
                 5.50%, 10/01/2003............................                 $      2,950,000
     2,300,000   California State,
                 7.00%, 03/01/2004............................                        2,349,565
     1,165,000   California State,
                 7.10%, 05/01/2004............................                        1,202,443
     6,725,000   Illinois State,
                 5.00%, 06/01/2004,(d)........................                        6,902,204
     1,390,000   Georgia State Series E,
                 6.00%, 07/01/2004............................                        1,442,139
     1,760,000   Texas State Series A,
                 5.80%, 10/01/2004............................                        1,843,213
     4,355,000   Washington State,
                 Motor Vehicle Fuel Series D,
                 5.00%, 01/01/2005............................                        4,565,390
     3,950,000   Washington State, Various Purpose
                 Series C,
                 5.00%, 01/01/2005............................                        4,140,825
     2,800,000   North Carolina State Series E,
                 4.00%, 02/01/2005............................                        2,908,584
     1,045,000   Florida State Board of Education
                 Capital Outlay, Public Education Series B,
                 4.50%, 06/01/2005............................                        1,102,956
     1,000,000   Massachusetts State Refunding Series B,
                 5.00%, 02/01/2006............................                        1,081,190
     2,540,000   Florida State Board of Education
                 Capital Outlay,
                 Public Education Series B,
                 5.00%, 06/01/2006............................                        2,782,189
     6,850,000   Massachusetts State Federal Highway
                 Grant Anticipation Notes Series A,
                 5.00%, 06/15/2006............................                        7,476,227
     5,000,000   Pennsylvania State,
                 5.00%, 02/01/2007............................                        5,520,750
     2,340,000   Ohio State Highway Capital Improvements
                 Series F,
                 5.00%, 05/01/2007............................                        2,598,313
     1,455,000   Florida State Board of Education
                 Capital Outlay,
                 Public Education Series B,
                 5.00%, 06/01/2007............................                        1,619,764
     3,285,000   Florida State Board of Education
                 Capital Outlay,
                 Refunding Series A,
                 5.50%, 06/01/2007............................                        3,714,941
     2,715,000   Delaware State Series A,
                 5.00%, 01/01/2008............................                        3,045,958


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52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    8,325,000   Maryland State, Refunding
                 State & Local Facilities 2nd Lien Series B,
                 5.25%, 02/01/2008............................                 $      9,444,796
     2,600,000   Georgia State Series A,
                 6.25%, 04/01/2008............................                        3,055,572
     1,670,000   Georgia State Series D,
                 6.70%, 08/01/2008............................                        2,016,608
     8,740,000   California State,
                 6.10%, 10/01/2008............................                       10,132,981
     4,380,000   Delaware State Series A,
                 5.00%, 01/01/2009............................                        4,940,202
     1,000,000   South Carolina State Series A,
                 5.00%, 03/01/2009............................                        1,069,730
     4,800,000   California State,
                 5.00%, 02/01/2010............................                        5,268,096
     1,110,000   New Jersey State,
                 5.50%, 02/01/2010............................                        1,272,937
     2,225,000   Massachusetts Bay Transportation
                 Authority Series A,
                 5.75%, 03/01/2010............................                        2,580,800
     2,195,000   Ohio State Community Schools Series A,
                 5.00%, 03/15/2010............................                        2,467,092
     1,490,000   Georgia State Series C,
                 6.25%, 08/01/2010............................                        1,801,931
     1,000,000   California State,
                 5.00%, 02/01/2011............................                        1,089,420
    15,760,000   California State,
                 6.00%, 02/01/2011............................                       18,121,636
     1,250,000   California State,
                 5.00%, 02/01/2012............................                        1,354,300
     3,780,000   Massachusetts Bay Transportation
                 Authority Series A,
                 5.50%, 03/01/2012............................                        4,290,035
     1,000,000   Georgia State Series B,
                 6.00%, 03/01/2012............................                        1,193,380
       990,000   Florida State Board of Education
                 Capital Outlay,
                 9.125%, 06/01/2014...........................                        1,361,389
     2,875,000   Texas State Water,
                 5.25%, 08/01/2021............................                        3,039,651
                                                                               ----------------

                 Total State General Obligations
                   (Cost $125,821,446)........................                      131,747,207
                                                                               ----------------

                 Local General Obligations-7.92%
     2,775,000   Stillwater Independent School District
                 No. 834, Minnesota Refunding,
                 5.00%, 02/01/2004............................                        2,811,658
     1,265,000   Box Elder County School District,
                 Utah Refunding,
                 4.50%, 06/15/2004............................                        1,296,157


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 53

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$      765,000   Pennsylvania Convention & Exhibition
                 Center Authority
                 Revenue Series A,
                 6.25%, 09/01/2004............................                 $        791,859
     2,180,000   Ware County School District,
                 Georgia, 4.00%, 02/01/2005...................                        2,262,491
     1,000,000   Anoka-Hennepin Independent
                 School District No. 11,
                 Minnesota Refunding Series A,
                 4.50%, 02/01/2005............................                        1,043,870
     1,190,000   Huntsville, Alabama Series A
                 (Warrants expiring 02/01/2005),
                 5.00%, 02/01/2005............................                        1,250,988
     2,975,000   New York City, New York Series D,
                 6.50%, 02/15/2005............................                        3,173,313
    20,830,000   Franklin, Massachusetts
                 Bond Anticipation Notes,
                 3.00%, 04/01/2005............................                       21,405,533
     3,700,000   Anderson County School District No. 5,
                 South Carolina Series A,
                 4.00%, 04/01/2005............................                        3,855,807
     6,225,000   Medfield, Massachusetts
                 Bond Anticipation Notes,
                 3.00%, 08/01/2005............................                        6,433,786
     1,130,000   Anoka-Hennepin
                 Independent School District No. 11,
                 Minnesota Refunding Series A,
                 4.50%, 02/01/2006............................                        1,211,009
     2,590,000   Wake County, North Carolina
                 Series B, 4.50%, 02/01/2006..................                        2,779,381
     6,300,000   Anne Arundel County, Maryland,
                 5.00%, 03/01/2006............................                        6,862,464
     3,660,000   New York City, New York Series I,
                 6.25%, 04/15/2006............................                        4,053,853
    12,085,000   Fairfax County, Virginia
                 Series A, 4.25%, 06/01/2006..................                       13,030,893
     2,860,000   Bexar County, Texas,
                 5.00%, 06/15/2006............................                        3,130,213
     1,455,000   Montgomery County, Maryland
                 Series A, 5.75%, 07/01/2006..................                        1,627,723
     6,215,000   New York City, New York Series E,
                 5.00%, 08/01/2006............................                        6,737,495
     6,185,000   New York City, New York Series G,
                 5.00%, 08/01/2006............................                        6,704,973
     1,175,000   Anoka-Hennepin
                 Independent School District No. 11,
                 Minnesota Refunding Series A,
                 5.00%, 02/01/2007............................                        1,298,704
     6,525,000   Port of Seattle, Washington, AMT,
                 5.50%, 05/01/2007............................                        6,800,746


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,000,000   Bexar County, Texas,
                 5.00%, 06/15/2007............................                 $      2,224,240
     2,170,000   New York City, New York Series G,
                 5.00%, 08/01/2007............................                        2,374,262
     3,500,000   Ocean County, New Jersey
                 Refunding Series A,
                 5.00%, 08/01/2007............................                        3,912,405
     3,205,000   Carrollton, Texas Refunding &
                 Improvement, 5.00%, 08/15/2007...............                        3,569,825
     2,620,000   Jersey City, New Jersey Series A,
                 6.00%, 10/01/2007............................                        3,036,790
     2,000,000   McLean County
                 Public Building Commission, Illinois,
                 7.25%, 11/01/2007............................                        2,409,160
     2,915,000   Mecklenburg County, North Carolina
                 Public Improvement Series A,
                 4.00%, 02/01/2008............................                        3,150,445
     2,050,000   Fairfax County, Virginia Series B,
                 4.00%, 06/01/2008............................                        2,222,036
     2,585,000   Broward County, Florida Refunding Series B,
                 5.00%, 01/01/2009............................                        2,897,992
     2,000,000   Charlotte, North Carolina
                 Refunding Series B,
                 4.50%, 02/01/2009............................                        2,206,720
     1,660,000   Charlotte, North Carolina Refunding,
                 5.00%, 02/01/2009............................                        1,872,812
     2,665,000   Dallas, Texas,
                 4.00%, 02/15/2009............................                        2,853,469
     3,060,000   Horry County School District,
                 South Carolina Series A, SCSDE,
                 5.00%, 03/01/2009............................                        3,443,204
     6,910,000   Du Page County, Illinois Water Commission,
                 Refunding,
                 5.25%, 03/01/2009............................                        7,836,078
     8,500,000   New York City, New York Series B,
                 5.25%, 08/01/2009............................                        9,452,765
     1,020,000   Indianapolis Local Public Improvement
                 Bond Bank, Indiana Series B,
                 5.00%, 02/01/2010............................                        1,107,292
     1,170,000   Austin, Texas Public Improvement,
                 5.75%, 09/01/2010............................                        1,344,424
     1,190,000   Roanoke, Virginia,
                 5.00%, 02/01/2011............................                        1,291,209
     6,250,000   New York City, New York Series I,
                 5.875%, 03/15/2013...........................                        6,783,250
     2,105,000   Shelby County, Tennessee
                 Public Improvement Series A,
                 5.625%, 04/01/2014...........................                        2,346,022
     1,400,000   Travis County, Texas,
                 5.00%, 03/01/2015............................                        1,462,958


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 55

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,900,000   Montgomery County, Maryland
                 Public Improvement Series A,
                 5.00%, 02/01/2016............................                 $      3,180,546
     1,000,000   Harris County,
                 Texas Toll Road,
                 5.125%, 08/15/2017...........................                        1,063,090
     5,285,000   Horry County School District,
                 South Carolina Series A, SCSDE,
                 5.375%, 03/01/2018...........................                        5,799,495
     2,375,000   Harris County, Texas Refunding,
                 5.375%, 10/01/2018...........................                        2,589,771
     6,735,000   Du Page County,
                 Illinois Jail Project,
                 5.60%, 01/01/2021............................                        7,695,276
     1,920,000   Du Page County, Illinois
                 Stormwater Project,
                 5.60%, 01/01/2021............................                        2,193,754
     2,160,000   Beachwood City School District,
                 Ohio Refunding & Improvement,
                 5.50%, 12/01/2021............................                        2,373,300
                                                                               ----------------

                 Total Local General Obligations
                   (Cost $182,535,039)........................                      191,255,506
                                                                               ----------------

                 Tax Lease-1.50%
     3,380,000   Virginia Public School Authority Series A,
                 5.50%, 08/01/2004............................                        3,507,020
     3,340,000   Michigan State Building Authority
                 Revenue Series I,
                 6.50%, 10/01/2004............................                        3,524,769
     1,315,000   New York State Urban Development Corp.,
                 Correctional Facilities Series 5,
                 6.00%, 01/01/2005............................                        1,391,349
     1,680,000   Virginia College Building Authority,
                 Educational Facilities Revenue,
                 21st Century College Program,
                 5.875%, 02/01/2005...........................                        1,784,966
       885,000   New Jersey State,
                 Certificates of Participation Series A,
                 6.40%, 04/01/2005............................                          906,771
     2,000,000   New York State Dormitory Authority,
                 State University Series A,
                 5.50%, 05/15/2005............................                        2,131,260
     1,005,000   New York State Dormitory Authority,
                 City University Series 2A,
                 5.70%, 07/01/2005............................                        1,079,551
     1,005,000   New York State Dormitory Authority,
                 City University Series C,
                 5.70%, 07/01/2005............................                        1,079,551


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   City University of New York
                 Certificates of Participation,
                 John Jay College,
                 5.75%, 08/15/2005............................                 $      1,079,270
     1,040,000   Alabama State Public School &
                 College Authority,
                 Capital Improvement Pool Series A,
                 5.00%, 02/01/2006............................                        1,126,684
     1,720,000   New York State Medical Care
                 Facilities Financing Authority,
                 Mental Health Services Series A,
                 5.35%, 02/15/2006............................                        1,782,212
     1,000,000   New York State Dormitory Authority,
                 State University Series A,
                 6.50%, 05/15/2006............................                        1,123,140
     1,000,000   New York State Dormitory Authority,
                 City University Series A,
                 5.75%, 07/01/2007............................                        1,130,350
     3,950,000   Virginia Public School Authority,
                 4.00%, 04/15/2008............................                        4,262,248
     5,215,000   Michigan Municipal Bond Authority Revenue,
                 Refunding School Loan Series A,
                 5.25%, 12/01/2010............................                        5,980,354
     1,280,000   New York State Dormitory Authority,
                 City University Series A,
                 5.75%, 07/01/2013............................                        1,478,221
     1,585,000   Virginia College Building Authority,
                 Educational Facilities Revenue,
                 Public Higher Education Series A,
                 5.75%, 09/01/2013............................                        1,853,039
     1,000,000   Sacramento City Finance Authority,
                 California Lease Revenue Series B,
                 5.40%, 11/01/2020............................                        1,097,630
                                                                               ----------------

                 Total Tax Lease
                     (Cost $34,431,376).......................                       36,318,385
                                                                               ----------------

                 Special Tax-6.52%
     1,570,000   Michigan State Comprehensive
                 Transportation Revenue Series A,
                 5.00%, 05/15/2004............................                        1,608,591
     1,070,000   Las Vegas Special Improvement
                 District No. 808-Summerlin Area,
                 Nevada Local Improvement Bonds,
                 5.20%, 06/01/2004............................                        1,075,190
     1,310,000   New Mexico State Highway Commission,
                 Commerce Tax Revenue Senior
                 Subordinated Lien,
                 4.75%, 06/15/2004............................                        1,344,257
     2,000,000   New Mexico State Severance Tax Series B,
                 5.00%, 07/01/2004............................                        2,059,300


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 57
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    6,100,000   Municipal Assistance Corporation,
                 New York Series J,
                 6.00%, 07/01/2004............................                 $      6,328,323
     4,790,000   South Tahoe, California Joint Powers
                 Financing Authority, Bond Anticipation Notes,
                 Redevelopment Project 1-B,
                 3.00%, 10/01/2004............................                        4,791,389
     1,850,000   Chicago, Illinois Tax Increment,
                 Allocation Subordinated Central Loop
                 Redevelopment Series A,
                 6.45%, 12/01/2004............................                        1,928,255
       995,000   Heritage Isles Community
                 Development District, Florida
                 Special Assessment Revenue Series A,
                 5.75%, 05/01/2005............................                          995,408
       675,000   Sampson Creek Community
                 Development District, Florida
                 Capital Improvement Revenue Series B,
                 6.30%, 05/01/2005............................                          682,013
     1,190,000   Las Vegas Special Improvement
                 District No. 808-Summerlin Area,
                 Nevada Local Improvement Bonds,
                 5.375%, 06/01/2005...........................                        1,203,768
     9,820,000   Municipal Assistance Corporation,
                 New York Series G,
                 6.00%, 07/01/2005............................                       10,656,075
     1,585,000   Palm Beach County Solid Waste Authority,
                 Florida Revenue Refunding Series A,
                 5.00%, 10/01/2005............................                        1,688,437
     2,060,000   Chicago, Illinois Tax Increment,
                 Allocation Subordinated Central Loop
                 Redevelopment Series A,
                 6.50%, 12/01/2005............................                        2,210,565
       460,000   Meadow Pointe III Community
                 Development District, Florida
                 Capital Improvement Revenue
                 Series 2001-1,
                 5.90%, 01/01/2006............................                          465,626
     2,070,000   Harbour Lake Estates Community
                 Development District, Florida
                 Special Assessment,
                 6.40%, 02/01/2006............................                        2,109,578
     1,395,000   Capital Region Community
                 Development District, Florida
                 Revenue Capital Improvement Series B,
                 5.95%, 05/01/2006............................                        1,413,163
       375,000   Vistancia Community Facilities District,
                 Arizona,
                 4.25%, 07/15/2006............................                          376,545


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,500,000   Connecticut State Special Tax Obligation
                 Revenue Series B,
                 6.00%, 09/01/2006............................                 $      1,693,380
     2,380,000   Bella Terra Community
                 Development District,
                 Florida Special Assessment,
                 5.65%, 11/01/2006............................                        2,396,541
     3,100,000   Dove Mountain Resort Community
                 Facilities District,
                 Arizona Assessment Lien,
                 6.00%, 12/01/2006............................                        3,132,519
     9,000,000   Village Community Development
                 District No. 5, Florida
                 Special Assessment Revenue Series B,
                 5.40%, 05/01/2007............................                        9,101,520
     1,225,000   Double Branch Community
                 Development District,
                 Florida Special Assessment Series B-1,
                 5.60%, 05/01/2007............................                        1,246,548
     3,000,000   Vizcaya Community Development District,
                 Florida Special Assessment,
                 5.90%, 05/01/2007............................                        3,043,200
     3,285,000   University Place Community
                 Development District,
                 Florida Special Assessment Series B,
                 6.10%, 05/01/2007............................                        3,337,395
     1,035,000   Fishhawk Community Development District,
                 Florida Special Assessment,
                 6.65%, 05/01/2007............................                        1,072,819
       355,000   Lake Powell Residential Golf Community
                 Development District, Florida Special
                 Assesment Revenue Series C,
                 6.70%, 05/01/2007............................                          363,559
     1,055,000   Fayetteville Sales & Use Tax
                 Capital Improvement, Arkansas,
                 3.20%, 06/01/2007............................                        1,060,001
     1,035,000   Las Vegas Special Improvement District
                 No. 808-Summerlin
                 Area, Nevada Local Improvement Bonds,
                 5.50%, 06/01/2007............................                        1,053,775
       300,000   Vistancia Community Facilities District,
                 Arizona,
                 4.75%, 07/15/2007............................                          301,629
     1,095,000   Connecticut State Special Tax Obligation
                 Revenue Series A,
                 5.25%, 09/01/2007............................                        1,231,295
     2,000,000   Meadow Pointe IV Community
                 Development District, Florida Capital
                 Improvement Revenue Series B,
                 5.125%, 11/01/2007...........................                        2,013,500


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,435,000   Reunion East Community Development
                 District, Florida
                 Special Assessment Series B,
                 5.90%, 11/01/2007............................                 $      1,458,563
     1,670,000   North Las Vegas Local Improvement,
                 Nevada Special Improvement
                 District No. 60 Aliante,
                 4.25%, 12/01/2007............................                        1,680,688
     5,055,000   Live Oak, Florida Community Development
                 District No. 001,
                 Special Assessment Series B,
                 5.30%, 05/01/2008............................                        5,077,191
     1,070,000   Stoneybrook Community Development
                 District, Florida Capital Improvement
                 Revenue Series B,
                 5.70%, 05/01/2008............................                        1,078,934
     3,820,000   Narcoossee Community Development
                 District, Florida
                 Special Assessment Series B,
                 5.75%, 05/01/2008............................                        3,873,404
       825,000   Waterchase Community Development
                 District, Florida Capital Improvement
                 Revenue Series B,
                 5.90%, 05/01/2008............................                          838,819
     2,700,000   Gateway Services Community
                 Development District,
                 Florida Special Assessment,
                 Stoneybrook Project,
                 5.50%, 07/01/2008............................                        2,736,936
       400,000   Vistancia Community Facilities District,
                 Arizona,
                 5.00%, 07/15/2008............................                          402,676
     3,935,000   Heritage Harbour South Community
                 Development District, Florida Special
                 Assessment Revenue,
                 Capital Improvement Series B,
                 5.40%, 11/01/2008............................                        3,969,549
     1,920,000   North Las Vegas Local Improvement,
                 Nevada Special Improvement District No. 60
                 Aliante,
                 4.65%, 12/01/2008............................                        1,934,784
     2,345,000   Henderson, Nevada Local
                 Improvement Districts No. T-14,
                 4.35%, 03/01/2009............................                        2,320,424
     2,730,000   Bonita Springs, Florida Vasari
                 Community Development District Revenue,
                 Capital Improvement Series B,
                 6.20%, 05/01/2009............................                        2,790,360
     1,390,000   Greyhawk Landing Community
                 Development District, Florida
                 Special Assessment Revenue Series B,
                 6.25%, 05/01/2009............................                        1,414,742


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,020,000   Saddlebrook Community Developement
                 District, Florida
                 Special Assessment Series B,
                 6.25%, 05/01/2009............................                 $      1,048,876
     1,150,000   Illinois State Sales Tax
                 Revenue Series U,
                 5.00%, 06/15/2009............................                        1,203,406
       500,000   Vistancia Community Facilities
                 District, Arizona,
                 5.30%, 07/15/2009............................                          503,920
     1,000,000   Connecticut State Special Tax Obligation
                 Series B,
                 6.15%, 09/01/2009............................                        1,195,750
     1,000,000   North Las Vegas Local Improvement,
                 Nevada Special Improvement
                 District No. 60 Aliante,
                 5.00%, 12/01/2009............................                        1,008,900
     3,555,000   New York City Transitional Finance Authority,
                 New York Future Tax Secured Series E,
                 5.00%, 02/01/2010............................                        3,968,375
     7,890,000   New York City Transitional Finance Authority,
                 New York Future Tax Series C,
                 5.00%, 02/15/2010............................                        8,812,657
     2,960,000   Harbor Bay Community Development
                 District, Florida Capital Improvement
                 Revenue, Series B,
                 6.35%, 05/01/2010............................                        3,055,963
       500,000   Vistancia Community Facilities District,
                 Arizona,
                 5.55%, 07/15/2010............................                          504,450
       805,000   Lakewood Ranch Community
                 Development District 5,
                 Florida Special Assessment
                 Revenue Series B,
                 6.00%, 05/01/2011............................                          825,367
     4,200,000   Venetian Community Development District,
                 Florida Capital Improvement Revenue
                 Series B,
                 5.95%, 05/01/2012............................                        4,298,826
     2,000,000   Bonnet Creek Resort Community
                 Development District,
                 Florida Special Assessment,
                 7.125%, 05/01/2012...........................                        2,074,420
     2,860,000   Miromar Lakes Community
                 Development District, Florida
                 Capital Improvement Revenue Series B,
                 7.25%, 05/01/2012............................                        2,964,933
     3,225,000   Illinois State Sales Tax Revenue Series Q,
                 6.00%, 06/15/2012............................                        3,806,468
     2,845,000   Hot Springs, Arkansas Sales & Use Tax,
                 Refunding & Improvement,
                 4.125%, 07/01/2012...........................                        2,956,126


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,525,000   Dyer Redevelopment Authority,
                 Indiana Economic Development Lease,
                 6.875%, 07/15/2014...........................                 $      1,739,339
     2,315,000   Arizona Tourism & Sports Authority Tax
                 Revenue, Baseball Training Facilities Project,
                 5.00%, 07/01/2015............................                        2,388,733
     1,500,000   Arizona Tourism & Sports Authority
                 Tax Revenue, Baseball Training Facilities
                 Project,
                 5.00%, 07/01/2016............................                        1,541,835
     3,600,000   Massachusetts Bay Transportation
                 Authority, Massachusetts Sales
                 Tax Revenue Series A,
                 5.25%, 07/01/2020............................                        3,863,124
     2,695,000   Dyer Redevelopment Authority,
                 Indiana Economic Development Lease,
                 6.55%, 07/15/2020............................                        3,016,082
     3,695,000   Beacon Tradeport Community
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022...........................                        3,805,333
     1,140,000   New York City Transitional Finance
                 Authority, New York Revenue Refunding
                 Future Tax Secured Series B,
                 5.25%, 02/01/2029............................                        1,254,752
                                                                               ----------------
                 Total Special Tax
                   (Cost $152,566,179)........................                      157,398,869
                                                                               ----------------

                 Miscellaneous Tax-0.26%
     5,325,000   Indianapolis Local Public Improvement
                   Bond Bank, Indiana Series B,
                   6.00%, 01/10/2013..........................                        6,268,057
                                                                               ----------------

                 Total Miscellaneous Tax
                   (Cost $5,238,658)..........................                        6,268,057
                                                                               ----------------

                 Total Tax Supported
                   (Cost $500,592,698)........................                      522,988,024
                                                                               ----------------

                 Revenue-22.06%
                 Airport Revenue-0.03%
       800,000   Denver City & County, Colorado
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006............................                          865,472
                                                                               ----------------

                 Total Airport Revenue
                   (Cost $813,163)............................                          865,472
                                                                               ----------------


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Electric Revenue-9.08%
$    1,900,000   San Antonio, Texas Electric & Gas
                 Revenue Refunding Systems,
                 5.00%, 02/01/2004............................                 $      1,924,833
     2,090,000   Omaha Public Power District,
                 Nebraska Electric Revenue Series A,
                 5.25%, 02/01/2004............................                        2,119,030
     1,470,000   Energy Northwest, Washington
                 Wind Project Revenue Series A,
                 4.00%, 07/01/2004............................                        1,493,770
     9,850,000   Salt River Agricultural Improvement and
                 Power District, Arizona Electric Systems
                 Revenue, Refunding
                 Salt River Project Series A,
                 5.00%, 01/01/2005............................                       10,324,573
     5,000,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue
                 Series B,
                 6.00%, 01/01/2005............................                        5,111,300
     2,145,000   California Department of Water Resources,
                 Power Supply Revenue Series A,
                 5.50%, 05/01/2005............................                        2,276,531
     1,530,000   Energy Northwest, Washington Wind
                 Project Revenue Series A,
                 4.30%, 07/01/2005............................                        1,591,338
        55,000   Seattle, Washington Municipal Light &
                 Power Revenue,
                 5.10%, 11/01/2005............................                           56,269
     3,740,000   Salt River Agricultural Improvement and
                 Power District, Arizona Power Distribution
                 Electric Systems Revenue, Refunding
                 Salt River Project Series A,
                 5.25%, 01/01/2006............................                        4,065,642
    19,580,000   Long Island Power Authority,
                 New York Electric Systems
                 Revenue Series B,
                 5.00%, 06/01/2006............................                       21,189,868
     4,240,000   Salt River Agricultural Improvement and
                 Power District, Arizona Power Distribution
                 Electric Systems Revenue,
                 Refunding Salt River Project Series D,
                 5.00%, 01/01/2007............................                        4,675,490
    15,215,000   California Department of Water Resources,
                 Power Supply Revenue Series A,
                 5.50%, 05/01/2007............................                       16,905,386
     7,000,000   Long Island Power Authority,
                 New York Electric Systems
                 Revenue Series A,
                 5.00%, 06/01/2007............................                        7,670,110


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 63

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,500,000   Washington State Public Power
                 Supply System Revenue, Nuclear
                 Project No. 3 Series B,
                 5.60%, 07/01/2007............................                 $      3,926,685
     1,000,000   San Antonio, Texas Electric & Gas,
                 Power System Revenue,
                 5.25%, 02/01/2008............................                        1,124,340
    27,350,000   San Antonio, Texas Electric & Gas, Refunding,
                 5.25%, 02/01/2008(b).........................                       30,683,965
    23,740,000   California Department of Water Resources,
                 Power Supply Revenue Series A,
                 5.50%, 05/01/2008............................                       26,670,940
     6,080,000   Long Island Power Authority,
                 New York Electric Systems
                 Revenue Series A,
                 5.00%, 06/01/2008............................                        6,722,109
     2,260,000   Salt River Agricultural Improvement and
                 Power District, Arizona Power Distribution
                 Electric Systems Revenue,
                 Refunding Salt River Project Series A,
                 5.00%, 01/01/2009............................                        2,537,189
     3,775,000   North Carolina Eastern Municipal Power
                 Agency, Power System Revenue Series B,
                 6.125%, 01/01/2009...........................                        4,272,847
     2,960,000   San Antonio, Texas Electric & Gas,
                 Refunding Systems,
                 5.25%, 02/01/2009............................                        3,344,652
     8,515,000   California Department of Water Resources,
                 Power Supply Revenue Series A,
                 5.50%, 05/01/2009............................                        9,642,727
     7,130,000   Salt River Agricultural Improvement and
                 Power District, Arizona Power Distribution
                 Electric Systems Revenue, Refunding Salt
                 River Project Series A,
                 5.00%, 01/01/2010............................                        8,000,930
     2,875,000   Salt River Agricultural Improvement and
                 Power District, Arizona Power Distribution
                 Electric Systems Revenue, Refunding Salt
                 River Project Series C,
                 5.00%, 01/01/2010............................                        3,226,181
     2,765,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue,
                 Refunding Series C,
                 5.25%, 01/01/2011............................                        2,982,135
     3,440,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue,
                 Refunding Series A,
                 5.50%, 01/01/2011............................                        3,763,773


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$   10,000,000   North Carolina Municipal Power
                 Agency No. 1, Catawba Electric
                 Revenue Series A,
                 5.50%, 01/01/2012............................                 $     10,999,700
     2,395,000   Seattle, Washington Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2012...........................                        2,705,081
     3,525,000   North Carolina Municipal Power
                 Agency No. 1, Catawba Electric
                 Revenue Series A,
                 5.50%, 01/01/2013............................                        3,864,352
       630,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue
                 Series D,
                 6.45%, 01/01/2014............................                          710,111
     2,345,000   Seattle, Washington Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2014...........................                        2,643,870
     1,850,000   Seattle, Washington Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2016...........................                        2,074,608
     1,880,000   North Carolina Eastern Municipal
                 Power Agency, Power System Revenue
                 Series B,
                 5.70%, 01/01/2017............................                        2,003,046
     2,500,000   San Antonio, Texas Electric & Gas,
                 Power System Revenue,
                 5.375%, 02/01/2020...........................                        2,695,375
     4,815,000   Orlando Utilities Commission,
                 Florida Water & Electric Revenue,
                 5.25%, 10/01/2020............................                        5,189,848
                                                                               ----------------

                 Total Electric Revenue
                     (Cost $212,180,728)......................                      219,188,604
                                                                               ----------------

                 Health Care Revenue-0.76%
     1,000,000   Iowa Finance Authority
                 Hospital Facility Revenue,
                 Iowa Health System,
                 6.25%, 02/15/2004............................                        1,016,940
     1,225,000   Oklahoma Development Finance
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 4.70%, 08/15/2005............................                        1,155,261
     1,360,000   Connecticut State Health &
                 Educational Facility Authority Revenue,
                 Hospital for Special Care Issue B,
                 5.125%, 07/01/2007...........................                        1,354,179
     1,000,000   Oklahoma Development Finance
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.00%, 08/15/2009............................                          847,390


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 65

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,750,000   Cuyahoga County, Ohio Hospital
                 Facilities Revenue,
                 Canton Incorporated Project,
                 6.75%, 01/01/2010............................                 $      3,089,707
     3,215,000   Chattanooga Health,
                 Educational & Housing Facility Board,
                 Tennessee Revenue,
                 Catholic Health Initiatives Series A,
                 5.375%, 12/01/2011...........................                        3,474,868
     1,240,000   Kentucky Economic Development
                 Finance Authority Revenue,
                 Catholic Health Initiatives Series A,
                 5.375%, 12/01/2011...........................                        1,341,333
     2,240,000   Oklahoma Development Finance
                 Authority Revenue,
                 Hillcrest Healthcare System Series A,
                 5.75%, 08/15/2013............................                        1,810,570
     1,295,000   Chester County Health & Education
                 Facilities Authority,
                 Pennsylvania Hospital Revenue,
                 Chester County Hospital Series A,
                 6.75%, 07/01/2021............................                        1,233,216
     3,000,000   Allegheny County Hospital
                 Development Authority,
                 Pennsylvania Revenue,
                 West Pennsylvania Health System Series B,
                 9.25%, 11/15/2022............................                        2,954,610
                                                                               ----------------

                 Total Health Care Revenue
                     (Cost $17,992,576).......................                       18,278,074
                                                                               ----------------

                 Higher Education Revenue-0.51%
     2,590,000   Pennsylvania State University Revenue,
                 5.00%, 08/15/2005............................                        2,773,605
     1,415,000   Virginia Polytechnic Institute
                 & State University Revenue Series A,
                 5.25%, 06/01/2008............................                        1,582,465
     1,165,000   Vermont Educational & Health
                 Buildings Financing Agency
                 Revenue, Norwich University Project,
                 5.50%, 07/01/2018............................                        1,223,110
     1,230,000   University of Texas University
                 Revenue, Financing Systems Series B,
                 5.375%, 08/15/2019...........................                        1,338,794
     2,820,000   Massachusetts Health & Educational
                 Facilities Authority Revenue, Harvard
                 University Series N,
                 6.25%, 04/01/2020............................                        3,526,100


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66 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,920,000   Milledgeville-Baldwin County
                 Development Authority, Georgia
                 Student Housing Revenue,
                 Georgia College & State
                 University Foundation,
                 4.00%, 09/01/2032............................                 $      1,957,094
                                                                               ----------------

                 Total Higher Education Revenue
                   (Cost $11,357,966).........................                       12,401,168
                                                                               ----------------

                 Tobacco Revenue-3.30%
     7,055,000   Tobacco Settlement Financing Corp.,
                 New York Tobacco Asset-Backed Bonds
                 Series A-1,
                 5.00%, 06/01/2008............................                        7,709,210
    11,115,000   Tobacco Settlement Financing Corp.,
                 New York Tobacco Asset-Backed Bonds
                 Series A-1,
                 5.00%, 06/01/2011............................                       11,696,537
     8,535,000   Tobacco Settlement Financing Corp.,
                 New York Tobacco Asset-Backed Bonds
                 Series A-1,
                 5.25%, 06/01/2012............................                        8,999,901
     8,075,000   Tobacco Settlement Revenue
                 Management Authority,
                 South Carolina Tobacco Settlement
                 Asset-Backed Bonds Series B,
                 6.00%, 05/15/2022............................                        7,202,658
     5,510,000   Northern Tobacco Securitization Corp.,
                 Alaska Tobacco Settlement
                 Asset-Backed Bonds,
                 6.20%, 06/01/2022............................                        5,135,320
    13,085,000   Tobacco Settlement Financing Corp.,
                 Rhode Island Tobacco
                 Asset-Backed Bonds Series A,
                 6.00%, 06/01/2023............................                       11,697,467
     1,765,000   District of Columbia Tobacco
                 Settlement Financing Corp.,
                 Tobacco Settlement
                 Asset-Backed Bonds,
                 6.25%, 05/15/2024............................                        1,621,506
     9,390,000   Tobacco Settlement Authority,
                 Washington Tobacco Settlement
                 Asset-Backed Bonds,
                 6.50%, 06/01/2026............................                        8,514,382
    18,930,000   Badger Tobacco Asset Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027...........................                       17,126,917
                                                                               ----------------

                 Total Tobacco Revenue
                     (Cost $84,159,159).......................                       79,703,898
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Toll Revenue-0.85%
$   19,485,000   Triborough Bridge & Tunnel Authority,
                 New York Toll Revenue
                 Series B, 5.00%, 11/15/2020..................                 $     20,488,867
                                                                               ----------------

                 Total Toll Revenue
                   (Cost $20,325,411).........................                       20,488,867
                                                                               ----------------

                 Water/Sewer Revenue-2.91%
    19,855,000   Logan/Todd Regional Water Commission,
                 Kentucky Revenue Refunding,
                 4.00%, 02/01/2007............................                       21,232,738
     1,500,000   Florida Water Pollution Control
                 Financing Corp.
                 Revenue, Water Pollution
                 Control, 5.00%, 01/15/2008...................                        1,675,950
     4,165,000   Florida Water Pollution Control
                 Financing Corp.
                 Revenue, Water Pollution Control,
                 5.00%, 01/15/2009............................                        4,672,797
     2,500,000   Abilene, Texas Waterworks &
                 Sewer Systems Certificates Obligation B,
                 3.61%, 02/15/2009............................                        2,501,100
     1,940,000   Massachusetts Water Pollution
                 Abatement Trust,
                 Pool Program Bonds Series 7,
                 5.25%, 02/01/2010............................                        2,196,953
     2,230,000   Texas State Water Development
                 Board Revenue,
                 Revolving Senior Lien Series A,
                 5.50%, 07/15/2010............................                        2,448,473
     1,525,000   Arizona Water Infrastructure
                 Finance Authority Revenue,
                 Water Quality Series A,
                 5.75%, 10/01/2011............................                        1,782,740
     3,620,000   Dallas, Texas Waterworks &
                 Sewer System Revenue,
                 5.00%, 10/01/2013............................                        3,943,990
        55,000   Massachusetts Water Pollution
                 Abatement Trust Series B,
                 5.25%, 08/01/2014............................                           63,128
     3,460,000   Massachusetts Water Pollution
                 Abatement Trust, New Bedford
                 Program Series A,
                 5.125%, 02/01/2016...........................                        3,750,917
     3,450,000   Ohio State Water Development Authority
                 Pollution Control Revenue,
                 5.25%, 06/01/2017............................                        3,789,377
     6,850,000   Ohio State Water Development Authority
                 Pollution Control Revenue,
                 5.25%, 12/01/2017............................                        7,523,835


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

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,460,000   Michigan Municipal Bond Authority Revenue,
                 Drinking Water Revolving Fund,
                 5.25%, 10/01/2018............................                 $      3,792,229
     1,160,000   Tampa, Florida Water & Sewer Revenue
                 Refunding Series A,
                 5.25%, 10/01/2018............................                        1,266,001
     4,500,000   Michigan Municipal Bond Authority Revenue,
                 Clean Water State Revolving Fund,
                 5.25%, 10/01/2019............................                        4,893,075
     4,325,000   Michigan Municipal Bond Authority Revenue,
                 Clean Water State Revolving Fund,
                 5.375%, 10/01/2021...........................                        4,682,202
                                                                               ----------------

                 Total Water/Sewer Revenue
                   (Cost $68,036,268).........................                       70,215,505
                                                                               ----------------

                 Miscellaneous Revenue-1.30%
     4,385,000   Broward County, Florida
                 Resource Recovery Revenue,
                 Wheelabrator Florida Series A,
                 5.00%, 12/01/2003............................                        4,408,197
    10,635,000   Broward County, Florida
                 Resource Recovery Revenue,
                 Wheelabrator Florida Series A,
                 5.00%, 12/01/2004............................                       11,152,605
     1,540,000   Broward County, Florida
                 Resource Recovery Revenue,
                 Refunding Wheelabrator South
                 Series A, 5.00%, 12/01/2006..................                        1,674,380
     4,000,000   Michigan Municipal Bond
                 Authority Revenue, Public
                 School Detroit Academy A,
                 7.50%, 10/01/2012............................                        3,958,920
     1,780,000   Chicago, Illinois Park
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2013..................                        2,095,683
     1,920,000   Chicago, Illinois Park
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2014..................                        2,260,512
     2,035,000   Chicago, Illinois Park
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2015..................                        2,395,907
     3,510,000   Broad Street Community
                 Development Authority,
                 Virginia Revenue,
                 7.125%, 06/01/2015...........................                        3,509,509
                                                                               ----------------

                 Total Miscellaneous Revenue
                   (Cost $30,189,008).........................                       31,455,713
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Industrial Development/Pollution
                 Control Revenue-3.32%
$    1,825,000   Pittsylvania County Industrial
                 Development Authority,
                 Virginia Revenue Series A, AMT,
                 7.30%, 01/01/2004............................                 $      1,833,030
     1,000,000   Richland County, South Carolina
                 Environmental Improvement
                 Revenue, International Paper Co.
                 Projects Series A,
                 4.25%, 10/01/2007............................                        1,047,110
     6,100,000   Springfield Airport Authority,
                 Illinois Garrett Aviation
                 Services Project,
                 4.40%, 02/01/2008............................                        6,520,717
     3,600,000   Chesapeake, Virginia
                 Industrial Development
                 Authority Revenue, Pollution
                 Control Project,
                 5.25%, 02/01/2008............................                        3,829,248
     1,700,000   Mashantucket Western Pequot
                 Tribe, Connecticut Special
                 Revenue, Sub 144A Series B,
                 5.55%, 09/01/2008............................                        1,873,757
     4,280,000   Midland County, Michigan
                 Economic Development
                 Sublimited Obligation Series A, AMT,
                 6.875%, 07/23/2009...........................                        4,362,219
     2,710,000   New York State Environmental
                 Facilities Corp., Waste
                 Management Project Series A,
                 4.00%, 05/01/2012............................                        2,725,935
     4,300,000   New Jersey Economic
                 Development Authority, Exempt
                 Facilities Revenue, Waste
                 Management, Inc. Project,
                 4.00%, 11/01/2013............................                        4,345,623
     3,950,000   Morehouse Parish Louisiana
                 Pollution Control Revenue,
                 Refunding International Paper Co.
                 Project Series A,
                 5.70%, 04/01/2014............................                        4,240,404
     2,070,000   North Carolina Capital
                 Facilities Finance Agency,
                 Exempt Facilities Revenue,
                 Waste Management of Carolinas Project,
                 4.00%, 08/01/2014............................                        2,091,652


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70 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    4,435,000   Dickinson County Economic
                 Development Corp., Michigan
                 Environmental Improvement
                 Revenue, International Paper Co.
                 Project Series A,
                 5.75%, 06/01/2016............................                 $      4,634,442
     3,500,000   South Carolina Jobs Economic
                 Development Authority Revenue,
                 Waste Management, Inc. Project,
                 4.10%, 11/01/2016............................                        3,540,845
     1,575,000   Fairfield Industrial Development
                 Board, Alabama Environmental
                 Improvement Revenue, USX Project,
                 5.40%, 11/01/2016............................                        1,695,440
     3,760,000   New Hampshire State Business
                 Finance Authority Pollution
                 Control Revenue, Public
                 Service Co. Series D,
                 6.00%, 05/01/2021............................                        3,874,041
       985,000   Louisiana Local Government
                 Environmental Facilities and
                 Community Development
                 Authority Revenue, Air Cargo,
                 6.65%, 01/01/2025............................                        1,026,262
     9,070,000   Pope County, Arkansas Revenue,
                 Refunding Entergy Arkansas, Inc. Project,
                 5.05%, 09/01/2028............................                        9,268,542
    10,540,000   Matagorda County Navigation
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030............................                       10,544,216
     4,960,000   Brazos River Authority, Texas
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series A,
                 4.95%, 10/01/2030............................                        5,002,706
     5,175,000   Brazos River Authority, Texas
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series D,
                 4.25%, 05/01/2033............................                        5,179,864
     2,430,000   Ohio State Water Development
                 Authority Pollution Control
                 Facilities Revenue, Refunding
                 Edison Co. Series B, AMT,
                 4.40%, 06/01/2033............................                        2,439,331
                                                                               ----------------

                 Total Industrial Development/Pollution
                   Control Revenue (Cost $77,752,382).........                       80,075,384
                                                                               ----------------
                 Total Revenue
                   (Cost $522,806,661)........................                      532,672,685
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 71

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Asset-Backed Securities-1.38%
                 Higher Education Revenue- 0.07%
$    1,550,000   New Mexico Educational
                 Assistance Foundation, Student
                 Loan Education Loan Senior Series A3,
                 4.95%, 03/01/2009............................                 $      1,664,622
                                                                               ----------------

                 Total Higher Education Revenue
                   (Cost $1,641,837)..........................                        1,664,622
                                                                               ----------------

                 Housing-1.31%
     2,535,000   Vermont Housing Finance Agency
                 Single-Family Revenue, Series 15C,
                 AMT, 4.00%, 03/01/2004.......................                        2,562,201
     5,900,000   Rhode Island Housing & Mortgage
                 Finance Corp. Homeownership
                 Opportunity Note Series 39C,
                 4.00%, 03/24/2005............................                        6,138,124
     1,225,000   Rhode Island Housing & Mortgage
                 Finance Corp. Homeownership
                 Opportunity Note Series 41C,
                 3.375%, 11/01/2005...........................                        1,264,666
     2,200,000   Minneapolis, Minnesota
                 Multifamily Revenue, Sumner
                 Field Phase II LP Project, AIG, AMT,
                 2.60%, 08/20/2008............................                        2,208,008
     1,045,000   West Virginia Housing
                 Development Fund Series D, AMT,
                 3.25%, 11/01/2015............................                        1,046,014
     2,150,000   Maricopa County Industrial
                 Development Authority, Arizona
                 Multifamily Housing Revenue,
                 Steeplechase Apartments
                 Project Series B, AMT,
                 6.25%, 12/01/2020............................                        2,205,814
     2,195,000   Sedgwick & Shawnee Counties,
                 Kansas Single-Family Revenue,
                 GNMA Mortgage-Backed
                 Securities Program Series A-1, AMT,
                 6.50%, 12/01/2022............................                        2,340,638
     1,210,000   Jefferson Parish, Louisiana
                 Home Mortgage Revenue, FNMA &
                 GNMA Mortgage-Backed
                 Securities Series C-1, AMT,
                 5.40%, 12/01/2024............................                        1,215,917
     2,275,000   Muni Mae Trust, Certificate
                 Class A-5, FHLMC,
                 4.80%, 07/14/2026............................                        2,385,656


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                       Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,155,000   District of Columbia Housing
                 Finance Agency, Single-Family
                 FNMA & GNMA Mortgage Revenue
                 Series A, AMT,
                 6.25%, 12/01/2028............................                 $      1,176,113
       560,000   Oklahoma Housing Finance
                 Agency, Single-Family
                 Redevelopment, Mortgage
                 Homeownership Loan Series B-2, AMT,
                 6.55%, 03/01/2029............................                          576,010
     1,350,000   Missouri State Housing
                 Development Commission, FNMA &
                 GNMA Mortgage Revenue,
                 Single-Family Series B-2, AMT,
                 6.40%, 09/01/2029............................                        1,411,060
       445,000   Chicago, Illinois Single
                 Family Mortgage Revenue Series A,
                 FNMA, GNMA,
                 6.35%, 10/01/2030............................                          471,611
       230,000   Wyoming Community Development
                 Authority, Housing Revenue
                 Series 1, AMT,
                 6.20%, 12/01/2030............................                          242,402
     2,925,000   Multifamily Housing Revenue
                 Bond Passthrough Certificates,
                 Kansas Beneficial Ownership
                 Series 2000-6,
                 5.95%, 11/01/2033............................                        2,906,573
     3,465,000   Multifamily Housing Revenue
                 Bond Passthrough Certificates,
                 Washington Beneficial
                 Ownership Series 2000-7,
                 6.00%, 11/01/2033............................                        3,439,220
                                                                               ----------------

                 Total Housing
                   (Cost $31,282,460).........................                       31,590,027
                                                                               ----------------

                 Total Asset-Backed Securities
                   (Cost $32,924,297).........................                       33,254,649
                                                                               ----------------

                 Investment Summary
                 Total Investments-99.72%
                   (Cost $2,306,602,465)(e)...................                    2,407,986,404
                 Cash and Other Assets,
                   Less Liabilities-0.28%.....................                        6,763,115
                                                                               ----------------

                 Net Assets-100.00%...........................                 $  2,414,749,519
                                                                               ================


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73
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Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                 Short Futures Contract
                                                        Contract                     Unrealized
Contracts        Description                             Amount                    Depreciation
-----------------------------------------------------------------------------------------------
409              Interest Rate
                 Swap 10 Yr. Future
                 December 2003.................        $43,411,518             $     (2,498,732)
                                                                               ----------------
                 Total Short Futures
                 Contract......................                                $     (2,498,732)
                                                                               ----------------

                 Interest Rate Swaps
Notional                               Rate       Rate       Termination       Unrealized
Amount               Description     Received     Paid          Date           Gain/(Loss)
-----------------------------------------------------------------------------------------
   $15,000,000     BMA Interest        2.89%    Variable*    08/01/2008         $ 210,393
                   Rate Swap
    15,785,000     BMA Interest        3.13     Variable*    08/01/2008           379,322
                   Rate Swap
    21,000,000     BMA Interest        2.75     Variable*    11/01/2008           105,367
                   Rate Swap
    21,000,000     BMA Interest      Variable*    3.43       08/01/2012          (153,701)
                   Rate Swap
    15,000,000     BMA Interest      Variable*    3.63       08/01/2012          (351,601)
                   Rate Swap
    15,785,000     BMA Interest      Variable*    3.82       08/01/2012          (578,193)
                   Rate Swap                                                    ---------
Total Interest Rate Swaps                                                       $(388,413)
                                                                                ---------


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--------------------------------------------------------------------------------

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b)   When-issued security

(c) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(e) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $107,009,314 and gross unrealized depreciation of investments was $5,625,375, resulting in net unrealized appreciation of $101,383,939.

Explanation of abbreviations:

      ACA    - American Capital Access
      AMBAC  - American Municipal Bond Assurance Corporation
      AMT    - Subject to Alternative Minimum Tax
      ARCS   - Auction Rate Certificate
      CPI    - Consumer Price Index
      CSOB   - Cowlipz Sewer Operating Board
      FGIC   - Financial Guaranty Insurance Company
      FHA    - Federal Housing Administration
      FHLMC  - Federal Home Loan Mortgage Corp.
      FNMA   - Federal National Mortgage Association
      FSA    - Financial Security Assurance, Inc.
      GNMA   - Government National Mortgage Association
      MBIA   - Municipal Bond Investors Assurance Corporation
      MTA    - Metropolitan Transportation Authority
      PSF Guaranteed-(Texas) Permanent Schools Funds
      Q-SBLF - Qualified School Bond Loan Fund
      Radian - Radian Group Inc.
      SCSDE  - The South Carolina State Department of Education


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 75

Diversified Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

     Allocation of Portfolio net assets at September 30, 2003:

     Alabama                  2.70%
     Alaska                   0.60
     Arizona                  2.07
     Arkansas                 0.55
     California               6.80
     Colorado                 0.96
     Connecticut              1.14
     Delaware                 0.67
     Florida                  8.84
     Georgia                  1.38
     Hawaii                   1.32
     Illinois                 5.38
     Indiana                  0.82
     Iowa                     0.04
     Kansas                   0.32
     Kentucky                 1.47
     Louisiana                0.45
     Maryland                 1.05
     Massachusetts            6.28
     Michigan                 4.17
     Minnesota                0.49
     Missouri                 0.30
     Nebraska                 0.18
     Nevada                   1.52
     New Hampshire            0.77
     New Jersey               1.74
     New Mexico               0.27
     New York                11.85
     North Carolina           2.50
     Ohio                     2.81
     Oklahoma                 0.43
     Oregon                   0.11
     Pennsylvania             3.26
     Rhode Island             1.50
     South Carolina           1.97
     Tennessee                0.48
     Texas                   11.43
     Utah                     0.32
     Vermont                  0.16
     Virginia                 1.89
     Washington               4.29
     West Virginia            0.04
     Wisconsin                1.24
     Wyoming                  0.01
     District of Columbia     2.33
     Puerto Rico              0.68
     Tax-Exempt Private
     Municipal Trust          0.14
     Cash and Other
       Assets, Less
       Liabilities            0.28
                           -------
     Total                  100.00%
                           =======

See Notes to Financial Statements.


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--------------------------------------------------------------------------------

NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Principal                                                                                Market
Amount           Description                                                             Value*
-----------------------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate
                 Demand Notes-1.04%
$    2,000,000   New York City, New York Series
                 1994, Subseries E5,
                 1.20%, 08/01/2016............................                 $      2,000,000
       500,000   New York City, New York Series
                 1994, Subseries E4,
                 1.19%, 08/01/2021............................                          500,000
     1,700,000   New York City Transitional
                 Finance Authority, New York
                 City Recovery Series
                 3-Subseries 3E,
                 1.20%, 11/01/2022............................                        1,700,000
     3,950,000   New York City Transitional
                 Finance Authority, New York
                 Recovery Series 1-Subseries 1D,
                 1.20%, 11/01/2022............................                        3,950,000
     2,100,000   New York City Housing
                 Development Corp., Residential
                 Revenue, East 17th St. Series
                 1993 A, 1.19%, 01/01/2023....................                        2,100,000
     2,000,000   Port Authority of New York &
                 New Jersey, Special Obligation
                 Revenue Series 5,
                 1.20%, 08/01/2024............................                        2,000,000
       300,000   Long Island Power Authority,
                 New York, Electric System
                 Revenue Series 2, Subseries 2B,
                 1.20%, 05/01/2033............................                          300,000
                                                                               ----------------
                 Total Tax-Exempt Variable-Rate Demand Notes
                   (Cost $12,550,000).........................                       12,550,000
                                                                               ----------------

                 Prerefunded/Escrowed-12.26%
     1,095,000   Clifton Park Water Authority,
                 New York, FGIC,
                 5.00%, 10/01/2014,
                 Prerefunded 10/01/2003 @ 102.................                        1,116,900
     7,025,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Series C,
                 5.00%, 02/01/2004,
                 Escrowed to Maturity.........................                        7,118,924
       125,000   New York State Medical Care
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 6.125%, 02/15/2014,
                 Prerefunded 02/15/2004 @ 102.................                          129,875

*     See Note 1, page 118 in Notes to Financial Statements.


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 77

New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,740,000   New York State Local
                 Government Assistance Corp.
                 Series D, 5.375%, 04/01/2014,
                 Prerefunded 04/01/2004 @ 101.50(a)...........                 $      1,804,310
     3,000,000   New York City Municipal Water
                 Finance Authority, Water &
                 Sewer System Revenue Series B,
                 5.00%, 06/15/2004,
                 Escrowed to Maturity.........................                        3,085,590
       885,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority, Prerefunded Series 94-A,
                 5.75%, 06/15/2007,
                 Prerefunded 6/15/2004 @ 102..................                          932,463
       100,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State Water
                 Revolving Fund,
                 5.75%, 06/15/2007,
                 Prerefunded 06/15/2004 @ 102.................                          105,363
     1,140,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State Water
                 Revolving Fund Series E,
                 6.70%, 06/15/2010,
                 Prerefunded 06/15/2004 @ 101.50..............                        1,203,008
     1,050,000   New York State Medical Care
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015,
                 Prerefunded 08/15/2004 @ 102.................                        1,118,303
     2,935,000   New York State Medical Care
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series C,
                 6.25%, 08/15/2012,
                 Prerefunded 08/15/2004 @ 100.................                        3,070,215
     2,800,000   New York State Thruway
                 Authority, General Revenue
                 Series C, 5.75%, 01/01/2009,
                 Prerefunded 01/01/2005 @ 102.................                        3,021,172
     1,050,000   New York State Medical Care
                 Facilities Finance Authority,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 5.875%, 02/15/2005,
                 Escrowed to Maturity.........................                        1,120,035


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series A, MBIA,
                 5.25%, 04/01/2009,
                 Prerefunded 4/01/2005 @ 102..................                 $      1,083,380
     1,925,000   New York State Local
                 Government Assistance Corp. Series A,
                 5.90%, 04/01/2012,
                 Prerefunded 04/01/2005 @ 102.................                        2,104,025
     3,800,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 95-B,
                 5.50%, 06/15/2010,
                 Prerefunded 06/15/2005 @ 101.................                        4,128,206
     1,175,000   New York City Municipal Water
                 Finance Authority, New York
                 Series A, MBIA,
                 5.75%, 06/15/2009,
                 Prerefunded 6/15/2005 @ 101..................                        1,281,431
     1,560,000   MTA, New York Transit
                 Facilities Revenue Series M, AMBAC,
                 5.20%, 07/01/2005
                 Escrowed to Maturity.........................                        1,674,410
     1,165,000   MTA, New York Transit
                 Facilities Service Contract,
                 5.30%, 07/01/2005,
                 Escrowed to Maturity.........................                        1,252,457
     1,480,000   New York City, New York Series B,
                 6.30%, 08/15/2008,
                 Prerefunded 08/15/2005 @ 101(b)..............                        1,640,669
       725,000   Triborough Bridge & Tunnel
                 Authority, New York Toll
                 Revenue Series Y,
                 5.80%, 01/01/2006,
                 Escrowed to Maturity.........................                          798,109
     2,135,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Prerefunded
                 State Water Revolving Fund Series A,
                 4.95%, 06/15/2010,
                 Prerefunded 06/15/2006 @ 102.................                        2,386,546
       790,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Prerefunded
                 State Water Revolving Fund Series A,
                 5.20%, 12/15/2015,
                 Prerefunded 06/15/2006 @ 102.................                          888,308


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 79
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New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,645,000   MTA, New York Transit
                 Facilities Service Contract,
                 5.40%, 07/01/2006,
                 Escrowed to Maturity.........................                 $      1,829,520
     2,495,000   New York State Dormitory
                 Authority, Revenue,
                 Prerefunded City University,
                 5.75%, 07/01/2007,
                 Prerefunded 07/01/2006 @ 102.................                        2,846,620
     1,640,000   MTA, New York Transportation
                 Facilities Revenue Series K,
                 MBIA-IBC,
                 6.30%, 07/01/2006,
                 Escrowed to Maturity.........................                        1,863,663
     1,000,000   MTA, New York, Commuter
                 Facilities Series A, MBIA,
                 6.00%, 07/01/2007,
                 Escrowed to Maturity.........................                        1,156,510
     1,885,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 97-D,
                 6.00%, 06/15/2007,
                 Escrowed to Maturity.........................                        2,176,628
     1,250,000   MTA, New York Transit
                 Facilities Service Contract,
                 5.45%, 07/01/2007,
                 Escrowed to Maturity.........................                        1,420,775
     1,100,000   New York State Dormitory
                 Authority, City University
                 Systems Consolidated Series 1, MBIA,
                 5.125%, 07/01/2027,
                 Prerefunded 01/01/2008 @ 102.................                        1,257,938
     2,220,000   New York State Power
                 Authority, Revenue Series W,
                 6.50%, 01/01/2008,
                 Escrowed to Maturity.........................                        2,533,531
       315,000   New York City Transitional
                 Finance Authority, Prerefunded
                 Future Tax Secured Series C,
                 5.00%, 05/01/2026,
                 Prerefunded 05/01/2008 @ 101.................                          358,568
     4,000,000   MTA, New York Commuter
                 Facilities Series E, AMBAC,
                 5.625%, 07/01/2008,
                 Escrowed to Maturity.........................                        4,537,400


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                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,910,000   MTA, New York Transit
                 Facilities Service Contract
                 Series O, AMBAC,
                 5.75%, 07/01/2008,
                 Escrowed to Maturity.........................                 $      2,229,772
       185,000   New York State Environmental
                 Facilities Corp., Clean Water
                 Drinking Prerefunded
                 Revolving Funds Series D,
                 5.15%, 10/15/2019,
                 Prerefunded 10/15/2008 @ 102.................                          214,857
     2,330,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series B, AMBAC,
                 5.25%, 01/01/2016,
                 Prerefunded 01/01/2009 @ 101.................                        2,678,358
     1,800,000   Onondaga County, New York
                 Economically Defeased,
                 5.70%, 04/01/2009,
                 Escrowed to Maturity.........................                        2,106,072
     1,485,000   New York City Municipal Water
                 Finance Authority, New York Series A,
                 6.00%, 06/15/2009,
                 Escrowed to Maturity.........................                        1,769,897
     1,495,000   MTA, New York, Commuter
                 Facilities Series A, MBIA,
                 6.10%, 07/01/2009,
                 Escrowed to Maturity.........................                        1,791,877
     2,400,000   MTA, New York, Transit
                 Facilities Series K, MBIA,
                 6.30%, 07/01/2007,
                 Escrowed to Maturity.........................                        2,801,640
       440,000   New York State Environmental
                 Facilities Corp., State
                 Prerefunded Revolving Funds Series B,
                 5.875%, 07/15/2020,
                 Prerefunded 07/15/2009 @ 101.................                          526,447
     1,830,000   Onondaga County, New York,
                 5.70%, 04/01/2011,
                 Escrowed to Maturity.........................                        2,156,728
     1,490,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance Authority,
                 5.75%, 06/15/2011,
                 Escrowed to Maturity.........................                        1,767,527


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 81
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    4,770,000   New York State Environmental
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water Refunding,
                 5.75%, 06/15/2011,
                 Escrowed to Maturity.........................                 $      5,658,460
     1,000,000   MTA, New York Transit
                 Facilities Revenue Series B-1, AMBAC,
                 5.00%, 07/01/2018,
                 Prerefunded 01/01/2012 @ 100.................                        1,127,170
    14,460,000   Triborough Bridge & Tunnel
                 Authority, New York, Toll
                 Revenue, General Purpose
                 Senior Series, 5.50%, 01/01/2012,
                 Escrowed to Maturity.........................                       16,478,038
     2,740,000   Massachusetts State
                 Consolidated Loan Series B,
                 5.50%, 03/01/2018,
                 Prerefunded 03/01/2012 @ 100.................                        3,172,975
     4,670,000   Niagara Falls Bridge
                 Commission, New York,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity.........................                        5,740,411
     7,860,000   MTA, New York, Dedicated Tax
                 Fund Series A, FSA,
                 5.25%, 04/01/2015,
                 Prerefunded 10/01/2014 @ 100.................                        9,036,642
     1,000,000   New York State Dormitory Authority,
                 North General Hospital, Secured
                 Hospital Program Series G, MBIA,
                 5.20%, 02/15/2016,
                 Escrowed to Maturity.........................                        1,108,630
     9,370,000   Triborough Bridge & Tunnel
                 Authority, New York Toll
                 Revenue Series Y,
                 5.50%, 01/01/2017,
                 Escrowed to Maturity.........................                       10,886,722
     2,545,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Series B,
                 5.50%, 02/01/2017,
                 Escrowed to Maturity.........................                        2,968,310
     1,600,000   New York City, New York Series B, AMBAC,
                 8.25%, 06/01/2017,
                 Escrowed to Maturity.........................                        1,616,400
     1,060,000   MTA, New York Transit
                 Facilities Series C-1,
                 5.25%, 07/01/2017,
                 Escrowed to Maturity.........................                        1,218,428


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    8,165,000   Triborough Bridge & Tunnel
                 Authority, New York Special
                 Obligation Series A, MBIA,
                 5.125%, 01/01/2018,
                 Escrowed to Maturity.........................                 $      8,830,692
     1,260,000   MTA, New York Commuter
                 Facilities Series B, AMBAC,
                 5.00%, 07/01/2020,
                 Escrowed to Maturity.........................                        1,325,999
                                                                               ----------------

                 Total Prerefunded/Escrowed
                   (Cost $135,803,517)........................                      148,256,904
                                                                               ----------------

                 Insured-42.35%
     3,000,000   Brookhaven, New York Public
                 Improvement, FGIC,
                 4.75%, 11/01/2003............................                        3,008,940
     1,000,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series A, AMBAC,
                 6.25%, 04/01/2004............................                        1,026,180
     1,000,000   Port Authority of New York &
                 New Jersey, Consolidated 122nd
                 Series, FSA,
                 5.25%, 07/15/2004............................                        1,033,220
     3,140,000   New York City, New York Series E, FGIC,
                 6.00%, 08/01/2004............................                        3,270,373
     5,000,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series A, AMBAC,
                 5.30%, 01/01/2005............................                        5,254,300
     2,080,000   Suffolk County Industrial
                 Development Agency, New York
                 Southwest Sewer System
                 Revenue, FGIC,
                 4.80%, 02/01/2005............................                        2,125,302
     2,240,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2005............................                        2,371,891
     1,000,000   Nassau County, New York Series A, FGIC,
                 6.50%, 05/01/2005............................                        1,082,410
     1,890,000   Elmira City School District,
                 New York, FGIC,
                 3.25%, 06/15/2005............................                        1,959,533
     1,000,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Refunding
                 State Water Revolving Fund
                 Series E, MBIA,
                 5.50%, 06/15/2005............................                        1,076,180


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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    7,445,000   New York State Dormitory
                 Authority, City University
                 Revenue Series A, AMBAC,
                 5.25%, 07/01/2005............................                 $      7,988,038
     1,000,000   New York State Dormitory
                 Authority, City University
                 Revenue Series C, AMBAC,
                 6.25%, 07/01/2005............................                        1,090,180
     8,955,000   Port Authority of New York &
                 New Jersey, Consolidated 122nd
                 Series, FSA,
                 5.25%, 07/15/2005............................                        9,577,999
     2,760,000   Port Authority of New York &
                 New Jersey, Special Obligation
                 Revenue, MBIA,
                 6.00%, 12/01/2005............................                        2,983,726
     4,000,000   Suffolk County Industrial
                 Development Agency, New York
                 Southwest Sewer System
                 Revenue, FGIC,
                 4.90%, 02/01/2006............................                        4,089,240
     4,970,000   New York State Dormitory
                 Authority, Brookdale Hospital
                 Revenue, Refunding, Series J, FSA,
                 5.125%, 02/15/2006...........................                        5,404,279
     1,200,000   Suffolk County, New York
                 Public Improvement Series A, MBIA,
                 4.00%, 04/01/2006............................                        1,278,660
    15,795,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2006............................                       17,241,190
     1,710,000   Suffolk County, New York
                 Public Improvement Series A, MBIA,
                 4.00%, 05/01/2006............................                        1,825,750
     1,000,000   Attica Central School
                 District, New York Refunding, FGIC,
                 3.125%, 06/15/2006...........................                        1,047,710
     1,350,000   Suffolk County, New York
                 Public Improvement Series C, MBIA,
                 4.50%, 07/15/2006............................                        1,463,049
     3,615,000   New York State Project Finance
                 Agency, HUD Section 236-Series A, FSA,
                 4.95%, 11/01/2006............................                        3,693,409
     3,550,000   Port Authority of New York &
                 New Jersey, Special Obligation
                 Revenue, MBIA,
                 6.00%, 12/01/2006............................                        3,944,689
     2,025,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series A, AMBAC,
                 5.00%, 01/01/2007............................                        2,230,295


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

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,000,000   Suffolk County, New York,
                 Southwest Sewer District, MBIA,
                 6.00%, 02/01/2007............................                 $      2,276,340
     1,965,000   Longwood Central School
                 District, New York, FGIC,
                 4.50%, 03/15/2007............................                        2,147,902
    13,420,000   Long Island Power Authority,
                 New York Electric System
                 Revenue General, MBIA,
                 5.00%, 04/01/2007............................                       14,882,511
     3,500,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2007............................                        3,881,430
    10,000,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series C, FGIC,
                 5.50%, 04/01/2007............................                       11,258,500
     4,160,000   New York State Local
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 6.00%, 04/01/2007............................                        4,747,642
     2,090,000   Central Square Central School
                 District, New York Refunding, FGIC,
                 3.75%, 05/15/2007............................                        2,235,088
     2,000,000   New York State Dormitory
                 Authority, State University
                 Series B, FGIC,
                 5.375%, 05/15/2007...........................                        2,251,480
     5,000,000   New York City, New York Series M, AMBAC,
                 7.50%, 06/01/2007............................                        5,954,250
     1,350,000   Jordan-Elbridge Central School
                 District, New York Refunding, FGIC,
                 4.00%, 06/15/2007............................                        1,457,838
     4,000,000   Westchester County Industrial
                 Development Agency, New York
                 Resource Recovery Revenue
                 Series A, AMBAC,
                 5.60%, 07/01/2007............................                        4,164,080
     2,305,000   Suffolk County, New York
                 Public Improvement Series C, MBIA,
                 5.00%, 07/15/2007............................                        2,568,162
     3,765,000   MTA, New York Transportation
                 Revenue, Refunding Series E, MBIA,
                 5.50%, 11/15/2007............................                        4,303,997
     1,560,000   New York City Transportation
                 Authority, Certificates of
                 Participation Series A, AMBAC,
                 5.50%, 01/01/2008............................                        1,770,850


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85
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New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,265,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series A, AMBAC,
                 5.50%, 01/01/2008............................                 $      1,435,977
     1,345,000   Babylon, New York Series A, AMBAC,
                 9.20%, 01/15/2008............................                        1,729,038
     1,750,000   New York State Dormitory
                 Authority, Sound Shore Medical
                 Center, Insured Mortgage, FHA, MBIA,
                 4.35%, 02/01/2008............................                        1,773,783
     1,000,000   New York State Dormitory
                 Authority, Brookdale Hospital
                 Revenue, Refunding, Series J, AMBAC,
                 5.125%, 02/15/2008...........................                        1,118,910
     2,060,000   Longwood Central School
                 District, New York, FGIC,
                 4.50%, 03/15/2008............................                        2,270,820
     2,750,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series A, FSA,
                 5.25%, 04/01/2008............................                        3,113,357
     2,030,000   New York State Thruway
                 Authority, Local Highway &
                 Bridge Service Contract
                 Revenue Series A-2, MBIA,
                 5.25%, 04/01/2008............................                        2,298,224
    10,100,000   New York State Local
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 6.00%, 04/01/2008............................                       11,743,270
     1,000,000   Suffolk County Waterworks
                 Authority, New York, MBIA,
                 5.10%, 06/01/2008............................                        1,130,140
     4,575,000   New York State Series B, AMBAC,
                 5.625%, 08/15/2008...........................                        4,974,397
    11,570,000   Port Authority of New York &
                 New Jersey, Consolidated 126th
                 Series, FGIC,
                 5.25%, 11/15/2008............................                       13,118,644
     2,090,000   Port Authority of New York &
                 New Jersey, Special Obligation
                 Revenue, MBIA,
                 6.25%, 12/01/2008............................                        2,385,610
     7,940,000   MTA, New York Service Contract
                 Series B, FGIC,
                 5.00%, 01/01/2009............................                        8,909,712
     1,900,000   New York State Dormitory
                 Authority, Lease Revenue,
                 Municipal Health Facilities
                 Improvement Program Series 1, FSA,
                 5.00%, 01/15/2009............................                        2,123,668


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

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,690,000   New York State Series A, FSA,
                 4.00%, 03/15/2009............................                 $      2,888,684
     1,250,000   New York State Dormitory
                 Authority, State Personal
                 Income Revenue, Tax Education
                 Series A, FGIC,
                 5.00%, 03/15/2009............................                        1,408,275
     2,510,000   New York State Thruway
                 Authority, State Personal
                 Income Tax Revenue Series A,
                 FSA, 5.00%, 03/15/2009.......................                        2,827,816
     9,280,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2009............................                       10,464,128
     4,550,000   Long Island Power Authority,
                 New York Electric System
                 Revenue Series 8, Subseries
                                 8B-RMK, AMBAC,
                 5.25%, 04/01/2009............................                        5,188,638
     1,000,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series A, AMBAC,
                 5.25%, 04/01/2009............................                        1,140,360
     2,345,000   Erie County, Industrial
                 Development Agency, New York
                 School Facility Revenue,
                 School District of the city,
                 FSA, 5.00%, 05/01/2009.......................                        2,648,420
     4,055,000   New York State Dormitory
                 Authority, State University
                 Revenue Series A, FGIC,
                 5.50%, 05/15/2009............................                        4,688,675
     1,065,000   New York State Dormitory
                 Authority, State University
                 Revenue, Educational
                 Facilities Series A, MBIA,
                 5.50%, 05/15/2009............................                        1,231,427
     1,005,000   New York State Dormitory
                 Authority, Jewish Board of
                 Family & Children, AMBAC,
                 5.00%, 07/01/2009(c).........................                        1,138,635
     8,035,000   New York State Dormitory
                 Authority, City University
                 System Revenue, Consolidated
                 4th General Series A, MBIA,
                 5.25%, 07/01/2009............................                        9,210,199
     3,630,000   New York State Dormitory
                 Authority, City University
                 Revenue Series A, AMBAC,
                 5.75%, 07/01/2009............................                        4,206,081


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 87
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,000,000   New York State Dormitory
                 Authority, City University
                 Revenue Series A, FSA,
                 5.75%, 07/01/2009............................                 $      2,317,400
     1,550,000   Babylon, New York Waste Facilities,
                 FGIC, 9.00%, 08/01/2009......................                        2,079,155
     2,000,000   MTA, New York Dedicated Tax
                 Fund Series A, FSA,
                 5.00%, 11/15/2009............................                        2,269,780
     6,270,000   Port Authority of New York &
                 New Jersey, Consolidated 126th
                 Series, FGIC,
                 5.50%, 11/15/2009............................                        7,188,806
     1,090,000   Nassau County, New York Series G, MBIA,
                 5.40%, 01/15/2010............................                        1,240,747
     1,285,000   New York City Transitional
                 Finance Authority, New York
                 Future Tax Secured Series E, MBIA-IBC,
                 5.00%, 02/01/2010............................                        1,443,094
     9,375,000   New York City Health &
                 Hospital Corp., Health System
                 Revenue Refunding Series A, AMBAC,
                 5.00%, 02/15/2010............................                       10,477,031
     9,160,000   New York State Series A, FSA,
                 4.00%, 03/15/2010............................                        9,737,630
     3,150,000   New York State Dormitory
                 Authority, State Personal
                 Income Tax Revenue, Education
                 Series A, FGIC,
                 5.25%, 03/15/2010............................                        3,590,527
     3,190,000   Long Island Power Authority
                 New York, AMBAC,
                 5.00%, 04/01/2010,...........................                        3,592,004
     1,000,000   New York State Thruway
                 Authority, Local Highway &
                 Bridge Service Contract, MBIA,
                 5.10%, 04/01/2010............................                        1,131,910
     2,220,000   Erie County, Industrial
                 Development Agency, New York
                 School Facility Revenue,
                 School District of the city,
                 FSA, 5.00%, 05/01/2010.......................                        2,495,902
     1,000,000   New York State Dormitory
                 Authority, New York University
                 Revenue Series A, MBIA,
                 5.00%, 07/01/2010............................                        1,127,110
     6,680,000   MTA, New York Service Contract
                 Series B, FGIC,
                 5.50%, 07/01/2010............................                        7,732,234


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

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,120,000   Nassau County, New York
                 Combined Sewer Districts
                 Series A, AMBAC,
                 5.50%, 07/01/2010............................                 $      1,288,291
    10,000,000   MTA, New York Transportation
                 Revenue, Refunding Series E, MBIA,
                 5.00%, 11/15/2010............................                       11,300,100
     2,340,000   Triborough Bridge & Tunnel
                 Authority, New York Revenues,
                 Refunding General Series B, MBIA-IBC,
                 5.00%, 11/15/2010............................                        2,652,249
    12,530,000   Port Authority of New York &
                 New Jersey, Consolidated 126th
                 Series, FGIC,
                 5.50%, 11/15/2010............................                       14,342,214
     2,310,000   New York State Urban
                 Development Corp.,
                 Correctional Refunding Series A, XLCA,
                 5.25%, 01/01/2011............................                        2,609,145
     9,130,000   New York State Local
                 Government Assistance Corp.,
                 Refunding Subordinated Lien
                 Series A-1, FSA,
                 5.00%, 04/01/2011............................                       10,185,154
     3,000,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, FSA,
                 5.00%, 04/01/2011............................                        3,350,940
     4,085,000   Long Island Power Authority
                 New York Electric System
                 Revenue, MBIA,
                 5.125%, 04/01/2011,..........................                        4,495,869
       250,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Rols Railroad II
                 R198, MBIA,
                 17.29%, 04/01/2011(d)........................                          383,510
     1,085,000   New York State Dormitory
                 Authority, New York Medical
                 College, MBIA,
                 5.25%, 07/01/2011............................                        1,205,142
     1,000,000   Nassau County, New York
                 Series A, AMBAC,
                 6.00%, 07/01/2011............................                        1,179,390
     1,000,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series D, FSA,
                 5.75%, 08/15/2011............................                        1,150,720
     2,725,000   New York City, New York
                 Educational Construction Fund, MBIA,
                 5.50%, 10/01/2011............................                        2,820,593


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 89
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series D, FSA,
                 5.75%, 02/15/2012............................                 $      1,136,890
     2,575,000   Los Angeles Unified School
                 District, California Election
                 of 1997 Series F, FSA,
                 4.50%, 07/01/2012............................                        2,777,472
     1,540,000   New York State Dormitory
                 Authority, New York University
                 Series A, MBIA,
                 5.75%, 07/01/2012............................                        1,806,589
     1,000,000   Nassau County, New York
                 Series A, FGIC,
                 6.00%, 07/01/2012............................                        1,185,210
     1,630,000   Islip Resource Recovery
                 Agency, New York Revenue
                 Series B, AMBAC, AMT,
                 6.125%, 07/01/2012...........................                        1,713,766
     1,100,000   Albany County, New York, FGIC,
                 5.00%, 10/01/2012............................                        1,233,595
     3,000,000   Municipal Electric Authority
                 of Georgia, Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2012............................                        3,407,700
     1,350,000   Pennsylvania State Turnpike
                 Commission, Turnpike Revenue
                 Refunding Series T, FGIC,
                 5.50%, 12/01/2012............................                        1,565,730
     8,500,000   New Jersey State
                 Transportation Trust Fund
                 Authority, Transportation
                 System Series C, FSA,
                 5.75%, 12/15/2012............................                       10,007,390
     1,850,000   New York State Dormitory
                 Authority, Municipal Health
                 Facilities Series 1, FSA,
                 5.125%, 01/15/2013...........................                        2,026,046
     1,110,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series D, MBIA,
                 5.25%, 02/15/2013............................                        1,222,843
     2,305,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series D, FSA,
                 5.875%, 02/15/2013...........................                        2,694,683
     9,000,000   New York City Industrial
                 Development Agency, New York
                 Civic Facility Revenue, Magen
                 David Yeshivah Project, ACA,
                 4.99%, 06/15/2013............................                        9,473,130


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90 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New York City Municipal Water
                 Finance Authority, New York
                 Series A, AMBAC,
                 5.875%, 06/15/2013...........................                 $      1,187,520
     1,135,000   New York State Dormitory
                 Authority, City University
                 System Series 1, FSA,
                 5.75%, 07/01/2013............................                        1,310,028
     1,000,000   Nassau County, New York Series A, FGIC,
                 6.00%, 07/01/2013............................                        1,192,090
     1,140,000   New York State Dormitory
                 Authority, Brookdale Hospital,
                 Secured Hospital Program, MBIA,
                 5.20%, 02/15/2014............................                        1,240,240
     1,000,000   New York State Urban
                 Development Corp., Community
                 Enhancement Facilities, AMBAC,
                 5.125%, 04/01/2014...........................                        1,091,990
     3,930,000   New York State Dormitory
                 Authority, Secured Hospital
                 Program Series E, MBIA,
                 5.20%, 02/15/2015............................                        4,265,543
     1,355,000   New York State Local
                 Government Assistance Corp.
                 Series A, FGIC,
                 5.00%, 04/01/2015............................                        1,464,620
     1,355,000   Port Authority of New York &
                 New Jersey, Consolidated 117th
                 Series, FGIC, AMT,
                 5.125%, 11/15/2015...........................                        1,468,630
     2,610,000   Nassau County Interim Finance
                 Authority, New York Sales Tax
                 Secured Series A-1, AMBAC,
                 5.375%, 11/15/2015...........................                        2,923,696
     2,220,000   Long Island Power Authority,
                 New York Electric System
                 Revenue Series A, FSA,
                 5.00%, 12/01/2015............................                        2,390,785
     5,820,000   New York State Dormitory
                 Authority, Revenue, Wyckoff
                 Heights Series H, MBIA,
                 5.20%, 02/15/2016............................                        6,265,172
     5,905,000   New York State Dormitory
                 Authority, State University
                 Educational Facilities Series
                 1989 Resources, MBIA,
                 6.00%, 05/15/2016............................                        6,896,922
     2,240,000   New York City, New York Series B, FSA,
                 5.25%, 08/01/2016............................                        2,440,010


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 91
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   Nassau County Interim Finance
                 Authority, New York Sales Tax
                 Secured Series A-1, AMBAC,
                 5.375%, 11/15/2016...........................                 $      1,112,030
     1,310,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series B, FSA,
                 5.00%, 04/01/2017............................                        1,380,399
     1,530,000   New York State Dormitory
                 Authority, Lease Revenue,
                 State University, FGIC,
                 5.50%, 07/01/2017............................                        1,713,891
     2,045,000   New York State Series D, AMBAC,
                 5.00%, 07/15/2017............................                        2,176,698
     4,860,000   New York State Dormitory
                 Authority, Mental Health
                 Services Series D, MBIA,
                 5.00%, 08/15/2017............................                        5,175,025
     1,120,000   New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund Series A, FGIC,
                 5.00%, 04/01/2018............................                        1,190,862
     1,000,000   New York State Dormitory
                 Authority, Winthrop University
                 Hospital Associates Series A, AMBAC,
                 5.25%, 07/01/2018............................                        1,089,140
     1,000,000   New York State Dormitory
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018............................                        1,219,830
     2,720,000   New York State Housing Finance
                 Agency, Service Contract
                 Obligation Revenue Series C, MBIA-IBC,
                 5.50%, 09/15/2018............................                        2,993,986
     5,325,000   MTA, New York Revenue,
                 Refunding Series A, AMBAC,
                 5.50%, 11/15/2018............................                        5,960,166
     2,310,000   New York State Environmental
                 Facilities Corp., Personal
                 Income Tax Revenue Series A, FGIC,
                 5.25%, 01/01/2019............................                        2,519,979
     1,780,000   New York State Dormitory
                 Authority, Mental Health
                 Services Series C, MBIA,
                 5.25%, 02/15/2019............................                        1,882,350
     2,500,000   New York State Thruway
                 Authority, State Personal
                 Income Tax Revenue Series A, MBIA,
                 5.00%, 03/15/2019............................                        2,652,625


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

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,325,000   New York State Dormitory
                 Authority, South Nassau
                 Community Hospital Series B, AMBAC,
                 5.25%, 07/01/2019............................                 $      1,433,902
     1,415,000   MTA, New York Dedicated Tax
                 Fund Series A, FSA,
                 5.125%, 11/15/2019...........................                        1,512,126
     1,030,000   New York State Environmental
                 Facilities Corp., Personal
                 Income Tax Revenue Series A, FGIC,
                 5.25%, 01/01/2020............................                        1,114,542
     4,175,000   New York State Thruway
                 Authority, State Personal
                 Income Tax Revenue Series A, MBIA,
                 5.00%, 03/15/2020............................                        4,393,269
     1,000,000   New York State Dormitory
                 Authority, Lease Revenue,
                 State University, FGIC,
                 5.50%, 07/01/2020............................                        1,096,890
     3,000,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Series C, AMBAC,
                 5.25%, 08/01/2020............................                        3,225,600
     2,000,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Series E, MBIA,
                 5.25%, 02/01/2021............................                        2,141,440
    10,000,000   Puerto Rico Commonwealth,
                 Refunding Public Improvement
                 Series C, FSA,
                 5.00%, 07/01/2021............................                       11,235,400
     1,220,000   New York City, New York Series D, MBIA,
                 5.25%, 08/01/2021............................                        1,294,310
     1,000,000   New York City Municipal Water
                 Finance Authority, New York
                 Series A, AMBAC,
                 5.125%, 06/15/2022...........................                        1,042,050
     2,500,000   Long Island Power Authority,
                 New York, Electric System
                 Revenue Series A, FSA,
                 5.125%, 12/01/2022...........................                        2,614,175
     1,240,000   New York City, New York Series J, MBIA,
                 5.00%, 08/01/2023............................                        1,262,159
     5,300,000   Long Island Power Authority,
                 New York, Electric System
                 Revenue Series A, MBIA-IBC,
                 5.50%, 12/01/2023............................                        5,669,463
                                                                               ----------------
                 Total Insured
                   (Cost $485,097,697)........................                      512,010,745
                                                                               ----------------


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 93

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Tax Supported-24.02%
                 Local General Obligations-6.15%
$    4,315,000   New York City, New York Series B,
                 7.50%, 02/01/2004............................                 $      4,366,133
     4,700,000   New York City, New York Series G,
                 5.00%, 08/01/2004............................                        4,845,794
     2,400,000   New York City, New York Series E,
                 6.60%, 08/01/2004............................                        2,505,960
       455,000   New York City, New York Series B,
                 6.00%, 08/15/2004............................                          473,764
     1,000,000   Westchester County, New York,
                 7.10%, 12/01/2004............................                        1,069,980
     1,000,000   New York City, New York Series C,
                 5.60%, 02/01/2005............................                        1,053,000
     1,310,000   New York City, New York Series G,
                 5.75%, 02/01/2006............................                        1,426,472
     1,000,000   New York City, New York Series I,
                 6.25%, 04/15/2006............................                        1,107,610
     9,175,000   New York City, New York Series G,
                 5.00%, 08/01/2006............................                        9,946,342
     1,300,000   Westchester County, New York
                 Series A, 6.75%, 02/01/2007..................                        1,513,330
     2,170,000   New York City, New York Series A,
                 5.00%, 08/01/2007............................                        2,374,262
     4,270,000   New York City, New York
                 Refunding Series G,
                 5.25%, 08/01/2007............................                        4,710,750
       500,000   New York City, New York Series F,
                 5.50%, 08/01/2007............................                          556,150
     3,875,000   New York City, New York Series B,
                 6.30%, 08/15/2008............................                        4,216,039
       800,000   Onondaga County, New York
                 Unrefunded Balance,
                 5.70%, 04/01/2009............................                          928,880
     1,600,000   New York City, New York Series A,
                 5.25%, 08/01/2009............................                        1,779,344
    11,430,000   New York City, New York Series G,
                 5.50%, 08/01/2009............................                       12,862,293
     4,025,000   New York City, New York Series A,
                 5.00%, 08/01/2010............................                        4,388,659
     2,615,000   New York City, New York Series B,
                 5.00%, 08/01/2010............................                        2,851,265
       770,000   Onondaga County, New York
                 Unrefunded Balance,
                 5.70%, 04/01/2011............................                          894,586
     3,250,000   New York City, New York Series F,
                 5.25%, 08/01/2016............................                        3,436,030
     5,705,000   New York City, New York Series A,
                 5.25%, 08/01/2017............................                        6,032,182


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

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New York City, New York Series C,
                 5.50%, 09/15/2019............................                 $      1,068,710
                                                                               ----------------
                 Total Local General Obligations
                   (Cost $71,274,273).........................                       74,407,535
                                                                               ----------------

                 Tax Lease-7.86%
     1,050,000   New York State Certificates of
                 Participation, General
                 Services Executive Department,
                 4.00%, 03/01/2004............................                        1,062,926
     1,110,000   New York State Dormitory
                 Authority, Service Contract
                 Revenue, Series A,
                 4.50%, 04/01/2004............................                        1,129,059
       100,000   Puerto Rico Commonwealth Urban
                 Renewal & Housing Corp.,
                 7.875%, 10/01/2004,..........................                          100,411
     2,000,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series 5
                 6.00%, 01/01/2005............................                        2,116,120
     2,500,000   MTA, New York, Service
                 Contract Series B,
                 5.00%, 07/01/2005............................                        2,657,650
     1,020,000   New York State Dormitory
                 Authority, City University Series A,
                 5.70%, 07/01/2005............................                        1,095,664
     1,780,000   New York State Dormitory
                 Authority, City University
                 Series D, 5.70%, 07/01/2005..................                        1,912,040
     1,000,000   New York State Urban
                 Development Corp.,
                 Correctional Facilities Series 4,
                 5.25%, 01/01/2006............................                        1,029,340
     4,085,000   MTA, New York, Service
                 Contract Series B,
                 5.25%, 07/01/2006............................                        4,481,368
     4,240,000   New York State Dormitory
                 Authority, City University
                 System Revenue, Consolidated
                 5th General Series A,
                 5.00%, 01/01/2007............................                        4,636,143
     2,000,000   New York State Dormitory Authority,
                 Mental Health Services Facilities Series D-1,
                 5.00%, 02/15/2007............................                        2,186,840
    14,600,000   Tobacco Settlement Financing
                 Corp., New York Tobacco
                 Settlement Asset-Backed Series A-1,
                 5.00%, 06/01/2007............................                       15,917,066


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 95

New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,015,000   New York State Dormitory
                 Authority, Revenue, Unrefunded
                 Balance City University Series 2,
                 5.75%, 07/01/2007............................                 $      1,132,141
     5,440,000   New York State Dormitory
                 Authority, City University
                 System Revenue, Consolidated
                 5th General Series A,
                 5.25%, 01/01/2008............................                        6,059,562
     3,770,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series C-1,
                 5.00%, 02/15/2008............................                        4,155,859
     3,775,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series C-1,
                 5.00%, 02/15/2009............................                        4,156,388
     2,000,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series D-1,
                 5.00%, 02/15/2009............................                        2,202,060
     1,505,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities,
                 5.70%, 02/15/2009............................                        1,688,775
     1,505,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities
                 Improvement Series B,
                 6.50%, 02/15/2009............................                        1,780,626
     1,605,000   New York State Housing Finance
                 Agency, Service Contract
                 Revenue, Refunding Series K,
                 5.00%, 03/15/2009............................                        1,786,590
     1,125,000   New York State Dormitory
                 Authority, City University Series A,
                 5.75%, 07/01/2009............................                        1,300,579
     2,825,000   New York State Dormitory
                 Authority, Mental Health
                 Services Facilities Series C-1,
                 5.00%, 02/15/2010............................                        3,103,743
     1,490,000   Triborough Bridge & Tunnel
                 Authority, New York,
                 Convention Center Series E,
                 6.00%, 01/01/2011............................                        1,736,818
     9,700,000   Tobacco Settlement Financing
                 Corp., New York Tobacco
                 Settlement Asset-Backed Series A-1,
                 5.00%, 06/01/2011............................                        10,207,504


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96 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,000,000   New York State Dormitory
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.125%, 08/01/2012...........................                 $      1,100,970
     1,115,000   New York State Dormitory
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2013............................                        1,230,324
     5,715,000   Yonkers Industrial Development
                 Agency, New York Civic
                 Facilities Revenue, Community
                 Development Properties Series A,
                 6.25%, 02/01/2016............................                        6,037,097
     2,090,000   New York State Dormitory
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2017............................                        2,277,243
     1,400,000   New York State Dormitory
                 Authority, State University
                 Dormitory Facilities, Lease Revenue,
                 5.375%, 07/01/2019...........................                        1,518,188
     4,750,000   New York State Dormitory
                 Authority, State University,
                 5.25%, 11/15/2023............................                        5,211,605
                                                                               ----------------
                 Total Tax Lease
                   (Cost $92,229,000).........................                       95,010,699
                                                                               ----------------

                 Special Tax-10.01%
     2,550,000   Westchester Community,
                 Development District No. 1,
                 Florida Bond Anticipation Notes,
                 5.50%, 01/01/2004............................                        2,550,204
     7,925,000   Municipal Assistance
                 Corporation, New York Series E,
                 6.00%, 07/01/2004............................                        8,221,633
     5,530,000   Municipal Assistance
                 Corporation, New York Series J,
                 6.00%, 07/01/2004............................                        5,736,988
     9,855,000   Municipal Assistance
                 Corporation, New York Series E,
                 6.00%, 07/01/2005............................                       10,694,055
     1,025,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Revenue Series A,
                 4.50%, 08/15/2005............................                        1,088,027
     1,025,000   New York City Transitional
                 Finance Authority, Unrefunded
                 Future Tax Secured Revenue Series A,
                 4.50%, 08/15/2005............................                        1,092,158


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 97

New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,645,000   South Tahoe, Joint Powers
                 Financing Authority,
                 California Bond Anticipation
                 Notes, Redevelopment Project 1-B,
                 3.50%, 10/01/2005............................                 $      2,655,633
     1,050,000   Puerto Rico Commonwealth
                 Highway & Transportation
                 Authority, Highway Revenue Series AA,
                 5.00%, 07/01/2006............................                        1,143,681
     1,000,000   New York City Transitional
                 Finance Authority, Refunding
                 Future Tax Secured Series A,
                 5.00%, 11/01/2006............................                        1,105,830
     3,000,000   Fishhawk Community Development
                 District No. 2, Florida
                 Special Assessment Revenue Series B,
                 5.00%, 11/01/2007............................                        3,017,340
     1,900,000   Meadow Pointe III Community
                 Development District, Florida
                 Capital Improvement Series B,
                 5.25%, 11/01/2007............................                        1,915,162
     1,500,000   Vizcaya Community Development
                 District, Florida Special
                 Assessment Series B,
                 5.40%, 11/01/2007............................                        1,499,325
     3,035,000   New York State Local
                 Government Assistance Corp. Series A,
                 6.00%, 04/01/2008............................                        3,440,203
     5,810,000   New York City Transitional
                 Finance Authority Series C,
                 5.00%, 02/15/2009............................                        6,507,200
     1,060,000   North Las Vegas, Nevada
                 Special Improvement District
                 No. 60-Aliante,
                 5.00%, 12/01/2009............................                        1,069,434
     2,100,000   Gateway Services Community
                 Development District, Florida
                 Special Sun City Center Fort
                 Meyers Project B,
                 5.50%, 05/01/2010............................                        2,101,512
     1,000,000   North Las Vegas, Nevada
                 Special Improvement District
                 No. 60-Aliante,
                 5.25%, 12/01/2010............................                        1,010,030
     4,185,000   New York City Transitional
                 Finance Authority Series C,
                 5.25%, 05/01/2012............................                        4,617,603
     3,350,000   Venetian Community Development
                 District, Florida Capital
                 Improvement Revenue Series B,
                 5.95%, 05/01/2012............................                        3,428,826


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98 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,400,000   Fiddlers Creek Community
                 Development District No. 2,
                 Florida, Special Assessment
                 Revenue Series B,
                 5.75%, 05/01/2013............................                 $      2,399,880
     1,865,000   New York City Transitional
                 Finance Authority Series C,
                 5.25%, 05/01/2014............................                        2,049,374
     1,890,000   New York City Transitional
                 Finance Authority Series C,
                 5.25%, 05/01/2015............................                        2,065,770
     1,185,000   New York City Transitional
                 Finance Authority Series B,
                 5.125%, 11/01/2015...........................                        1,294,055
     8,370,000   New York City Transitional
                 Finance Authority Series B,
                 5.50%, 02/01/2017............................                        9,335,730
     1,000,000   New York City Transitional
                 Finance Authority Revenue,
                 Future Tax Secured Series A,
                 5.25%, 05/01/2017............................                        1,087,120
     3,200,000   New York City Transitional
                 Finance Authority, Revenue,
                 Future Tax Secured Series A,
                 5.375%, 02/15/2018...........................                        3,484,928
     2,615,000   New York State Housing Finance
                 Agency, State Personal Income
                 Tax Revenue, Economic
                 Development & Housing Series A,
                 5.25%, 03/15/2020............................                        2,804,091
     5,125,000   New York State Dormitory
                 Authority, State Personal
                 Income Tax Revenue, Education
                 Series A, 5.375%, 03/15/2021.................                        5,503,737
     2,825,000   New York State Housing Finance
                 Agency, State Personal Income
                 Tax Revenue, Economic
                 Development & Housing Series A,
                 5.25%, 09/15/2021............................                        2,995,489
     6,320,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Series A,
                 5.375%, 11/15/2021...........................                        6,867,375
     1,810,000   Beacon Tradeport Community
                 Development District, Florida
                 Special Assesment Industrial
                 Project Series B,
                 7.125%, 05/01/2022...........................                        1,864,047


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                        ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 99

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    3,595,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Revenue Series C,
                 5.00%, 05/01/2026............................                 $      3,626,923
    11,255,000   New York City Transitional
                 Finance Authority, Future Tax
                 Secured Refunding Series A,
                 5.50%, 11/01/2026............................                       12,750,452
                                                                               ----------------
                 Total Special Tax
                   (Cost $115,718,883)........................                      121,023,815
                                                                               ----------------
                 Total Tax Supported
                   (Cost $279,222,156)........................                      290,442,049
                                                                               ----------------

                 Revenue-17.88%
                 Airport Revenue-0.10%
     1,000,000   Denver City & County, Colorado
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013............................                        1,224,740
                                                                               ----------------
                 Total Airport Revenue
                   (Cost $979,528)............................                        1,224,740
                                                                               ----------------

                 Electric Revenue-3.71%
     1,270,000   California State Department
                 Water Resources, Power Supply Series A,
                 5.50%, 05/01/2008............................                        1,426,794
    20,105,000   California State Department
                 Water Resources, Power Supply
                 Series A, 5.50%, 05/01/2009..................                       22,767,706
     7,500,000   Long Island Power Authority,
                 New York Electric System
                 Revenue Series A,
                 5.00%, 06/01/2009............................                        8,300,025
     2,415,000   North Carolina Eastern
                 Municipal Power Agency, Power
                 Systems Refunding Series D,
                 5.375%, 01/01/2010...........................                        2,635,731
     2,680,000   New York State Power
                 Authority, Revenue & General Purpose,
                 .90%, 03/01/2016.............................                        2,680,000
     2,235,000   North Carolina Eastern
                 Municipal Power Agency, Power
                 Systems Refunding Series C,
                 5.375%, 01/01/2017...........................                        2,352,025
     1,875,000   New York State Power
                 Authority, Revenue & General
                 Purpose, 0.90%, 03/01/2020...................                        1,875,000
     2,680,000   New York State Power
                 Authority, Revenue Series A,
                 5.00%, 11/15/2020............................                        2,828,419
                                                                               ----------------
                 Total Electric Revenue
                   (Cost $43,116,983).........................                       44,865,700
                                                                               ----------------


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100 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Health Care Revenue-0.24%
$    1,305,000   New York State Dormitory
                 Authority, Kateri Residence,
                 4.00%, 07/01/2007............................                 $      1,403,567
       910,000   Nassau County Industrial
                 Development Agency, New York
                 North Shore Health System
                 Project Series C,
                 5.625%, 11/01/2010...........................                        1,006,241
       510,000   New York State Medical Care
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series A,
                 FHA, 6.125%, 02/15/2014......................                          534,383
                                                                               ----------------
                 Total Health Care Revenue
                   (Cost $2,784,191)..........................                        2,944,191
                                                                               ----------------

                 Higher Education Revenue-0.59%
     1,000,000   New York State Dormitory
                 Authority, Columbia University,
                 5.625%, 07/01/2006...........................                        1,117,070
     1,290,000   New York State Dormitory
                 Authority, Columbia University,
                 5.75%, 07/01/2007............................                        1,478,211
     2,120,000   New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2011............................                        2,037,871
     1,655,000   New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2012............................                        1,565,365
     1,045,000   New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 6.00%, 11/01/2020............................                          946,561
                                                                               ----------------
                 Total Higher Education Revenue
                   (Cost $7,147,312)..........................                        7,145,078
                                                                               ----------------

                 Tobacco Revenue-1.72%
     1,470,000   Erie County, New York Tobacco
                 Settlement Asset-Backed Senior Class A,
                 6.00%, 07/15/2020............................                        1,408,422
     1,450,000   New York Counties Tobacco
                 Trust I, 5.80%, 06/01/2023...................                        1,459,135


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    9,160,000   Tobacco Settlement Financing
                 Corp., Rhode Island Tobacco
                 Settlement Asset-Backed Series A,
                 6.00%, 06/01/2023............................                 $      8,188,674
       875,000   Rensselaer Tobacco Asset
                 Securitization Corp., New York
                 Tobacco Settlement,
                 Asset-Backed Series A,
                 5.20%, 06/01/2025............................                          853,116
     9,795,000   Badger Tobacco Asset
                 Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed,
                 6.125%, 06/01/2027...........................                        8,862,026
                                                                               ----------------
                 Total Tobacco Revenue
                   (Cost $22,413,254).........................                       20,771,373
                                                                               ----------------

                 Toll Revenue-2.95%
    21,700,000   Triborough Bridge & Tunnel
                 Authority, New York Series B,
                 5.00%, 11/15/2007............................                       24,341,975
     4,450,000   New York State Bridge
                 Authority, Revenue,
                 5.00%, 01/01/2017............................                        4,772,581
     5,025,000   Triborough Bridge & Tunnel
                 Authority, New York Toll
                 Revenue Series A,
                 5.25%, 01/01/2017............................                        5,476,848
     1,000,000   Triborough Bridge & Tunnel
                 Authority, New York Revenue Series A,
                 5.00%, 01/01/2020............................                        1,047,390
                                                                               ----------------
                 Total Toll Revenue
                   (Cost $34,417,114).........................                       35,638,794
                                                                               ----------------

                 Water/Sewer Revenue-4.93%
     1,255,000   New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.25%, 09/15/2005............................                        1,271,717
     1,255,000   New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.35%, 09/15/2006............................                        1,271,767
        15,000   New York State Environmental
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water Refunding Series A,
                 5.75%, 06/15/2007............................                           15,721


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102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    2,975,000   New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.20%, 05/15/2008............................                 $      3,210,709
     3,085,000   New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.30%, 05/15/2009............................                        3,334,330
     4,600,000   New York State Environmental
                 Facilities Corp., State
                 Revolving Funds, Municipal
                 Water Project Series K,
                 5.00%, 06/15/2009............................                        5,220,310
       780,000   New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.40%, 05/15/2010............................                          844,280
     1,730,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Unrefunded
                 State Water Revolving Fund Series A,
                 4.95%, 06/15/2010............................                        1,893,329
     1,395,000   New York City Municipal Water
                 Finance Authority, New York
                 Series A, 6.00%, 06/15/2010..................                        1,650,020
     8,280,000   New York State Environmental
                 Facilities Corp., State
                 Refunding Revolving Funds,
                 Municipal Water Project Series K,
                 5.00%, 06/15/2011............................                        9,301,669
     1,000,000   New York City Municipal Water
                 Finance Authority, Refunding Series A,
                 5.25%, 06/15/2011............................                        1,131,590
       745,000   New York State Environmental
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water Refunding
                 Series A, 5.75%, 06/15/2011..................                          874,816
     5,330,000   New York City Municipal Water
                 Finance Authority, New York
                 Water & Sewer System Revenue Series D,
                 5.00%, 06/15/2012............................                        5,916,460
       100,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 90-A,
                 7.50%, 06/15/2012............................                          100,480


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                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103

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--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$      225,000   New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Unrefunded
                 State Water Revolving Fund Series A,
                 5.20%, 12/15/2015............................                 $        243,113
     2,320,000   New York City Municipal Water
                 Finance Authority, New York
                 Water & Sewer Systems Revenue,
                 Refunding Series D,
                 5.50%, 06/15/2017............................                        2,601,694
     1,200,000   New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series 01-D,
                 5.00%, 06/15/2018............................                        1,277,964
     1,485,000   New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program Series B,
                 5.375%, 11/15/2018...........................                        1,637,331
     1,250,000   New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series 01-D,
                 5.00%, 06/15/2019............................                        1,326,962
     2,310,000   New York State Environmental
                 Facilities Corp., State
                 Revolving Funds, Municipal
                 Water Project Series J,
                 5.00%, 06/15/2019............................                        2,458,972
     5,025,000   New York City Municipal Water
                 Finance Authority, New York
                 Water & Sewer Systems Revenue,
                 Refunding Series 01-D,
                 5.125%, 06/15/2019...........................                        5,371,826
     1,255,000   New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Prerefunded
                 Revolving Funds Series D,
                 5.15%, 10/15/2019............................                        1,352,099
     1,935,000   New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program Series F,
                 5.25%, 11/15/2019............................                        2,108,918
     4,560,000   New York State Environmental
                 Facilities Corp., State
                 Unrefunded Balance Revolving
                 Funds Series B,
                 5.875%, 07/15/2020...........................                        5,167,301
                                                                               ----------------
                 Total Water/Sewer Revenue
                   (Cost $56,931,676).........................                       59,583,378
                                                                               ----------------


--------------------------------------------------------------------------------
104 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
                 Miscellaneous Revenue-1.10%
$    3,495,000   Battery Park City Authority,
                 New York, Revenue Series A,
                 6.00%, 11/01/2003............................                 $      3,508,770
     1,305,000   MTA, New York, Revenue,
                 Transportation Refunding
                 Series F, 5.00%, 11/15/2004..................                        1,359,523
     3,325,000   MTA, New York Revenue Series B,
                 3.00%, 11/15/2005............................                        3,436,953
     1,000,000   United Nations Development
                 Corp., New York, Revenue,
                 Senior Lien Series B,
                 5.00%, 07/01/2006............................                        1,001,840
     1,000,000   MTA, New York, Revenue,
                 Refunding Transportation
                 Series E, 5.50%, 11/15/2006..................                        1,115,820
     1,000,000   Port Authority of New York &
                 New Jersey, Consolidated 91st
                 Series, 5.125%, 11/15/2011...................                        1,014,130
     1,785,000   Broad Street Community
                 Development Authority, Virginia,
                 7.125%, 06/01/2015...........................                        1,784,750
                                                                               ----------------
                 Total Miscellaneous Revenue
                   (Cost $13,108,271).........................                       13,221,786
                                                                               ----------------

                 Industrial Development/Pollution
                 Control Revenue-2.54%
     1,495,000   New York City Industrial
                 Development Agency, Special
                 Facilities Revenue, Terminal
                 One Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007............................                        1,537,443
     4,910,000   Louisa Industrial Development
                 Authority, Virginia Pollution
                 Control Revenue, Virginia
                 Electric & Power Co.,
                 5.25%, 12/01/2008............................                        5,205,533
     4,800,000   New York State Environmental
                 Facilities Corp., Solid Waste
                 Disposal Revenue Waste
                 Management Project Series A,
                 4.00%, 05/01/2012............................                        4,828,224
     4,750,000   Pope County, Arkansas, Entergy
                 Arkansas, Inc. Project,
                 5.05%, 09/01/2028............................                        4,853,977
     5,500,000   Matagorda County Navigation
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding, Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030............................                        5,502,200


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105

New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

Principal                                                                                Market
Amount           Description                                                              Value
-----------------------------------------------------------------------------------------------
$    1,100,000   Maricopa County Industrial
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue,
                 Waste Management, Inc. Project,
                 4.80%, 12/01/2031............................                 $      1,122,517
     7,690,000   Brazos River Authority, Texas
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033............................                        7,697,229
                                                                               ----------------
                 Total Industrial Development/
                   Pollution Control Revenue
                   (Cost $30,281,407).........................                       30,747,123
                                                                               ----------------

                 Total Revenue
                   (Cost $211,179,736)........................                      216,142,163
                                                                               ----------------

                 Asset-Backed Securities-1.01%
                 Housing-1.01%
     7,985,000   New York State Mortgage Agency
                 Revenue, AMT Homeowner
                 Mortgage Series 99(c)
                 4.50%, 04/01/2023............................                        8,380,337
     2,105,000   New York State Dormitory
                 Authority, Revenue, Highland
                 Community Development Corp.
                 Series B, 5.50%, 07/01/2023..................                        2,109,442
     1,635,000   New York State Mortgage
                 Agency, Revenue, AMT Homeowner
                 Mortgage Series 69,
                 5.50%, 10/01/2028............................                        1,676,594
                                                                               ----------------
                 Total Housing
                   (Cost $11,741,321).........................                       12,166,373
                                                                               ----------------
                 Total Asset-Backed Securities
                   (Cost $11,741,321).........................                       12,166,373
                                                                               ----------------

                 Investment Summary
                 Total Investments-98.56%
                   (Cost $1,135,594,427)......................                    1,191,568,234
                 Cash and Other Assets,
                   Less Liabilities-1.44%.....................                       17,414,585
                                                                               ----------------

                 Net Assets-100.00%...........................                 $  1,208,982,819
                                                                               ================


--------------------------------------------------------------------------------
106 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                          New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                 Short Futures Contract
                                                        Contract                     Unrealized
Contracts        Description                             Amount                    Depreciation
-----------------------------------------------------------------------------------------------
183              Interest Rate
                 Swap 10 Yr. Future
                 December 2003.................        $19,423,735             $     (1,118,015)
                                                                               ----------------

                 Total Short Futures
                 Contract......................                                $     (1,118,015)
                                                                               ----------------

                 Interest Rate Swaps
Notional                               Rate        Rate       Termination    Unrealized
Amount               Description     Received      Paid          Date        Gain/(Loss)
----------------------------------------------------------------------------------------
$   7,000,000      BMA Interest       2.62%      Variable*    11/01/2004     $ 112,267
                   Rate Swap
    5,000,000      BMA Interest       2.80%      Variable*    10/01/2008        35,382
                   Rate Swap
    7,000,000      BMA Interest     Variable*      4.03%      11/01/2011      (387,795)
                   Rate Swap
    5,000,000      BMA Interest     Variable*      3.47%      06/15/2012       (60,805)
                   Rate Swap                                                 ---------
Total Interest Rate Swaps                                                    $(300,951)
                                                                             ---------

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(c)   When-issued security

(d) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(e) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $58,241,534 and gross unrealized depreciation of investments was $2,267,727 resulting in net unrealized appreciation of $55,973,807.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 107

New York Municipal Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

    Explanation of abbreviations:

    ACA   - American Capital Access
    AMBAC - American Municipal Bond Assurance Corporation
    AMT   - Subject to Alternative Minimum Tax
    FGIC  - Financial Guaranty Insurance Company
    FHA   - Federal Housing Administration
    FSA   - Financial Security Assurance, Inc.
    IBC   - International Bancshares Corporation
    MBIA  - Municipal Bond Investors Assurance Corporation
    MTA   - Metropolitan Transportation Authority
    XLCA  - XL Capital Assurance, Inc.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
108 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2003

                                                   California             Diversified
                                                    Municipal               Municipal
                                                    Portfolio               Portfolio
                                                 ===============         ===============
Assets
Investments in securities at value ......        $   816,955,080         $ 2,407,986,404
Cash in bank ............................              1,730,899              30,116,882
Receivables:
Interest ................................              9,999,330              33,193,064
Investment securities sold ..............                750,000               8,807,698
Capital shares sold .....................              4,222,752               6,027,435
Appreciation of swap agreement
   (Note 1J) ............................                     -0-                695,083
                                                 ---------------         ---------------
Total assets ............................            833,658,061           2,486,826,566
                                                 ---------------         ---------------
Liabilities
Payables:
Dividends to shareholders ...............                645,129               1,957,127
Investment securities purchased .........              2,425,292              58,859,685
Capital shares redeemed .................                873,533               7,909,445
Management fee (Note 2A) ................                334,362                 919,174
Shareholder servicing and
   administration fee (Note 2B) .........                 55,373                 165,014
Accrued expenses ........................                243,911                 684,637
Margin owed to broker on futures
   contracts ............................                164,531                 498,469
Depreciation of swap agreement
   (Note 1J) ............................                     -0-              1,083,496
                                                 ---------------         ---------------
Total liabilities .......................              4,742,131              72,077,047
                                                 ---------------         ---------------
Net Assets ..............................        $   828,915,930         $ 2,414,749,519
                                                 ===============         ===============

Cost of investments .....................        $   787,199,713         $ 2,306,602,465
                                                 ===============         ===============
Net Assets Consist of:
Capital stock, at par ...................        $        57,325         $       168,366
Additional paid-in capital ..............            799,754,186           2,320,048,901
Undistributed net investment
   income/(excess distributions) ........                (34,764)                 24,852
Accumulated net realized
   gain (loss) on investment and
   futures transactions .................                208,581              (3,989,394)
Unrealized appreciation (depreciation) of
   investments, futures and swaps .......             28,930,602              98,496,794
                                                 ---------------         ---------------
                                                 $   828,915,930         $ 2,414,749,519
                                                 ===============         ===============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 109

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                              California           Diversified
                                               Municipal            Municipal
                                               Portfolio            Portfolio
                                             ============        ==============
Calculation of Maximum Offering Price
Municipal Class Shares
Net Assets ..............................    $685,360,013        $2,045,980,827
Shares of capital stock outstanding .....      47,396,613           142,661,941
                                             ------------        --------------
Net asset value and offering price
   per share ............................    $      14.46        $        14.34
                                             ============        ==============
Intermediate Municipal
  Class A Shares
Net Assets ..............................    $ 53,570,210        $  140,781,260
Shares of capital stock outstanding .....       3,704,838             9,812,988
                                             ------------        --------------
Net asset value and redemption price
   per share ............................    $      14.46        $        14.35
Sales charge--4.25% of public
   offering price .......................            0.64                  0.64
                                             ------------        --------------
Maximum offering price ..................    $      15.10        $        14.99
                                             ============        ==============
Intermediate Municipal
  Class B Shares
Net Assets ..............................    $ 39,914,587        $  115,689,821
Shares of capital stock outstanding .....       2,760,031             8,063,138
                                             ------------        --------------
Net asset value and offering price
   per share ............................    $      14.46        $        14.35
                                             ============        ==============
Intermediate Municipal
  Class C Shares
Net Assets ..............................    $ 50,071,120        $  112,297,611
Shares of capital stock outstanding .....       3,463,052             7,827,535
                                             ------------        --------------
Net asset value and offering price
   per share ............................    $      14.46        $        14.35
                                             ============        ==============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
110 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                     New York
                                                                     Municipal
                                                                     Portfolio
                                                                  ===============
Assets
Investments in securities at value .......................        $ 1,191,568,234
Cash in bank .............................................                435,602
Receivables:
Interest .................................................             17,311,087
Investment securities sold ...............................              1,000,000
Capital shares sold ......................................              3,729,082
Appreciation of swap agreement (Note 1J) .................                147,649
                                                                  ---------------
Total assets .............................................          1,214,191,654
                                                                  ---------------
Liabilities
Payables:
Dividends to shareholders ................................                993,583
Investment securities purchased ..........................              1,117,630
Capital shares redeemed ..................................              1,406,392
Management fee (Note 2A) .................................                477,707
Shareholder servicing and administration fee (Note 2B) ...                 81,115
Accrued expenses .........................................                460,777
Margin owed to broker on futures contracts ...............                223,031
Depreciation of swap agreement (Note 1J) .................                448,600
                                                                  ---------------
Total liabilities ........................................              5,208,835
                                                                  ---------------
Net Assets ...............................................        $ 1,208,982,819
                                                                  ===============
Cost of investments ......................................        $ 1,135,594,427
                                                                  ===============
Net Assets Consist of:
Capital stock, at par ....................................        $        85,070
Additional paid-in capital ...............................          1,157,381,311
Undistributed net investment income/(excess distributions)
   and futures transactions ..............................                  4,122
Accumulated net realized gain (loss) on investment and
   futures transactions ..................................             (3,042,525)
Unrealized appreciation (depreciation) of investments,
   futures and swaps .....................................             54,554,841
                                                                  ---------------
                                                                  $ 1,208,982,819
                                                                  ===============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 111

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                    New York
                                                                    Municipal
                                                                    Portfolio
                                                                  ==============
Calculation of Maximum Offering Price
Municipal Class Shares
Net Assets ............................................           $1,006,022,907
Shares of capital stock outstanding ...................               70,782,299
                                                                  --------------
Net asset value and offering price per share ..........           $        14.21
                                                                  ==============
Intermediate Municipal
   Class A Shares
Net Assets ............................................           $   78,517,821
Shares of capital stock outstanding ...................                5,526,922
                                                                  --------------
Net asset value and redemption price per share ........           $        14.21
Sales charge--4.25% of public offering price ..........                     0.63
                                                                  --------------
Maximum offering price ................................           $        14.84
                                                                  ==============
Intermediate Municipal
   Class B Shares
Net Assets ............................................           $   62,916,026
Shares of capital stock outstanding ...................                4,430,225
                                                                  --------------
Net asset value and offering price per share ..........           $        14.20
                                                                  ==============
Intermediate Municipal
   Class C Shares
Net Assets ............................................           $   61,526,065
Shares of capital stock outstanding ...................                4,330,138
                                                                  --------------
Net asset value and offering price per share ..........           $        14.21
                                                                  ==============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
112 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2003

                                               California           Diversified
                                                Municipal            Municipal
                                                Portfolio            Portfolio
                                              ============         ============
Investment Income
Income:
Interest .............................        $ 28,890,238         $ 89,706,687
                                              ------------         ------------
Total income .........................          28,890,238           89,706,687
                                              ------------         ------------
Expenses (Notes 1 and 2):
Management fee .......................           3,691,039           10,114,043
Shareholder servicing and
   administration fee ................             625,249            1,844,104
Custodian and transfer agent fees ....             306,017              625,985
Distribution fees--Intermediate
   Municipal Class A .................             132,864              351,655
Distribution fees--Intermediate
   Municipal Class B .................             306,787              891,027
Distribution fees--Intermediate
   Municipal Class C .................             379,920              860,292
Auditing and tax fees ................              35,996              112,435
Printing fees ........................              44,222              132,871
Registration fees ....................              34,440              252,651
Legal fees ...........................              26,697               59,490
Directors' fees and expenses .........               9,768               22,244
Miscellaneous ........................              29,894               81,888
                                              ------------         ------------
Total expenses .......................           5,622,893           15,348,685
                                              ------------         ------------
Net investment income ................          23,267,345           74,358,002
                                              ------------         ------------
Realized and Unrealized Gain (Loss)
on Investment transactions
Net realized gain (loss) on:
Investment transactions ..............             624,507            6,250,924
Futures transactions .................            (356,867)          (2,101,306)
                                              ------------         ------------
Net realized gain on investment
   transactions ......................             267,640            4,149,618
                                              ------------         ------------
Net decrease in unrealized
   appreciation/(depreciation) of:
   Investments, futures and swaps ....          (6,018,093)          (5,026,157)
                                              ------------         ------------
Net realized and unrealized loss on
   investment transactions ...........          (5,750,453)            (876,539)
                                              ------------         ------------
Net Increase in Net Assets
   Resulting From Operations .........        $ 17,516,892         $ 73,481,463
                                              ============         ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113

Statement of Operations
--------------------------------------------------------------------------------

                                                                     New York
                                                                     Municipal
                                                                     Portfolio
                                                                   ============
Investment Income
Income:
Interest ...............................................           $ 45,850,492
                                                                   ------------
Total income ...........................................             45,850,492
                                                                   ------------
Expenses (Notes 1 and 2):
Management fee .........................................              5,442,467
Shareholder servicing and administration fee ...........                954,250
Custodian and transfer agent fees ......................                388,776
Distribution fees--Intermediate Municipal
   Class A .............................................                178,336
Distribution fees--Intermediate Municipal
   Class B .............................................                451,372
Distribution fees--Intermediate Municipal
   Class C .............................................                394,929
Auditing and tax fees ..................................                 55,450
Printing fees ..........................................                 69,163
Registration fees ......................................                 75,292
Legal fees .............................................                 42,358
Directors' fees and expenses ...........................                 12,522
Miscellaneous ..........................................                 43,882
                                                                   ------------
Total expenses .........................................              8,108,797
                                                                   ------------
Net investment income ..................................             37,741,695
                                                                   ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
   Investment transactions .............................              3,531,237
   Futures transactions ................................             (1,472,749)
                                                                   ------------
Net realized gain on investment transactions ...........              2,058,488
                                                                   ------------
Net decrease in unrealized
   appreciation/(depreciation) of:
   Investments, futures and swaps ......................             (2,705,202)
                                                                   ------------
Net realized and unrealized loss on
   investment transactions .............................               (646,714)
                                                                   ------------
Net Increase in Net Assets
   Resulting From Operations ...........................           $ 37,094,981
                                                                   ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
114 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                    California Municipal Portfolio
                                                 ===================================
                                                     Year                  Year
                                                     Ended                 Ended
                                                    9/30/03               9/30/02
                                                 =============         =============
Increase (Decrease) in Net Assets
from Operations:
Net investment income ...................        $  23,267,345         $  19,910,368
Net realized gain on investment
   transactions .........................              267,640             2,488,773
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps .......           (6,018,093)           13,873,411
                                                 -------------         -------------
Net increase in net assets resulting
   from operations ......................           17,516,892            36,272,552
                                                 -------------         -------------
Dividends to Shareholders:
Dividends from net investment income(a)
   Municipal Class ......................          (20,368,700)          (19,334,663)
   Intermediate Municipal Class A .......           (1,329,149)             (293,499)
   Intermediate Municipal Class B .......             (701,542)             (124,935)
   Intermediate Municipal Class C .......             (867,954)             (157,271)
                                                 -------------         -------------
Total dividends to shareholders .........          (23,267,345)          (19,910,368)
                                                 -------------         -------------
Capital-share Transactions (Note 6):
Net proceeds from sales of shares .......          335,658,922           285,467,310
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends ............................            6,474,935             4,515,691
                                                 -------------         -------------
Total proceeds from shares sold .........          342,133,857           289,983,001
Cost of shares redeemed .................         (182,032,506)         (122,974,639)
                                                 -------------         -------------
Increase in net assets from
   capital-share transactions ...........          160,101,351           167,008,362
                                                 -------------         -------------
Net increase in net assets ..............          154,350,898           183,370,546
Net Assets:
Beginning of period .....................          674,565,032           491,194,486
                                                 -------------         -------------
End of period(b) ........................        $ 828,915,930         $ 674,565,032
                                                 =============         =============
(b) Includes undistributed net investment
    income/(excess distributions) of: ...        $     (34,764)        $     (34,764)
                                                 =============         =============

See footnote summary on page 117.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Diversified Municipal Portfolio
                                                  =======================================
                                                       Year                    Year
                                                       Ended                   Ended
                                                      9/30/03                 9/30/02
                                                  ===============         ===============
Increase (Decrease) in Net Assets
from Operations:
Net investment income ....................        $    74,358,002         $    62,435,402
Net realized gain (loss) on investment and
   foreign currency transactions .........              4,149,618               1,850,071
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps ........             (5,026,157)             40,631,866
                                                  ---------------         ---------------
Net increase in net assets
   resulting from operations .............             73,481,463             104,917,339
                                                  ---------------         ---------------
Dividends to Shareholders:
Dividends from net investment income(a)
   Municipal Class .......................            (66,005,881)            (60,623,308)
   Intermediate Municipal Class A ........             (3,841,638)               (913,111)
   Intermediate Municipal Class B ........             (2,300,733)               (470,404)
   Intermediate Municipal Class C ........             (2,209,750)               (428,579)
                                                  ---------------         ---------------
Total dividends and distributions
   to shareholders .......................            (74,358,002)            (62,435,402)
                                                  ---------------         ---------------
Capital-share Transactions (Note 6):
Net proceeds from sales of shares ........            968,964,060             776,064,438
Net proceeds from sales of shares issued
   to shareholders on reinvestment of ....             19,095,903              14,236,668
                                                  ---------------         ---------------
Dividends and distributions ..............            988,059,963             790,301,106
Total proceeds from shares sold ..........           (490,730,845)           (303,138,698)
                                                  ---------------         ---------------
Cost of shares redeemed
Increase (decrease) in net assets from
   capital-share transactions ............            497,329,118             487,162,408
                                                  ---------------         ---------------
Net increase (decrease) in net assets ....            496,452,579             529,644,345
Net Assets:
Beginning of period ......................          1,918,296,940           1,388,652,595
                                                  ---------------         ---------------
End of period(b) .........................        $ 2,414,749,519         $ 1,918,296,940
                                                  ===============         ===============
(b) Includes undistributed net investment
    income/(excess distributions) of: .....       $        24,852         $        24,852
                                                  ===============         ===============

See footnote summary on page 117.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
116 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      New York Municipal Portfolio
                                                 =======================================
                                                      Year                    Year
                                                      Ended                   Ended
                                                     9/30/03                 9/30/02
                                                 ===============         ===============
Increase (Decrease) in Net Assets
from Operations:
Net investment income ...................        $    37,741,695         $    33,321,754
Net realized gain on investment
   transactions .........................              2,058,488               1,142,958
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps .......             (2,705,202)             25,156,620
                                                 ---------------         ---------------
Net increase in net assets resulting
   from operations ......................             37,094,981              59,621,332
                                                 ---------------         ---------------
Dividends to Shareholders:
Dividends from net investment income(a)
   Municipal Class ......................            (33,702,805)            (32,521,250)
   Intermediate Municipal Class A .......             (1,915,689)               (435,369)
   Intermediate Municipal Class B .......             (1,138,804)               (221,444)
   Intermediate Municipal Class C .......               (984,397)               (143,691)
                                                 ---------------         ---------------
Total dividends to shareholders .........            (37,741,695)            (33,321,754)
                                                 ---------------         ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares .......            413,735,995             356,164,541
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends ............................             12,753,085              10,126,823
                                                 ---------------         ---------------
Total proceeds from shares sold .........            426,489,080             366,291,364
Cost of shares redeemed .................           (237,402,632)           (135,775,446)
                                                 ---------------         ---------------
Increase in net assets from
   capital-share transactions ...........            189,086,448             230,515,918
                                                 ---------------         ---------------
Net increase in net assets ..............            188,439,734             256,815,496
Net Assets:
Beginning of period .....................          1,020,543,085             763,727,589
                                                 ---------------         ---------------
End of period(b) ........................        $ 1,208,982,819         $ 1,020,543,085
                                                 ===============         ===============
(b) Includes undistributed net investment
    income/(excess distributions) of: ...        $         4,122         $         4,122
                                                 ===============         ===============

(a) Alliance Intermediate Municipal Class A, B and C shares commenced distribution on February 1, 2002.

      See Notes to Financial Statements.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 117

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2003

NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, the "Intermediate Municipal portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective February 1, 2002, the Intermediate Municipal Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


--------------------------------------------------------------------------------
118 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 119

Notes to Financial Statements
--------------------------------------------------------------------------------

D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of each portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.


--------------------------------------------------------------------------------
120 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements

A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations on the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 121

Notes to Financial Statements
--------------------------------------------------------------------------------

B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the portfolios and individual shareholders, and the Portfolios. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Intermediate Class shares of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $18,280; Diversified Municipal Portfolio, $56,172; and New York Municipal Portfolio, $26,363, for the year ended September 30, 2003.

C. Distribution--Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Class shares of the portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Intermediate Municipal Classes

The Intermediate Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that


--------------------------------------------------------------------------------
122 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                 Class B              Class C
                                             ===============      ==============
California Municipal......................   $     1,027,172      $      516,058
Diversified Municipal.....................         2,355,054             850,978
New York Municipal........................         1,623,019             622,038

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2003 as follows:

                                  Front-End           Contingent Deferred Sales Charges
                              Sales Charges      -------------------------------------------
Portfolio                           Class A         Class A          Class B        Class C
--------------------------------------------------------------------------------------------
California Municipal .....  $        14,050      $   56,779        $   45,027      $  31,268
Diversified Municipal ....           53,083          52,048           177,845         69,565
New York Municipal .......           39,538          44,523            77,023         34,680


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 123

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 3.

Investment Security Transactions
Purchases and Sales

For the period from October 1, 2002 through September 30, 2003, the portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                Purchases                                    Sales
                           Excluding U.S.         Purchases of      Excluding U.S.             Sales of
                               Government      U.S. Government          Government      U.S. Government
                               Securities           Securities          Securities           Securities
-------------------------------------------------------------------------------------------------------
California Municipal ..... $  358,545,315       $   70,797,344       $ 214,909,921         $ 99,466,035
Diversified Municipal ....  1,198,662,290          170,428,604         614,032,602          168,954,102
New York Municipal .......    422,269,656           81,431,704         230,017,661           80,553,887

NOTE 4.

Risk Involved in Investing in the Portfolios

Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts


--------------------------------------------------------------------------------
124 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 7.5 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2003, 7,500 million are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the year ended September 30, 2003, and for the year ended September 30, 2002, were as follows:

                          ---------------------------------         -----------------------------------
                                       Shares                                      Amount
                          ---------------------------------         -----------------------------------
                             Year Ended          Year Ended            Year Ended            Year Ended
California                September 30,       September 30,         September 30,         September 30,
Municipal Portfolio                2003                2002                  2003                  2002
-------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                  15,993,308          14,442,640         $ 230,456,346         $ 205,764,362
-------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 311,153             291,054             4,480,766             4,144,774
-------------------------------------------------------------------------------------------------------
Shares redeemed              (9,847,269)         (8,311,790)         (141,767,035)         (118,510,606)
-------------------------------------------------------------------------------------------------------
Net increase                  6,457,192           6,421,904            93,170,077            91,398,530
=======================================================================================================
Beginning of
   period                    40,939,421          34,517,517           564,100,328           472,701,798
=======================================================================================================
End of period                47,396,613          40,939,421         $ 657,270,405         $ 564,100,328
=======================================================================================================
Intermediate
   Municipal
   Class A Shares(a)
   Shares sold                2,785,231           2,581,779         $  40,254,137         $  36,826,370
-------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                  61,879              12,900               891,976               185,184
-------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                   2,405                 990                34,786                14,174
-------------------------------------------------------------------------------------------------------
Shares redeemed              (1,537,746)           (202,600)          (22,122,903)           (2,884,495)
-------------------------------------------------------------------------------------------------------
Net increase                  1,311,769           2,393,069            19,057,996            34,141,233
=======================================================================================================
Beginning of period           2,393,069                  -0-           34,141,233                    -0-
=======================================================================================================
End of period                 3,704,838           2,393,069         $  53,199,229         $  34,141,233
=======================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 125

Notes to Financial Statements
--------------------------------------------------------------------------------

                         --------------------------------        ----------------------------------
                                     Shares                                    Amount
                         --------------------------------        ----------------------------------
                            Year Ended         Year Ended           Year Ended           Year Ended
California               September 30,      September 30,        September 30,        September 30,
Municipal Portfolio               2003               2002                 2003                 2002
---------------------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares(a)
---------------------------------------------------------------------------------------------------
Shares sold                  1,920,658          1,309,733         $ 27,675,631         $ 18,687,932
---------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 34,676              5,664              499,871               81,341
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                   (2,406)              (990)             (34,786)             (14,174)
---------------------------------------------------------------------------------------------------
Shares redeemed               (473,721)           (33,583)          (6,793,430)            (484,447)
---------------------------------------------------------------------------------------------------
Net increase                 1,479,207          1,280,824           21,347,286           18,270,652
===================================================================================================
Beginning of period          1,280,824                 -0-          18,270,652                   -0-
===================================================================================================
End of period                2,760,031          1,280,824         $ 39,617,938         $ 18,270,652
===================================================================================================
Intermediate
   Municipal
   Class C Shares(a)
---------------------------------------------------------------------------------------------------
Shares sold                  2,580,810          1,696,261         $ 37,238,022         $ 24,174,472
---------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 41,795              7,269              602,322              104,392
---------------------------------------------------------------------------------------------------
Shares redeemed               (787,462)           (75,621)         (11,314,352)          (1,080,917)
---------------------------------------------------------------------------------------------------
Net increase                 1,835,143          1,627,909           26,525,992           23,197,947
===================================================================================================
Beginning of period          1,627,909                 -0-          23,197,947                   -0-
===================================================================================================
End of period                3,463,052          1,627,909         $ 49,723,939         $ 23,197,947
===================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
126 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                           ----------------------------------         ---------------------------------------
                                         Shares                                        Amount
                           ----------------------------------         ---------------------------------------
                              Year Ended           Year Ended              Year Ended              Year Ended
Diversified                September 30,        September 30,           September 30,           September 30,
Municipal Portfolio                 2003                 2002                    2003                    2002
-------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                   45,827,077           41,118,363         $   652,336,992         $   578,376,218
-------------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                1,007,006              945,480              14,337,817              13,290,031
-------------------------------------------------------------------------------------------------------------
Shares redeemed              (24,691,187)         (20,388,521)           (351,569,651)           (287,013,816)
-------------------------------------------------------------------------------------------------------------
Net increase                  22,142,896           21,675,322             315,105,158             304,652,433
=============================================================================================================
Beginning of
   period                    120,519,045           98,843,723           1,640,378,174           1,335,725,741
=============================================================================================================
End of period                142,661,941          120,519,045         $ 1,955,483,332         $ 1,640,378,174
=============================================================================================================
Intermediate
   Municipal
   Class A Shares(a)
-------------------------------------------------------------------------------------------------------------
Shares sold                   10,166,055            6,484,538         $   145,026,646         $    91,232,245
-------------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                  167,702               36,588               2,390,535                 519,135
-------------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                   21,475                5,101                 305,385                  71,727
-------------------------------------------------------------------------------------------------------------
Shares redeemed               (6,243,391)            (825,080)            (88,536,960)            (11,652,601)
-------------------------------------------------------------------------------------------------------------
Net increase                   4,111,841            5,701,147              59,185,606              80,170,506
=============================================================================================================
Beginning of
   period                      5,701,147                   -0-             80,170,506                      -0-
=============================================================================================================
End of period                  9,812,988            5,701,147         $   139,356,112         $    80,170,506
=============================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 127

Notes to Financial Statements
--------------------------------------------------------------------------------

                         --------------------------------         ----------------------------------
                                     Shares                                     Amount
                         --------------------------------         ----------------------------------
                            Year Ended         Year Ended            Year Ended           Year Ended
Diversified              September 30,      September 30,         September 30,        September 30,
Municipal Portfolio               2003               2002                  2003                 2002
----------------------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares(a)
----------------------------------------------------------------------------------------------------
Shares sold                  5,805,688          3,829,105         $  82,692,928         $ 53,875,198
----------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 91,215             17,058             1,300,441              241,756
----------------------------------------------------------------------------------------------------
Shares converted
   to Class A                  (21,475)            (5,099)             (305,385)             (71,727)
----------------------------------------------------------------------------------------------------
Shares redeemed             (1,506,890)          (146,464)          (21,435,134)          (2,076,693)
----------------------------------------------------------------------------------------------------
Net increase                 4,368,538          3,694,600            62,252,850           51,968,534
====================================================================================================
Beginning of
   period                    3,694,600                 -0-           51,968,534                   -0-
====================================================================================================
End of period                8,063,138          3,694,600         $ 114,221,384         $ 51,968,534
====================================================================================================
Intermediate
   Municipal
   Class C Shares(a)
----------------------------------------------------------------------------------------------------
Shares sold                  6,210,766          3,729,234         $  88,602,109         $ 52,509,050
----------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 74,861             13,099             1,067,110              185,746
----------------------------------------------------------------------------------------------------
Shares redeemed             (2,035,098)          (165,327)          (28,883,715)          (2,323,861)
----------------------------------------------------------------------------------------------------
Net increase                 4,250,529          3,577,006            60,785,504           50,370,935
====================================================================================================
Beginning of
   period                    3,577,006                 -0-           50,370,935                   -0-
====================================================================================================
End of period                7,827,535          3,577,006         $ 111,156,439         $ 50,370,935
====================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
128 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                          ---------------------------------         -----------------------------------
                                       Shares                                      Amount
                          ---------------------------------         -----------------------------------
                             Year Ended          Year Ended            Year Ended            Year Ended
New York                  September 30,       September 30,         September 30,         September 30,
Municipal Portfolio                2003                2002                  2003                  2002
-------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                  17,541,261          19,802,447         $ 247,638,231         $ 275,192,072
-------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 722,407             690,363            10,190,157             9,582,771
-------------------------------------------------------------------------------------------------------
Shares redeemed             (13,559,281)         (9,541,434)         (191,147,522)         (132,630,305)
-------------------------------------------------------------------------------------------------------
Net increase                  4,704,387          10,951,376            66,680,866           152,144,538
=======================================================================================================
Beginning of
   period                    66,077,912          55,126,536           890,008,553           737,864,015
=======================================================================================================
End of period                70,782,299          66,077,912         $ 956,689,419         $ 890,008,553
=======================================================================================================
Intermediate
   Municipal
   Class A Shares(a)
-------------------------------------------------------------------------------------------------------
Shares sold                   4,772,614           2,652,629         $  67,433,941         $  36,834,823
-------------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                  90,478              22,732             1,276,666               317,767
-------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                  13,121               3,972               185,945                56,168
-------------------------------------------------------------------------------------------------------
Shares redeemed              (1,933,812)            (94,812)          (27,187,705)           (1,330,454)
-------------------------------------------------------------------------------------------------------
Net increase                  2,942,401           2,584,521            41,708,847            35,878,304
=======================================================================================================
Beginning of
   period                     2,584,521                  -0-           35,878,304                    -0-
=======================================================================================================
End of period                 5,526,922           2,584,521         $  77,587,151         $  35,878,304
=======================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129

Notes to Financial Statements
--------------------------------------------------------------------------------

                         --------------------------------        ----------------------------------
                                      Shares                                   Amount
                         --------------------------------        ----------------------------------
                            Year Ended         Year Ended           Year Ended           Year Ended
New York                 September 30,      September 30,        September 30,        September 30,
Municipal Portfolio               2003               2002                 2003                 2002
---------------------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares(a)
---------------------------------------------------------------------------------------------------
Shares sold                  3,262,222          1,848,306         $ 46,059,262         $ 25,684,859
---------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 57,631             11,620              812,702              162,525
---------------------------------------------------------------------------------------------------
Shares converted
   to Class A                  (13,130)            (3,973)            (185,945)             (56,168)
---------------------------------------------------------------------------------------------------
Shares redeemed               (679,364)           (53,087)          (9,549,437)            (740,035)
---------------------------------------------------------------------------------------------------
Net increase                 2,627,359          1,802,866           37,136,582           25,051,181
===================================================================================================
Beginning of
   period                    1,802,866                 -0-          25,051,181                   -0-
===================================================================================================
End of period                4,430,225          1,802,866         $ 62,187,763         $ 25,051,181
===================================================================================================
Intermediate
   Municipal
   Class C Shares(a)
---------------------------------------------------------------------------------------------------
Shares sold                  3,705,738          1,322,871         $ 52,418,616         $ 18,396,619
---------------------------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends                 33,551              4,547              473,560               63,760
---------------------------------------------------------------------------------------------------
Shares redeemed               (663,668)           (72,901)          (9,332,023)          (1,018,484)
---------------------------------------------------------------------------------------------------
Net increase                 3,075,621          1,254,517           43,560,153           17,441,895
===================================================================================================
Beginning of
   period                    1,254,517                 -0-          17,441,895                   -0-
===================================================================================================
End of period                4,330,138          1,254,517         $ 61,002,048         $ 17,441,895
===================================================================================================

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
130 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 7.

Distributions to Shareholders

The tax character of the distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002, were as follows:

California Municipal                                2003                 2002
                                                ===========          ===========
Distributions paid from:
   ordinary income ...................          $ 1,308,514          $    38,568
                                                -----------          -----------
Total taxable distributions paid .....            1,308,514               38,568
Tax exempt distributions .............           21,958,831           19,871,800
                                                -----------          -----------
Total distributions paid .............          $23,267,345          $19,910,368
                                                ===========          ===========

Diversified Municipal                               2003                 2002
                                                ===========          ===========
Distributions paid from:
   ordinary income ...................          $ 1,659,562          $    45,929
                                                -----------          -----------
Total taxable distributions paid .....            1,659,562               45,929
Tax exempt distributions .............           72,698,440           62,389,473
                                                -----------          -----------
Total distributions paid .............          $74,358,002          $62,435,402
                                                ===========          ===========

New York Municipal                                  2003                 2002
                                                ===========          ===========
Distributions paid from:
   ordinary income ...................          $ 1,072,760          $   323,848
                                                -----------          -----------
Total taxable distributions paid .....            1,072,760              323,848
Tax exempt distributions .............           36,668,935           32,997,906
                                                -----------          -----------
Total distributions paid .............          $37,741,695          $33,321,754
                                                ===========          ===========

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                          Total
                                                Accumulated         Unrealized      Accumulated
                                 Ordinary       Capital and      Appreciation/        Earnings/
                                Income(a)   Other Losses(b)    Depreciation(c)        (Deficit)
-----------------------------------------------------------------------------------------------
California Municipal           $  610,365       $    69,554       $ 29,069,629     $ 29,749,548
Diversified Municipal           1,981,979        (3,877,275)        98,384,675       96,489,379
New York Municipal                997,705        (3,333,293)        54,845,609       52,510,021

(a)   includes tax exempt income as shown below:

--------------------------------------------------------------------------------
Diversified Municipal                           $ 1,918,335
California Municipal                                574,690
New York Municipal                                  996,144

(b) At September 30, 2003, the following Portfolios had capital loss carryforwards as shown below:

                                          Capital Loss
                                       Carryforward Amount            Expiration
--------------------------------------------------------------------------------
Diversified Municipal                      $ 3,877,275                 9/30/2009
New York Municipal                           3,333,293                 9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 131

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 8.

Legal Proceedings

Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them. Alliance Capital has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance Capital's Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Portfolios; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Between October 3 and November 13, 2003, twenty-one additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

Through November 14, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain
AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge


--------------------------------------------------------------------------------
132 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Intermediate California
                                                                      Municipal Portfolio
                                                                 ------------------------------
                                                                         Class A Shares
                                                                 ------------------------------
                                                                                    February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.59          $    14.22
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.43                0.30
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................             (0.13)               0.37
                                                                 ------------------------------
Total from investment operations ........................              0.30                0.67
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.02)                 -0-
Dividends from tax-exempt net investment income .........             (0.41)              (0.30)
                                                                 ------------------------------
Total distributions .....................................             (0.43)              (0.30)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.46          $    14.59
                                                                 ==============================
Total return(b) .........................................              2.13%               4.76%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   53,570          $   34,909
Average net assets (000 omitted) ........................        $   44,288          $   15,046
Ratio of expenses to average net assets .................               .90%               0.97%*
Ratio of net investment income to average net assets ....              3.00%               2.98%*
Portfolio turnover rate .................................                44%                 31%

See footnote summary on page 142


--------------------------------------------------------------------------------
134 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Intermediate California
                                                                      Municipal Portfolio
                                                                 ------------------------------
                                                                        Class B Shares
                                                                 ------------------------------
                                                                                    February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.59          $    14.22
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.33                0.23
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................             (0.13)               0.37
                                                                 ------------------------------
Total from investment operations ........................              0.20                0.60
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.02)                 -0-
Dividends from tax-exempt net investment income .........             (0.31)              (0.23)
                                                                 ------------------------------
Total distributions .....................................             (0.33)              (0.23)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.46          $    14.59
                                                                 ==============================
Total return(b) .........................................              1.41%               4.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   39,915          $   18,688
Average net assets (000 omitted) ........................        $   30,679          $    8,396
Ratio of expenses to average net assets .................              1.61%               1.68%*
Ratio of net investment income to average net assets ....              2.29%               2.27%*
Portfolio turnover rate .................................                44%                 31%

See footnote summary on page 142.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Intermediate California
                                                                       Municipal Portfolio
                                                                 ------------------------------
                                                                         Class C Shares
                                                                 ------------------------------
                                                                                    February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.59          $    14.22
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.33                0.23
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................             (0.13)               0.37
                                                                 ------------------------------
Total from investment operations ........................             (0.20)               0.60
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.02)                 -0-
Dividends from tax-exempt net investment income .........             (0.31)              (0.23)
                                                                 ------------------------------
Total distributions .....................................             (0.33)              (0.23)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.46          $    14.59
                                                                 ==============================
Total return(b) .........................................              1.41%               4.28%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   50,071          $   23,746
Average net assets (000 omitted) ........................        $   37,992          $   10,538
Ratio of expenses to average net assets .................              1.61%               1.68%*
Ratio of net investment income to average net assets ....              2.28%               2.28%*
Portfolio turnover rate .................................                44%                 31%

See footnote summary on page 142.


--------------------------------------------------------------------------------
136 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Intermediate Diversified
                                                                        Municipal Portfolio
                                                                 --------------------------------
                                                                          Class A Shares
                                                                 --------------------------------
                                                                                      February 1,
                                                                  Year Ended           2002(a) to
                                                               September 30,        September 30,
                                                                        2003                 2002
                                                                 --------------------------------
Net asset value, beginning of period ....................        $     14.37          $     14.01
                                                                 --------------------------------
Income From Investment Operations:
Investment income, net ..................................               0.47                 0.33
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................              (0.02)                0.36
                                                                 --------------------------------
Total from investment operations ........................              (0.45)                0.69
                                                                 --------------------------------
Less Distributions:
Dividends from taxable net investment income ............              (0.01)                  -0-
Dividends from tax-exempt net investment income .........              (0.46)               (0.33)
                                                                 --------------------------------
Total distributions .....................................              (0.47)               (0.33)
                                                                 --------------------------------
Net asset value, end of period ..........................        $     14.35          $     14.37
                                                                 ================================
Total return(b) .........................................               3.22%                5.02%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   140,781          $    81,944
Average net assets (000 omitted) ........................        $   117,219          $    40,750
Ratio of expenses to average net assets .................                .88%                0.94%*
Ratio of net investment income to average net assets ....               3.28%                3.42%*
Portfolio turnover rate .................................                 38%                  22%

See footnote summary on page 142.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 137

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Intermediate Diversified
                                                                       Municipal Portfolio
                                                                 --------------------------------
                                                                          Class B Shares
                                                                 --------------------------------
                                                                                      February 1,
                                                                  Year Ended           2002(a) to
                                                               September 30,        September 30,
                                                                        2003                 2002
                                                                 --------------------------------
Net asset value, beginning of period ....................        $     14.38          $     14.01
                                                                 --------------------------------
Income From Investment Operations:
Investment income, net ..................................               0.37                 0.27
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................              (0.03)                0.37
                                                                 --------------------------------
Total from investment operations ........................               0.34                 0.64
                                                                 --------------------------------
Less Distributions:
Dividends from taxable net investment income ............              (0.01)                  -0-
Dividends from tax-exempt net investment income .........              (0.36)               (0.27)
                                                                 --------------------------------
Total distributions .....................................              (0.37)               (0.27)
                                                                 --------------------------------
Net asset value, end of period ..........................        $     14.35          $     14.38
                                                                 ================================
Total return(b) .........................................               2.43%                4.63%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   115,690          $    53,115
Average net assets (000 omitted) ........................        $    89,102          $    26,153
Ratio of expenses to average net assets .................               1.59%                1.65%*
Ratio of net investment income to average net assets ....               2.58%                2.75%*
Portfolio turnover rate .................................                 38%                  22%

See footnote summary on page 142.


--------------------------------------------------------------------------------
138 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Intermediate Diversified
                                                                        Municipal Portfolio
                                                                 --------------------------------
                                                                          Class C Shares
                                                                 --------------------------------
                                                                                      February 1,
                                                                  Year Ended           2002(a) to
                                                               September 30,        September 30,
                                                                        2003                 2002
                                                                 --------------------------------
Net asset value, beginning of period ....................        $     14.37          $     14.01
                                                                 --------------------------------
Income From Investment Operations:
Investment income, net ..................................               0.37                 0.27
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................              (0.02)                0.36
                                                                 --------------------------------
Total from investment operations ........................               0.35                 0.63
                                                                 --------------------------------
Less Distributions:
Dividends from taxable net investment income ............              (0.01)                  -0-
Dividends from tax-exempt net investment income .........              (0.36)               (0.27)
                                                                 --------------------------------
Total distributions .....................................              (0.37)               (0.27)
                                                                 --------------------------------
Net asset value, end of period ..........................        $     14.35          $     14.37
                                                                 ================================
Total return(b) .........................................               2.50%                4.55%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   112,298          $    51,419
Average net assets (000 omitted) ........................        $    86,028          $    24,113
Ratio of expenses to average net assets .................               1.59%                1.65%*
Ratio of net investment income to average net assets ....               2.57%                2.71%*
Portfolio turnover rate .................................                 38%                  22%

See footnote summary on page 142.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Intermediate New York
                                                                       Municipal Portfolio
                                                                 ------------------------------
                                                                         Class A Shares
                                                                 ------------------------------
                                                                                  February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.22          $    13.82
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.46                0.32
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................             (0.01)               0.40
                                                                 ------------------------------
Total from investment operations ........................              0.45                0.72
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.01)                 -0-
Dividends from tax-exempt net investment income .........             (0.45)              (0.32)
                                                                 ------------------------------
Total distributions .....................................             (0.46)              (0.32)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.21          $    14.22
                                                                 ==============================
Total return(b) .........................................              3.25%               5.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   78,518          $   36,760
Average net assets (000 omitted) ........................        $   59,445          $   19,608
Ratio of expenses to average net assets .................              0.90%               0.95%*
Ratio of net investment income to average net assets ....              3.22%               3.39%*
Portfolio turnover rate .................................                29%                 37%

See footnote summary on page 142.


--------------------------------------------------------------------------------
140 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Intermediate New York
                                                                      Municipal Portfolio
                                                                 ------------------------------
                                                                        Class B Shares
                                                                 ------------------------------
                                                                                    February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.22          $    13.82
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.36                0.26
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................             (0.02)               0.40
                                                                 ------------------------------
Total from investment operations ........................              0.34                0.66
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.01)                 -0-
Dividends from tax-exempt net investment income .........             (0.35)              (0.26)
                                                                 ------------------------------
Total distributions .....................................             (0.36)              (0.26)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.20          $    14.22
                                                                 ==============================
Total return(b) .........................................              2.45%               4.82%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   62,916          $   25,635
Average net assets (000 omitted) ........................        $   45,137          $   12,577
Ratio of expenses to average net assets .................              1.61%               1.67%*
Ratio of net investment income to average net assets ....              2.52%               2.69%*
Portfolio turnover rate .................................                29%                 37%

See footnote summary on page 142.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Intermediate New York
                                                                      Municipal Portfolio
                                                                 ------------------------------
                                                                         Class C Shares
                                                                 ------------------------------
                                                                                    February 1,
                                                                 Year Ended          2002(a) to
                                                              September 30,       September 30,
                                                                       2003                2002
                                                                 ------------------------------
Net asset value, beginning of period ....................        $    14.23          $    13.82
                                                                 ------------------------------
Income From Investment Operations:
Investment income, net ..................................              0.36                0.26
Net realized and unrealized gain (loss) on investment and
   futures transactions .................................              (.02)               0.41
                                                                 ------------------------------
Total from investment operations ........................              0.34                0.67
                                                                 ------------------------------
Less Distributions:
Dividends from taxable net investment income ............             (0.01)                 -0-
Dividends from tax-exempt net investment income .........             (0.35)              (0.26)
                                                                 ------------------------------
Total distributions .....................................             (0.36)              (0.26)
                                                                 ------------------------------
Net asset value, end of period ..........................        $    14.21          $    14.23
                                                                 ==============================
Total return(b) .........................................              2.44%               4.89%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .................        $   61,526          $   17,847
Average net assets (000 omitted) ........................        $   39,493          $    8,277
Ratio of expenses to average net assets .................              1.61%               1.66%*
Ratio of net investment income to average net assets ....              2.49%               2.65%*
Portfolio turnover rate .................................                29%                 37%

*     Annualized.

(a)   Commenced distribution on February 1, 2002.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
142 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Report of Independent Auditors
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Intermediate Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Municipal Portfolio, Diversified Municipal Portfolio, and New York Municipal Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the Intermediate Class shares for the year ended September 30, 2003 and for the period February 1, 2002 (commencement of distribution) through September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with accounting standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 25, 2003

TAX INFORMATION
(Unaudited)

                                          Exempt-Interest Dividends
                                               As A Percentage
                                             of Total Dividends
                                         ---------------------------
Diversified Municipal                              97.77%
California Municipal                               94.38
New York Municipal                                 97.16


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143

Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

Roger Hertog, President and Treasurer, Chairman
Andrew S. Adelson, Senior Vice President
Irwin Engelman(1)
Thomas S. Hexner
Peter W. Huber(1)
William Kristol(1)
Thomas B. Stiles, II(1)
Rosalie J. Wolf(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Mark R. Manley, Secretary

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

(1)   Member of the Audit Committee.

+     For the Intermediate Municipal Portfolios, Class A, B and C shares only.


--------------------------------------------------------------------------------
144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                               PORTFOLIOS
                                                                 IN FUND           OTHER
NAME, AGE OF DIRECTOR,                  PRINCIPAL                COMPLEX       DIRECTORSHIPS
        ADDRESS                       OCCUPATION(S)            OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)              DURING PAST 5 YEARS          DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
Roger Hertog,**, 62            Vice Chairman and Director -        12              None
1345 Avenue of the Americas    Alliance Capital Management
New York, NY 10105             Corporation ("ACMC"), the
(15)                           General Partner of Alliance
Chairman of the Board          Capital Management, L.P.
                               ("Alliance") since 2000;
                               prior thereto President,
                               Chief Operating Officer
                               and Director - Sanford
                               C. Bernstein & Co., Inc.
                               ("Bernstein") since prior
                               to 1998.

Andrew S. Adelson,**, 48       Executive Vice President and        12              None
1345 Avenue of the Americas    Chief Investment Officer
New York, NY 10105             International Value Equities -
(6)                            ACMC since 2000; prior
                               thereto Senior Vice President,
                               Chief Investment Officer -
                               International Equities and
                               Director - Bernstein since
                               prior to 1998.

Thomas S. Hexner,**, 47        Executive Vice President,           12              None
1345 Avenue of the Americas    ACMC and President,
New York, NY 10105             Bernstein Investment
(2 months)                     Research Management since
                               2000; prior thereto, Senior
                               Vice President - Private
                               Client Asset Management
                               and Director of Bernstein
                               since prior to 1998.

DISINTERESTED DIRECTORS
Irwin Engelman, #, 69          Business Consultant since           12           WellGen Inc.;
936 Fifith Avenue              April 2002; prior thereto                        Baruch College;
New York, NY 10021             Executive Vice President                         Long Wharf
(3)                            and Chief Financial Officer,                     Theatre; National
                               Youth Stream Media Networks                      Corporate Theatre
                               since October 2000; prior                        Fund; Temple
                               thereto Vice Chairman and                        Sharay Tefila.
                               Chief Administrative Officer -
                               Revlon, Inc. and Executive
                               Vice President and Chief
                               Financial Officer - MacAndrews
                               and Forbes Holdings Inc., since
                               prior to 1998.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145

Management of the Fund
--------------------------------------------------------------------------------

                                                                 PORTFOLIOS
                                                                   IN FUND           OTHER
NAME, AGE OF DIRECTOR,                  PRINCIPAL                  COMPLEX       DIRECTORSHIPS
        ADDRESS                       OCCUPATION(S)              OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)              DURING PAST 5 YEARS            DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
Peter W. Huber, #, 51          Partner - Kellogg Huber               12              None
1301 K Street NW               Hansen Todd & Evans (law
Washington, DC 20814           firm) since prior to 1998.
(3)                            Senior Fellow - Manhattan
                               Institute for Policy Research;
                               Columnist - Forbes
                               Magazine; Partner - Digital
                               Power Group and Digital
                               Power Capital.

William Kristol, #, 50         Editor, The Weekly Standard           12              None
1150 17th Street NW,           since prior to 1998.
5th Floor
Washington, DC 20036
(9)

Thomas B. Stiles, II, #, 63    President - Cedar Lawn                12          Laguna Beach
87 Monarch Bay Drive           Corporation (cemetery).                           Art Museum;
Monarch Beach, CA 92629        Formerly Managing Director,                       Cedar Lawn
(2 months)                     Senior Portfolio Manager                          Corporation
                               and Director of Investment
                               Strategy of Smith Barney
                               Asset Management from
                               1997 until his retirement
                               in 1999. Prior thereto,
                               Chairman and Chief
                               Executive Officer of
                               Greenwich Street Advisors
                               from 1988-1997 and
                               Executive Vice President
                               and Director of E.F. Hutton
                               Group from 1982-1987.

Rosalie J. Wolf, #, 62         Managing Director, Offit Hall         12         Airborne, Inc.;
65 East 55th Street,           Capital Management since                         TIAA-CREFF;
29th Floor                     January 2001; prior thereto,                     North European
New York, NY 10022             Managing Partner - Botanica                      Oil Royalty Trust.
(3)                            Capital Partners LLC from
                               June 2000 through January
                               2001; prior thereto, Treasurer
                               and Chief Investment Officer,
                               The Rockefeller Foundation
                               since prior to 1998.

*     There is no stated term of office for the directors.

** Messrs. Hertog, Adelson and Hexner are "interested directors", as defined in the 1940 Act, due to their affiliation with Alliance.

#     Member of the Audit Committee and the Nominating Committee.


--------------------------------------------------------------------------------
146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

       NAME,                    POSITION(S)                 PRINCIPAL OCCUPATION
  ADDRESS* AND AGE             HELD WITH FUND               DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------
Roger Hertog, 62          President and Treasurer         See biography above.

Andrew S. Adelson, 48     Senior Vice President           See biography above.

Kathleen Corbet, 43       Senior Vice President           Executive Vice President of Alliance
                                                          Capital Management Corporation
                                                          ("ACMC"),** with which she has been
                                                          associated since prior to 1998.

Mark R. Manley, 41        Secretary                       Senior Vice President and Acting
                                                          General Counsel of ACMC,** with
                                                          which he has been associated since
                                                          prior to 1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC is an affiliate of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                       ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio

Growth Funds

Domestic
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*     Formerly Growth Investors Fund.

**    Formerly Conservative Investors Fund.

+     Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

INTMUNIAR0903

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors Mr. Irwin Engelman and Ms. Rosalie J. Wolf qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      Exhibit No.       DESCRIPTION OF EXHIBIT

      10 (a) (1)        Code of ethics that is subject to the disclosure of
                        Item 2 hereof

      10 (b) (1)        Certification of Principal Executive Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

      10 (b) (2)        Certification of Principal Financial Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

      10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Sanford C. Bernstein Fund, Inc.

By:      /s/Roger Hertog
         -----------------------------------
         Roger Hertog
         President

Date:    November 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:    November 25, 2003

By:      /s/Mark D. Gersten
         ------------------------------
         Mark D. Gersten
         Principal Accounting Officer

Date:    November 25, 2003